UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

Voya Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Perspectives® Portfolio

Voya Government Liquid Assets Portfolio

Voya High Yield Portfolio

Voya Large Cap Growth Portfolio

Voya Large Cap Value Portfolio

Voya Limited Maturity Bond Portfolio

Voya Multi-Manager Large Cap Core Portfolio

Voya Retirement Conservative Portfolio

Voya Retirement Growth Portfolio

Voya Retirement Moderate Growth Portfolio

Voya Retirement Moderate Portfolio

Voya U.S. Stock Index Portfolio

VY® BlackRock Inflation Protected Bond Portfolio

VY® Clarion Global Real Estate Portfolio

VY® Clarion Real Estate Portfolio

VY® FMR® Diversified Mid Cap Portfolio

VY® Franklin Income Portfolio

VY® Invesco Growth and Income Portfolio

VY® JPMorgan Emerging Markets Equity Portfolio

VY® JPMorgan Small Cap Core Equity Portfolio

VY® Morgan Stanley Global Franchise Portfolio

VY® T. Rowe Price Capital Appreciation Portfolio

VY® T. Rowe Price Equity Income Portfolio

VY® T. Rowe Price International Stock Portfolio

VY® Templeton Global Growth Portfolio

The schedules are not audited.

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
785,051	Voya Emerging Markets Index Portfolio - Class I	$7,921,161	5.0
2,698,521	Voya Global Bond Fund - Class R6	27,443,961	17.5
3,187,011	Voya GNMA Income Fund - Class I	27,503,904	17.5
2,757,963	Voya High Yield Portfolio - Class I	27,689,946	17.6
335,367	Voya Index Plus LargeCap Portfolio - Class I	7,834,180	5.0
885,449	Voya International Index Portfolio - Class I	7,924,770	5.1
634,321	@ Voya MidCap Opportunities Portfolio - Class I	7,840,209	5.0
388,822	Voya Small Company Portfolio - Class I	7,815,324	5.0
2,508,654	Voya U.S. Bond Index Portfolio - Class I	27,444,673	17.5
619,716	VY® Clarion Global Real Estate Portfolio - Class I	7,752,651	4.9

	Total Mutual Funds (Cost $155,397,045)	157,170,779	100.1

	Liabilities in Excess of Other Assets	(100,257)	(0.1)
	Net Assets	$157,070,522	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $159,098,696.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,083,190
Gross Unrealized Depreciation	(5,011,107)

Net Unrealized Depreciation	$(1,927,917)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Mutual Funds	$157,170,779	$–	$–	$157,170,779
Total Investments, at fair value	$157,170,779	$–	$–	$157,170,779

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/2016	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$7,881,264	$1,309,951	$(2,669,632)	$1,399,578	$7,921,161	$170,861	$(306,741)	$-
Voya Global Bond Fund - Class R6	27,583,290	1,894,324	(4,783,588)	2,749,935	27,443,961	-	(139,954)	-
Voya GNMA Income Fund - Class I	27,619,082	4,005,025	(4,433,634)	313,431	27,503,904	534,965	16,745	-
Voya High Yield Portfolio - Class I	27,706,779	2,762,904	(5,336,520)	2,556,783	27,689,946	1,399,995	(531,549)	-
Voya Index Plus LargeCap Portfolio - Class I	7,792,464	1,154,330	(1,499,470)	386,856	7,834,180	135,556	(11,264)	-
Voya International Index Portfolio - Class I	7,795,163	1,612,283	(1,651,161)	168,485	7,924,770	246,810	(196,292)	-
Voya MidCap Opportunities Portfolio - Class I	7,806,712	2,124,479	(2,394,611)	303,629	7,840,209	-	(574,607)	863,684
Voya Small Company Portfolio - Class I	7,784,751	2,033,115	(2,600,872)	598,330	7,815,324	37,336	(373,348)	755,598
Voya U.S. Bond Index Portfolio - Class I	27,606,888	3,537,075	(4,681,393)	982,103	27,444,673	415,674	88,106	40,028
VY® Clarion Global Real Estate Portfolio - Class I	7,805,190	1,217,670	(1,619,780)	349,571	7,752,651	103,868	162,802	-
	$157,381,583	$21,651,156	$(31,670,661)	$9,808,701	$157,170,779	$3,045,065	$(1,866,102)	$1,659,310

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
Investment Companies: 9.5%
46,400,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.346%,due 10/03/16	$46,400,000	4.8
43,000,000	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.303%,due 10/03/16	43,000,000	4.4
3,000,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.306%,due 10/03/16	3,000,000	0.3
	Total Investment Companies (Cost $92,400,000)	92,400,000	9.5

U.S. Government Agency Debt: 39.1%
7,175,000	Fannie Mae, 0.468%,due 07/20/17	7,176,636	0.7
650,000	Fannie Mae, 0.560%,due 11/15/16	650,642	0.1
387,000	Fannie Mae, 0.750%,due 06/12/17	399,373	0.0
17,000,000	Federal Farm Credit Banks, 0.390%,due 04/03/17	16,995,783	1.7
1,700,000	Federal Farm Credit Banks, 0.404%,due 02/21/17	1,699,805	0.2
48,500,000	Federal Farm Credit Banks, 0.450%,due 10/21/16	48,499,999	5.0
38,000,000	Federal Farm Credit Banks, 0.460%,due 12/19/16	38,000,827	3.9
750,000	Federal Farm Credit Banks, 0.480%,due 10/17/17	749,532	0.1
20,000,000	Federal Farm Credit Banks, 0.490%,due 03/22/17	20,001,430	2.1
5,750,000	Federal Farm Credit Banks, 0.490%,due 10/25/17	5,750,000	0.6
1,250,000	Federal Farm Credit Banks, 0.500%,due 07/03/17	1,249,429	0.1
15,000,000	Federal Farm Credit Banks, 0.580%,due 04/17/17	15,003,230	1.5
3,600,000	Federal Farm Credit Banks, 0.810%,due 09/28/17	3,600,144	0.4
11,500,000	Federal Farm Credit Discount Notes, 0.593%,due 02/22/17	11,473,320	1.2
3,000,000	Federal Farm Credit Discount Notes, 0.650%,due 02/03/17	2,993,333	0.3
28,000,000	Federal Home Loan Bank Discount Notes, 0.200%,due 10/07/16	27,999,067	2.9
1,700,000	Federal Home Loan Bank Discount Notes, 0.220%,due 10/04/16	1,699,969	0.2
2,750,000	Federal Home Loan Bank Discount Notes, 0.270%,due 11/18/16	2,749,047	0.3
600,000	Federal Home Loan Bank Discount Notes, 0.280%,due 11/02/16	599,820	0.1
2,750,000	Federal Home Loan Bank Discount Notes, 0.280%,due 11/09/16	2,749,196	0.3
5,750,000	Federal Home Loan Bank Discount Notes, 0.280%,due 12/23/16	5,746,315	0.6
7,300,000	Federal Home Loan Bank Discount Notes, 0.300%,due 10/28/16	7,298,365	0.7
9,250,000	Federal Home Loan Bank Discount Notes, 0.310%,due 10/26/16	9,248,058	0.9
4,200,000	Federal Home Loan Bank Discount Notes, 0.310%,due 11/04/16	4,198,797	0.4
1,165,000	Federal Home Loan Bank Discount Notes, 0.320%,due 11/30/16	1,164,388	0.1
14,500,000	Federal Home Loan Bank Discount Notes, 0.630%,due 12/05/16	14,483,768	1.5
14,250,000	Federal Home Loan Banks, 0.405%,due 11/10/16	14,249,845	1.5
5,500,000	Federal Home Loan Banks, 0.467%,due 06/01/17	5,500,000	0.6
11,500,000	Federal Home Loan Banks, 0.477%,due 03/01/17	11,500,000	1.2
1,800,000	Federal Home Loan Banks, 0.510%,due 01/27/17	1,800,000	0.2
5,750,000	Federal Home Loan Banks, 0.570%,due 05/16/17	5,750,000	0.6
23,000,000	Federal Home Loan Banks, 0.570%,due 07/12/17	22,999,093	2.4
1,250,000	Federal Home Loan Banks, 0.610%,due 02/17/17	1,250,517	0.1
5,750,000	Federal Home Loan Banks, 0.670%,due 05/16/17	5,748,981	0.6
5,500,000	Federal Home Loan Mortgage Corp., 0.290%,due 12/20/16	5,496,604	0.6
1,000,000	Federal Home Loan Mortgage Corp., 0.410%,due 01/27/17	1,000,300	0.1
650,000	Federal Home Loan Mortgage Corp., 0.420%,due 10/14/16	650,106	0.1

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. Government Agency Debt: (continued)
14,250,000	Federal Home Loan Mortgage Corp., 0.459%,due 11/25/16	$14,240,203	1.5
13,500,000	Federal Home Loan Mortgage Corp., 0.459%,due 12/14/16	13,487,512	1.4
1,600,000	Federal Home Loan Mortgage Corp., 0.493%,due 04/27/17	1,600,452	0.2
2,200,000	Federal Home Loan Mortgage Corp., 0.511%,due 01/05/17	2,197,974	0.2
4,500,000	Federal Home Loan Mortgage Corp., 0.510%,due 12/01/16	4,496,187	0.5
450,000	Federal Home Loan Mortgage Corp., 0.530%,due 01/13/17	450,044	0.0
2,100,000	Federal Home Loan Mortgage Corp., 0.540%,due 04/20/17	2,101,468	0.2
2,750,000	Federal Home Loan Mortgage Corp., 0.670%,due 07/21/17	2,752,479	0.3
8,500,000	Federal Home Loan Mortgage Corp., 0.810%,due 10/27/17	8,503,945	0.9
	Total U.S. Government Agency Debt (Cost $377,955,983)	377,955,983	39.1

U.S. Treasury Debt: 37.0%
209,700,000	United States Treasury Bill, 0.280%,due 01/05/17	209,546,815	21.7
56,250,000	United States Treasury Bill, 0.330%,due 02/09/17	56,183,886	5.8
29,000,000	United States Treasury Bill, 0.350%,due 03/02/17	28,957,389	3.0
5,500,000	United States Treasury Bill, 0.520%,due 03/16/17	5,487,167	0.6
57,250,000	United States Treasury Floating Rate Note, 0.337%,due 07/31/17	57,253,025	5.9
	Total U.S. Treasury Debt (Cost $357,428,282)	357,428,282	37.0

U.S. Treasury Repurchase Agreement: 7.7%
74,758,000	Deutsche Bank Repurchase Agreement dated 9/30/16, 0.48%, due 10/3/16, $74,760,990 to be received upon repurchase (Collateralized by $76,178,600, U.S. Treasury Note, 1.375%, Market Value plus accrued interest $76,253,217 due 8/31/2023)	74,758,000	7.7

	Total U.S. Treasury Repurchase Agreement (Cost $74,758,000)	74,758,000	7.7

	Total Investments in Securities (Cost $902,542,265)	$902,542,265	93.3
	Assets in Excess of Other Liabilities	64,306,090	6.7
	Net Assets	$966,848,355	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

Cost for federal income tax purposes is the same as for financial statement purposes.

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
U.S. Treasury Debt	$–	$357,428,282	$–	$357,428,282
U.S. Treasury Repurchase Agreement	–	74,758,000	–	74,758,000
Investment Companies	92,400,000	–	–	92,400,000
U.S. Government Agency Debt	–	377,955,983	–	377,955,983
Total Investments, at fair value	$92,400,000	$810,142,265	$–	$902,542,265

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.4%
		Basic Materials: 6.7%
750,000		Aleris International, Inc., 7.875%, 11/01/20	$763,125	0.1
1,400,000	#,L	Anglo American Capital PLC, 4.875%, 05/14/25	1,435,000	0.2
1,760,000	L	ArcelorMittal, 6.125%, 06/01/25	1,927,200	0.3
500,000		ArcelorMittal, 6.500%, 03/01/21	558,750	0.1
2,365,000	#	Aruba Investments, Inc., 8.750%, 02/15/23	2,424,125	0.4
1,430,000	#	Axalta Coating Systems LLC, 4.875%, 08/15/24	1,468,431	0.2
480,000	#	BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC, 6.500%, 05/15/21	508,800	0.1
2,000,000	#	Cascades, Inc., 5.500%, 07/15/22	2,042,500	0.3
1,580,000	#	Constellium NV, 5.750%, 05/15/24	1,469,400	0.2
500,000	#	Constellium NV, 7.875%, 04/01/21	535,000	0.1
895,000	#	Evolution Escrow Issuer LLC, 7.500%, 03/15/22	821,162	0.1
1,660,000	L	Freeport-McMoRan, Inc., 4.550%, 11/14/24	1,512,675	0.2
2,400,000		Freeport-McMoRan, Inc., 5.450%, 03/15/43	1,956,000	0.3
1,750,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	1,680,000	0.2
1,000,000		Hexion US Finance Corp., 6.625%, 04/15/20	882,500	0.1
1,220,000		Huntsman International LLC, 5.125%, 11/15/22	1,274,900	0.2
2,000,000	#,L	INEOS Group Holdings SA, 5.625%, 08/01/24	1,967,500	0.3
465,000		Kaiser Aluminum Corp., 5.875%, 05/15/24	487,087	0.1
2,075,000	#	Kraton Polymers LLC / Kraton Polymers Capital Corp., 10.500%, 04/15/23	2,365,500	0.4
2,204,000		Momentive Performance Materials, Inc., 3.880%, 10/24/21	1,848,605	0.3
4,000,000	±	Momentive Performance Materials, Inc. Escrow	–	–
480,000	#	PQ Corp., 6.750%, 11/15/22	510,000	0.1
2,250,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	2,070,000	0.3
1,075,000		Steel Dynamics, Inc., 5.125%, 10/01/21	1,122,031	0.2
1,000,000		Steel Dynamics, Inc., 5.500%, 10/01/24	1,050,000	0.2
1,700,000		Teck Resources Ltd., 4.500%, 01/15/21	1,691,500	0.2
1,635,000		Teck Resources Ltd., 4.750%, 01/15/22	1,602,137	0.2
2,350,000		Teck Resources Ltd., 5.200%, 03/01/42	2,021,000	0.3
2,335,000	L	Tronox Finance LLC, 6.375%, 08/15/20	2,165,713	0.3
2,000,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	1,880,000	0.3
800,000	#	Valvoline, Inc., 5.500%, 07/15/24	840,000	0.1
945,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	1,006,425	0.1
945,000	#,L	WR Grace & Co-Conn, 5.625%, 10/01/24	1,033,594	0.2
			44,920,660	6.7

		Communications: 20.1%
400,000	#,L	Altice Financing SA, 6.500%, 01/15/22	423,500	0.1
1,080,000	#	Altice Financing SA, 6.625%, 02/15/23	1,112,400	0.2
1,000,000	#,L	Altice Finco SA, 8.125%, 01/15/24	1,040,000	0.2
1,530,000	#,L	Altice SA, 7.625%, 02/15/25	1,579,725	0.2
2,800,000	#	Altice SA, 7.750%, 05/15/22	2,999,500	0.4
1,890,000	#	Anna Merger Sub, Inc., 7.750%, 10/01/22	1,563,975	0.2
960,000		Cablevision Systems Corp., 5.875%, 09/15/22	876,000	0.1
885,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/23	925,931	0.1
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	1,041,150	0.2
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	1,047,500	0.2
1,130,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/26	1,186,500	0.2
2,395,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/26	2,544,687	0.4
3,000,000		CenturyLink, Inc., 5.625%, 04/01/20	3,183,750	0.5
675,000	L	CenturyLink, Inc., 7.500%, 04/01/24	722,250	0.1
950,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21	954,750	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,250,000		Clear Channel Communications, Inc. Term Loan D, 7.274%, 01/30/19	$1,732,968	0.3
1,250,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,307,812	0.2
1,000,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,012,500	0.1
1,000,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	996,250	0.1
1,760,000	#	CommScope Tech Finance LLC, 6.000%, 06/15/25	1,885,400	0.3
500,000	#	CommScope, Inc., 5.500%, 06/15/24	529,375	0.1
2,600,000	L	CSC Holdings LLC, 5.250%, 06/01/24	2,476,500	0.4
2,450,000		DISH DBS Corp., 5.000%, 03/15/23	2,388,750	0.4
700,000		DISH DBS Corp., 5.875%, 11/15/24	693,875	0.1
1,000,000		DISH DBS Corp., 5.875%, 07/15/22	1,032,500	0.2
1,750,000		DISH DBS Corp., 6.750%, 06/01/21	1,890,000	0.3
1,290,000	#	DISH DBS Corp., 7.750%, 07/01/26	1,373,850	0.2
1,000,000		Frontier Communications Corp., 7.125%, 03/15/19	1,077,500	0.2
730,000		Frontier Communications Corp., 8.875%, 09/15/20	790,225	0.1
920,000		Frontier Communications Corp., 10.500%, 09/15/22	978,650	0.1
1,825,000		Frontier Communications Corp., 11.000%, 09/15/25	1,909,406	0.3
861,000		GCI, Inc., 6.750%, 06/01/21	888,767	0.1
1,650,000	#	Gray Television, Inc., 5.125%, 10/15/24	1,623,187	0.2
1,000,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	697,500	0.1
1,000,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	780,000	0.1
1,500,000		Intelsat Luxembourg SA, 8.125%, 06/01/23	513,750	0.1
1,175,000		Lamar Media Corp., 5.375%, 01/15/24	1,242,562	0.2
500,000		Lamar Media Corp., 5.875%, 02/01/22	523,125	0.1
2,955,000		Level 3 Financing, Inc., 5.125%, 05/01/23	3,054,731	0.5
1,500,000	#	Level 3 Financing, Inc., 5.250%, 03/15/26	1,552,500	0.2
800,000		Level 3 Financing, Inc., 5.375%, 01/15/24	835,500	0.1
1,220,000		LIN Television Corp., 5.875%, 11/15/22	1,284,050	0.2
1,250,000		LIN Television Corp., 6.375%, 01/15/21	1,298,437	0.2
430,000		Match Group, Inc., 6.375%, 06/01/24	468,162	0.1
2,225,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	2,358,500	0.3
3,000,000	#	Midcontinent Communications & Midcontinent Finance Corp., 6.250%, 08/01/21	3,157,500	0.5
1,125,000	#	Neptune Finco Corp., 6.625%, 10/15/25	1,223,438	0.2
2,520,000	#	Neptune Finco Corp., 10.875%, 10/15/25	2,954,700	0.4
2,250,000		Netflix, Inc., 5.750%, 03/01/24	2,430,000	0.4
200,000		Netflix, Inc., 5.875%, 02/15/25	217,500	0.0
2,000,000		Nexstar Broadcasting, Inc., 6.875%, 11/15/20	2,082,500	0.3
900,000	#	Nexstar Escrow Corp., 5.625%, 08/01/24	909,000	0.1
750,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	768,750	0.1
925,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	958,531	0.1
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/30	1,243,448	0.2
3,075,000	#	Numericable Group SA, 6.250%, 05/15/24	3,066,396	0.5
1,200,000	#	Numericable-SFR SA, 7.375%, 05/01/26	1,228,128	0.2
2,000,000	#	SFR Group SA, 6.000%, 05/15/22	2,047,500	0.3
2,159,000	#	Plantronics, Inc., 5.500%, 05/31/23	2,229,168	0.3
1,335,000	#	Sable International Finance Ltd., 6.875%, 08/01/22	1,391,738	0.2
2,850,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	3,021,000	0.4
2,500,000	#,L	Sirius XM Radio, Inc., 5.750%, 08/01/21	2,618,188	0.4
1,340,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	1,432,125	0.2
2,000,000		Sprint Capital Corp., 6.900%, 05/01/19	2,080,000	0.3
3,235,000		Sprint Corp., 7.125%, 06/15/24	3,170,300	0.5
1,750,000		Sprint Corp., 7.250%, 09/15/21	1,767,500	0.3
5,000,000		Sprint Nextel Corp., 6.000%, 11/15/22	4,706,250	0.7
1,000,000		Sprint Nextel Corp., 8.750%, 03/15/32	1,028,750	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,000,000		Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	$1,014,765	0.1
2,900,000	#	TEGNA, Inc., 5.500%, 09/15/24	3,005,125	0.4
750,000		T-Mobile USA, Inc., 6.250%, 04/01/21	789,844	0.1
1,200,000		T-Mobile USA, Inc., 6.500%, 01/15/26	1,333,500	0.2
3,000,000		T-Mobile USA, Inc., 6.625%, 11/15/20	3,086,250	0.5
2,950,000		T-Mobile USA, Inc., 6.731%, 04/28/22	3,108,563	0.5
250,000		T-Mobile USA, Inc., 6.836%, 04/28/23	269,688	0.0
2,500,000		Tribune Media Co., 5.875%, 07/15/22	2,542,188	0.4
3,000,000	#	Univision Communications, Inc., 5.125%, 02/15/25	3,030,000	0.5
2,640,000	#	West Corp., 5.375%, 07/15/22	2,597,100	0.4
1,250,000	#	Wind Acquisition Finance SA, 4.750%, 07/15/20	1,271,875	0.2
1,540,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,615,075	0.2
2,455,000	L	Windstream Corp., 7.500%, 04/01/23	2,356,800	0.3
2,360,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/23	2,483,900	0.4
			134,635,033	20.1

		Conglomerates: 0.2%
1,488,636		ServiceMaster Company, 3.250%, 07/01/21	1,506,546	0.2

		Consumer, Cyclical: 15.4%
1,580,000	#	Adient Global Holdings Ltd, 4.875%, 08/15/26	1,583,950	0.2
2,000,000		AMC Entertainment, Inc., 5.875%, 02/15/22	2,080,000	0.3
1,160,000	#	American Tire Distributors, Inc., 10.250%, 03/01/22	1,061,400	0.2
542,000		ARAMARK Corp., 5.750%, 03/15/20	557,244	0.1
2,500,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	2,587,500	0.4
2,430,000	#	Ashton Woods USA LLC, 6.875%, 02/15/21	2,369,250	0.3
255,000	#	Boyd Gaming Corp., 6.375%, 04/01/26	274,762	0.0
1,180,000		Boyd Gaming Corp., 6.875%, 05/15/23	1,286,684	0.2
2,580,000		Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.000%, 10/01/20	2,679,975	0.4
2,390,000		Caleres, Inc., 6.250%, 08/15/23	2,492,770	0.4
1,750,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,814,325	0.3
1,170,000	#	Carmike Cinemas, Inc., 6.000%, 06/15/23	1,222,650	0.2
2,320,000	#	CDR DB Sub, Inc., 7.750%, 10/15/20	1,850,200	0.3
2,135,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	2,263,100	0.3
2,685,000		Century Communities, Inc., 6.875%, 05/15/22	2,725,275	0.4
1,790,000	L	Dana Holding Corp., 5.500%, 12/15/24	1,830,275	0.3
585,000	L	Dollar Tree, Inc., 5.250%, 03/01/20	609,862	0.1
2,600,000		Dollar Tree, Inc., 5.750%, 03/01/23	2,811,250	0.4
1,715,000	#	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24	1,862,919	0.3
1,180,000	L	Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	1,218,350	0.2
440,000	L	GLP Capital L.P. / GLP Financing II, Inc., 4.375%, 04/15/21	464,200	0.1
880,000		GLP Capital L.P. / GLP Financing II, Inc., 5.375%, 04/15/26	948,200	0.1
970,000		Goodyear Tire & Rubber Co, 5.125%, 11/15/23	1,013,650	0.1
1,175,000	#	Guitar Center, Inc., 6.500%, 04/15/19	1,039,875	0.2
1,100,000	#,L	Guitar Center, Inc., 9.625%, 04/15/20	818,125	0.1
600,000	#	HD Supply, Inc., 5.250%, 12/15/21	636,750	0.1
350,000	#	HD Supply, Inc., 5.750%, 04/15/24	368,375	0.1
3,560,000	#	Hot Topic, Inc., 9.250%, 06/15/21	3,791,400	0.6
945,000	#	International Game Technology PLC, 5.625%, 02/15/20	1,007,606	0.1
980,000	#	International Game Technology PLC, 6.250%, 02/15/22	1,047,992	0.2
955,000	#	International Game Technology PLC, 6.500%, 02/15/25	1,033,788	0.2
430,000	#,L	JC Penney Corp., Inc., 5.875%, 07/01/23	448,275	0.1
1,320,000		JC Penney Corp., Inc., 8.125%, 10/01/19	1,448,700	0.2
880,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/26	932,800	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
880,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/24	$921,800	0.1
1,750,000		L Brands, Inc., 6.750%, 07/01/36	1,891,085	0.3
475,000	#	Landry's, Inc., 6.750%, 10/15/24	484,500	0.1
2,065,000		M/I Homes, Inc., 6.750%, 01/15/21	2,173,413	0.3
1,000,000	#	MCE Finance Ltd., 5.000%, 02/15/21	1,007,692	0.1
350,000		Meritage Homes Corp., 7.150%, 04/15/20	391,125	0.1
2,185,000		Meritage Homes Corp., 7.000%, 04/01/22	2,447,200	0.4
2,000,000		MGM Resorts International, 6.625%, 12/15/21	2,260,000	0.3
2,000,000		MGM Resorts International, 6.750%, 10/01/20	2,250,000	0.3
665,000	#,L	Michaels Stores, Inc., 5.875%, 12/15/20	690,769	0.1
695,000	#	National CineMedia LLC, 5.750%, 08/15/26	722,800	0.1
1,200,000	#	NCL Corp. Ltd., 5.250%, 11/15/19	1,218,000	0.2
2,600,000	#,&,L	Neiman Marcus Group LLC., 8.750%, 10/15/21	2,067,000	0.3
2,000,000		Oshkosh Corp., 5.375%, 03/01/22	2,115,000	0.3
965,000		Penske Automotive Group, Inc., 5.500%, 05/15/26	965,000	0.1
2,905,000	#	PetSmart, Inc., 7.125%, 03/15/23	3,057,512	0.5
400,000		PulteGroup, Inc., 5.500%, 03/01/26	422,000	0.1
2,415,000	#	Rite Aid Corp., 6.125%, 04/01/23	2,611,219	0.4
400,000	#	Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp., 6.125%, 08/15/21	414,000	0.1
2,000,000	#	RSI Home Products, Inc., 6.500%, 03/15/23	2,120,000	0.3
1,050,000		Ryland Group, Inc., 5.375%, 10/01/22	1,099,875	0.2
1,000,000	#	Schaeffler Finance BV, 4.750%, 05/15/21	1,038,000	0.2
250,000	#,&	Schaeffler Holding Finance BV, 6.750%, 11/15/22	286,875	0.0
299,903	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	305,931	0.0
810,000	#	Scientific Games International, Inc., 7.000%, 01/01/22	860,625	0.1
1,815,000		Scientific Games International, Inc., 10.000%, 12/01/22	1,687,950	0.2
2,250,000		Sonic Automotive, Inc., 5.000%, 05/15/23	2,227,500	0.3
2,500,000		Springs Industries, Inc., 6.250%, 06/01/21	2,600,000	0.4
1,250,000	#,L	Studio City Finance Ltd., 8.500%, 12/01/20	1,293,750	0.2
1,430,000		Toll Brothers Finance Corp., 4.875%, 11/15/25	1,469,325	0.2
2,050,000	#	Tops Holding LLC / Tops Markets II Corp., 8.000%, 06/15/22	1,855,250	0.3
1,750,000		US Airways Group, Inc., 6.125%, 06/01/18	1,828,750	0.3
2,220,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	2,286,600	0.3
505,000	#	WMG Acquisition Corp., 5.625%, 04/15/22	524,569	0.1
2,540,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	2,705,100	0.4
800,000	#	Wolverine World Wide, Inc., 5.000%, 09/01/26	810,000	0.1
			103,291,692	15.4

		Consumer, Non-cyclical: 18.8%
2,100,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/22	2,089,500	0.3
110,000		Acadia Healthcare Co., Inc., 6.500%, 03/01/24	115,500	0.0
2,145,000	#	Albertsons Cos LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 06/15/24	2,236,162	0.3
1,170,000	#	Alere, Inc., 6.375%, 07/01/23	1,199,250	0.2
1,225,000		Amsurg Corp., 5.625%, 11/30/20	1,261,750	0.2
2,000,000		Amsurg Corp., 5.625%, 07/15/22	2,052,500	0.3
1,000,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	1,056,250	0.2
1,180,000	#,&	BI-LO LLC / BI-LO Finance Corp., 8.625%, 09/15/18	752,250	0.1
1,165,000	#,L	BI-LO LLC / BI-LO Finance Corp., 9.250%, 02/15/19	1,006,269	0.1
2,000,000	#	Brand Energy & Infrastructure Services, Inc., 8.500%, 12/01/21	2,010,000	0.3
1,210,000	#	Bumble Bee Holdings, Inc., 9.000%, 12/15/17	1,219,075	0.2
2,070,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	2,049,300	0.3
1,872,000	#,&	Capsugel SA, 7.000%, 05/15/19	1,877,854	0.3
1,755,000	#	CEB, Inc., 5.625%, 06/15/23	1,733,062	0.3
2,035,000		Centene Corp., 5.625%, 02/15/21	2,167,275	0.3
775,000		Centene Corp., 6.125%, 02/15/24	842,812	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,425,000		Central Garden & Pet Co., 6.125%, 11/15/23	$2,612,937	0.4
750,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	648,750	0.1
1,000,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	934,500	0.1
1,000,000		Cott Beverages, Inc., 5.375%, 07/01/22	1,033,750	0.2
1,790,000		Cott Beverages, Inc., 6.750%, 01/01/20	1,872,787	0.3
1,660,000		DaVita HealthCare Partners, Inc., 5.125%, 07/15/24	1,696,312	0.3
860,000		DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	865,375	0.1
2,480,000	#	Envision Healthcare Corp., 5.125%, 07/01/22	2,480,000	0.4
1,950,000	#	FAGE International SA/ FAGE USA Dairy Industry, Inc., 5.625%, 08/15/26	2,013,375	0.3
2,000,000		HCA Holdings, Inc., 6.250%, 02/15/21	2,175,000	0.3
1,185,000		HCA, Inc., 5.375%, 02/01/25	1,224,994	0.2
2,000,000		HCA, Inc., 5.875%, 05/01/23	2,135,000	0.3
3,500,000		HCA, Inc., 7.500%, 02/15/22	4,025,000	0.6
2,000,000		HCA, Inc., 8.000%, 10/01/18	2,237,500	0.3
2,370,000		HealthSouth Corp., 5.750%, 11/01/24	2,466,269	0.4
440,000	#	Herc Rentals, Inc., 7.500%, 06/01/22	456,500	0.1
440,000	#	Herc Rentals, Inc., 7.750%, 06/01/24	453,200	0.1
665,000	#,L	Hertz Corp., 5.500%, 10/15/24	663,337	0.1
500,000		Hertz Corp., 6.750%, 04/15/19	511,620	0.1
1,500,000		Hertz Corp., 7.375%, 01/15/21	1,562,400	0.2
2,445,000	#	Hill-Rom Holdings, Inc., 5.750%, 09/01/23	2,621,773	0.4
2,405,000	#	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/23	2,507,213	0.4
470,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.750%, 06/15/25	464,125	0.1
2,250,000	#	JBS USA LLC, 5.875%, 07/15/24	2,250,000	0.3
2,405,000	#	KeHE Distributors LLC / KeHE Finance Corp., 7.625%, 08/15/21	2,386,963	0.4
1,718,697		Kindred Healthcare, Inc., 4.250%, 04/09/21	1,717,623	0.3
2,040,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	2,116,500	0.3
2,400,000	#	Logo Merger Sub Corp., 8.375%, 10/15/20	2,448,000	0.4
1,920,000	#	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/22	1,963,200	0.3
1,535,000		Molina Healthcare, Inc., 5.375%, 11/15/22	1,592,563	0.2
2,570,000	#	MPH Acquisition Holdings LLC, 7.125%, 06/01/24	2,769,175	0.4
1,170,000	#	Mustang Merger Corp., 8.500%, 08/15/21	1,250,438	0.2
645,000	#	NBTY, Inc., 7.625%, 05/15/21	661,009	0.1
1,255,000	#	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 01/15/24	1,345,988	0.2
900,000	#	Post Holdings, Inc., 5.000%, 08/15/26	897,750	0.1
1,100,000	#	Post Holdings, Inc., 7.750%, 03/15/24	1,237,500	0.2
1,100,000	#	Post Holdings, Inc., 8.000%, 07/15/25	1,264,313	0.2
1,500,000		Quad/Graphics, Inc., 7.000%, 05/01/22	1,447,500	0.2
1,600,000	#,L	Quorum Health Corp., 11.625%, 04/15/23	1,336,000	0.2
1,415,000	#	Revlon Consumer Products Corp., 6.250%, 08/01/24	1,464,525	0.2
1,000,000		RR Donnelley & Sons Co., 6.000%, 04/01/24	997,500	0.1
1,750,000		RR Donnelley & Sons Co., 7.000%, 02/15/22	1,833,125	0.3
145,000		Spectrum Brands, Inc., 5.750%, 07/15/25	157,325	0.0
1,000,000		Spectrum Brands, Inc., 6.625%, 11/15/22	1,087,500	0.2
2,060,000	#	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23	2,147,550	0.3
510,000	#	Team Health, Inc., 7.250%, 12/15/23	550,163	0.1
2,323,000		Teleflex, Inc., 5.250%, 06/15/24	2,433,343	0.4
750,000		Tenet Healthcare Corp., 6.000%, 10/01/20	795,000	0.1
2,025,000		Tenet Healthcare Corp., 6.750%, 02/01/20	1,994,625	0.3
1,590,000		Tenet Healthcare Corp., 6.750%, 06/15/23	1,482,675	0.2
750,000		Tenet Healthcare Corp., 8.125%, 04/01/22	753,750	0.1
1,000,000		Tenet Healthcare Corp., 8.000%, 08/01/20	1,012,500	0.2
1,250,000	#	The Nielsen Co. Luxembourg SARL, 5.500%, 10/01/21	1,306,250	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
300,000		United Rentals North America, Inc., 6.125%, 06/15/23	$316,500	0.0
2,500,000		United Rentals North America, Inc., 7.625%, 04/15/22	2,675,000	0.4
1,285,000	#	US Foods, Inc., 5.875%, 06/15/24	1,342,825	0.2
1,000,000	#	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23	860,000	0.1
3,000,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20	2,940,000	0.4
500,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	466,250	0.1
2,800,000	#	Vizient, Inc., 10.375%, 03/01/24	3,220,000	0.5
1,000,000	#	VPI Escrow Corp., 6.375%, 10/15/20	942,500	0.1
1,580,000	#	VRX Escrow Corp., 5.375%, 03/15/20	1,469,400	0.2
2,580,000	#	VRX Escrow Corp., 5.875%, 05/15/23	2,243,129	0.3
2,080,000	#	VRX Escrow Corp., 6.125%, 04/15/25	1,796,600	0.3
1,260,000		WhiteWave Foods Co., 5.375%, 10/01/22	1,436,400	0.2
			125,739,483	18.8

		Diversified: 0.6%
1,285,000	#,&	Carlson Travel Holdings, Inc., 7.500%, 08/15/19	1,278,575	0.2
2,500,000	#	Dematic SA / DH Services Luxembourg Sarl, 7.750%, 12/15/20	2,618,750	0.4
			3,897,325	0.6

		Energy: 9.9%
945,000	#	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 09/15/24	959,175	0.1
1,360,000		Antero Resources Corp., 5.125%, 12/01/22	1,377,000	0.2
1,000,000		Antero Resources Corp., 6.000%, 12/01/20	1,035,000	0.2
1,430,000	#	California Resources Corp., 8.000%, 12/15/22	958,100	0.1
715,000	#	Callon Petroleum Co., 6.125%, 10/01/24	741,812	0.1
250,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	201,250	0.0
1,180,000	L	Carrizo Oil & Gas, Inc., 6.250%, 04/15/23	1,174,100	0.2
2,000,000		Cenovus Energy, Inc., 3.800%, 09/15/23	1,982,632	0.3
1,480,000		Chesapeake Energy Corp., 6.125%, 02/15/21	1,354,200	0.2
1,900,000		Chesapeake Energy Corp., 7.250%, 12/15/18	1,938,000	0.3
1,250,000		Continental Resources, Inc./OK, 4.500%, 04/15/23	1,206,250	0.2
1,500,000	L	Continental Resources, Inc./OK, 5.000%, 09/15/22	1,500,000	0.2
2,000,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 12/15/20	2,025,000	0.3
1,100,000	L	Ensco PLC, 5.200%, 03/15/25	807,234	0.1
700,000		Ensco PLC, 5.750%, 10/01/44	430,980	0.1
400,000	#	Extraction Oil & Gas Holdings LLC / Extraction Finance Corp., 7.875%, 07/15/21	417,000	0.1
1,180,000	#,L	Halcon Resources Corp., 8.625%, 02/01/20	1,188,850	0.2
2,000,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	1,925,000	0.3
800,000	#	Holly Energy Partners L.P. / Holly Energy Finance Corp., 6.000%, 08/01/24	832,000	0.1
2,365,000	#	Lonestar Resources America, Inc., 8.750%, 04/15/19	1,501,775	0.2
2,500,000		Memorial Production Partners L.P. / Memorial Production Finance Corp., 6.875%, 08/01/22	1,218,750	0.2
380,000		Murphy Oil Corp., 6.875%, 08/15/24	393,425	0.1
2,500,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	2,640,625	0.4
1,557,000		Newfield Exploration Co., 5.625%, 07/01/24	1,603,710	0.2
1,175,000		Northern Oil And Gas, Inc., 8.000%, 06/01/20	887,125	0.1
800,000	L	Oasis Petroleum, Inc., 6.875%, 03/15/22	770,000	0.1
400,000	#	Parsley Energy LLC / Parsley Finance Corp., 6.250%, 06/01/24	415,000	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
2,715,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/23	$2,630,156	0.4
470,000	#	PDC Energy, Inc., 6.125%, 09/15/24	489,975	0.1
1,950,000	#	Range Resources Corp., 5.875%, 07/01/22	1,979,250	0.3
640,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.000%, 10/01/22	676,383	0.1
2,300,000	#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	2,438,000	0.4
640,000		Rose Rock Midstream L.P. / Rose Rock Finance Corp., 5.625%, 07/15/22	592,000	0.1
1,190,000	#	Sabine Pass Liquefaction LLC, 5.000%, 03/15/27	1,222,725	0.2
695,000		Sabine Pass Liquefaction LLC, 5.625%, 03/01/25	749,731	0.1
215,000	#	Sabine Pass Liquefaction LLC, 5.875%, 06/30/26	234,484	0.0
1,310,000	L	Sanchez Energy Corp., 6.125%, 01/15/23	1,057,825	0.2
976,000		Sanchez Energy Corp., 7.750%, 06/15/21	863,760	0.1
5,260,000	±	SemGroup Corp. Escrow	–	–
1,784,000		SemGroup Corp., 7.500%, 06/15/21	1,792,920	0.3
1,000,000	L	SM Energy Co., 5.000%, 01/15/24	945,000	0.1
230,000		SM Energy Co., 6.750%, 09/15/26	232,731	0.0
500,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 08/15/22	478,750	0.1
595,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	559,300	0.1
1,480,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	1,391,200	0.2
2,000,000	#	Sunoco L.P. / Sunoco Finance Corp., 6.375%, 04/01/23	2,065,000	0.3
2,815,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	2,864,263	0.4
720,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.750%, 03/15/24	774,000	0.1
2,500,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	2,615,625	0.4
950,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.375%, 05/01/24	1,023,625	0.1
1,000,000		Weatherford International LLC, 6.800%, 06/15/37	725,000	0.1
1,250,000	L	Weatherford International Ltd., 4.500%, 04/15/22	1,062,500	0.2
2,075,000	L	Whiting Petroleum Corp., 5.750%, 03/15/21	1,950,500	0.3
3,237,000	L	WPX Energy, Inc., 6.000%, 01/15/22	3,212,723	0.5
			66,111,419	9.9

		Financial: 5.7%
2,250,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	2,205,000	0.3
1,000,000		Ally Financial, Inc., 4.125%, 03/30/20	1,020,000	0.1
2,200,000		Ally Financial, Inc., 5.750%, 11/20/25	2,310,000	0.3
2,500,000		Ally Financial, Inc., 7.500%, 09/15/20	2,850,000	0.4
1,652,000		Ally Financial, Inc., 8.000%, 11/01/31	2,048,480	0.3
1,200,000	#	BCD Acquisition, Inc., 9.625%, 09/15/23	1,260,000	0.2
1,000,000	#	CIT Group, Inc., 5.500%, 02/15/19	1,060,000	0.2
2,500,000		CIT Group, Inc., 5.000%, 08/15/22	2,662,500	0.4
1,775,000		Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.250%, 10/15/23	1,871,720	0.3
785,000		Equinix, Inc., 5.375%, 04/01/23	827,194	0.1
1,700,000		Equinix, Inc., 5.750%, 01/01/25	1,814,750	0.3
3,050,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	3,061,437	0.5
800,000	#	FBM Finance, Inc., 8.250%, 08/15/21	840,000	0.1
750,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.000%, 08/01/20	755,625	0.1
250,000		Iron Mountain, Inc., 5.750%, 08/15/24	258,125	0.0
565,000	#	Iron Mountain, Inc., 6.000%, 10/01/20	597,487	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
499,200	#,±	Lehman Brothers Holdings, Inc., 8.160%	$18,870	0.0
900,000	#	MGP Escrow Issuer LLC / MGP Escrow Co-Issuer, Inc., 5.625%, 05/01/24	978,480	0.1
400,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.250%, 08/01/26	416,000	0.1
502,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/24	530,112	0.1
3,035,000		Navient Corp., 5.875%, 10/25/24	2,777,025	0.4
750,000		Navient Corp., 6.125%, 03/25/24	702,188	0.1
400,000		Navient Corp., 6.625%, 07/26/21	404,000	0.1
2,380,000		Navient Corp., 7.250%, 09/25/23	2,378,524	0.4
1,210,000	#	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/21	1,279,193	0.2
2,000,000		Royal Bank of Scotland Group PLC, 8.625%, 12/29/49	1,975,000	0.3
600,000		Springleaf Finance Corp., 5.250%, 12/15/19	614,250	0.1
500,000		Springleaf Finance Corp., 6.900%, 12/15/17	526,875	0.1
			38,042,835	5.7

		Industrial: 9.8%
2,630,000		ADS Waste Holdings, Inc., 8.250%, 10/01/20	2,764,787	0.4
630,000		AECOM, 5.750%, 10/15/22	664,845	0.1
1,880,000		AECOM, 5.875%, 10/15/24	2,011,600	0.3
2,116,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	2,213,865	0.3
250,000		Allegion PLC, 5.875%, 09/15/23	270,625	0.0
750,000		Allegion US Holding Co., Inc., 5.750%, 10/01/21	784,687	0.1
2,375,000	#,&	ARD Finance SA, 7.125%, 09/15/23	2,369,062	0.4
1,375,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	1,474,687	0.2
441,176	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	457,721	0.1
1,670,000	#	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23	1,715,925	0.3
2,020,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	1,941,725	0.3
1,005,000	#	BMC East LLC, 5.500%, 10/01/24	1,007,512	0.1
285,000	#	Builders FirstSource, Inc., 5.625%, 09/01/24	293,550	0.0
2,250,000	#	Builders FirstSource, Inc., 10.750%, 08/15/23	2,593,125	0.4
2,295,000	#	Building Materials Corp. of America, 6.000%, 10/15/25	2,467,125	0.4
1,500,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	1,578,750	0.2
2,500,000	#	Gardner Denver, Inc., 6.875%, 08/15/21	2,356,250	0.4
2,280,000	#	Gates Global LLC / Gates Global Co., 6.000%, 07/15/22	2,177,400	0.3
2,010,000	#	James Hardie International Finance Ltd, 5.875%, 02/15/23	2,140,650	0.3
1,735,000	#	Masonite International Corp., 5.625%, 03/15/23	1,839,100	0.3
2,525,000	#	Multi-Color Corp., 6.125%, 12/01/22	2,663,875	0.4
1,415,000	#	Novelis Corp., 5.875%, 09/30/26	1,452,144	0.2
400,000	#	Novelis Corp., 6.250%, 08/15/24	426,000	0.1
1,595,000		Orbital ATK, Inc., 5.500%, 10/01/23	1,678,737	0.2
275,000	#,L	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	295,797	0.0
2,525,000	#	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/25	2,785,391	0.4
2,100,000	#	PaperWorks Industries, Inc., 9.500%, 08/15/19	1,979,250	0.3
2,500,000	#	Plastipak Holdings, Inc., 6.500%, 10/01/21	2,606,250	0.4
870,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	899,363	0.1
115,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/24	123,553	0.0
1,000,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	1,032,500	0.2
518,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	534,188	0.1
1,000,000	#	Sealed Air Corp., 5.500%, 09/15/25	1,075,000	0.2
500,000	#	Sealed Air Corp., 6.500%, 12/01/20	574,375	0.1
2,515,000	#,L	Shape Technologies Group, Inc., 7.625%, 02/01/20	2,584,163	0.4

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
510,000		Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 07/15/23	$522,750	0.1
2,250,000	#	Summit Materials LLC / Summit Materials Finance Corp., 8.500%, 04/15/22	2,463,750	0.4
800,000	#	TransDigm, Inc., 6.375%, 06/15/26	834,000	0.1
1,180,000		TransDigm, Inc., 6.500%, 05/15/25	1,236,050	0.2
1,340,000		TransDigm, Inc., 6.500%, 07/15/24	1,417,050	0.2
500,000		TransDigm, Inc., 6.000%, 07/15/22	530,000	0.1
1,320,000	#	WESCO Distribution, Inc., 5.375%, 06/15/24	1,325,782	0.2
1,000,000	#	Wise Metals Group LLC, 8.750%, 12/15/18	1,025,000	0.2
710,437	#,&	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., 9.750%, 06/15/19	685,572	0.1
300,000	#	XPO Logistics, Inc., 6.125%, 09/01/23	309,000	0.0
1,260,000	#	Zekelman Industries, Inc., 9.875%, 06/15/23	1,332,450	0.2
			65,514,981	9.8

		Retailers (Except Food & Drug): 0.4%
2,481,112		Party City Holdings Inc. 2015 Term Loan B, 3.250%, 08/19/22	2,491,746	0.4

		Steel: 0.2%
1,431,432		FMG Resources (August 2006) Pty Ltd. Term Loan B, 2.750%, 06/28/19	1,431,656	0.2

		Technology: 5.7%
2,500,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	2,281,250	0.3
1,500,000	#,&,L	Boxer Parent Co., Inc., 9.000%, 10/15/19	1,365,000	0.2
475,000	#	Camelot Finance SA, 7.875%, 10/15/24	491,031	0.1
1,500,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/24	1,608,750	0.2
700,000		CDW LLC / CDW Finance Corp., 6.000%, 08/15/22	748,125	0.1
445,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 06/15/21	473,003	0.1
445,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 06/15/24	489,714	0.1
1,200,000	#	Diamond 1 Finance Corp. /Diamond 2 Finance Corp., 5.450%, 06/15/23	1,287,002	0.2
1,200,000	#	Diamond 1 Finance Corp. /Diamond 2 Finance Corp., 6.020%, 06/15/26	1,318,706	0.2
1,410,000	#	Donnelley Financial Solutions, Inc., 8.250%, 10/15/24	1,431,150	0.2
1,750,000		Emdeon, Inc., 11.000%, 12/31/19	1,842,312	0.3
2,001,000	#	Entegris, Inc., 6.000%, 04/01/22	2,078,539	0.3
500,000	#	First Data Corp., 5.000%, 01/15/24	509,375	0.1
370,000	#	First Data Corp., 5.375%, 08/15/23	382,025	0.1
1,000,000	#	First Data Corp., 5.750%, 01/15/24	1,031,250	0.1
3,650,000	#	First Data Corp., 7.000%, 12/01/23	3,869,000	0.6
1,000,000	#	IMS Health, Inc., 5.000%, 10/15/26	1,042,500	0.1
1,500,000	#,L	IMS Health, Inc., 6.000%, 11/01/20	1,523,437	0.2
2,360,000	#,&	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 05/01/21	2,301,000	0.3
1,430,000	#	JDA Escrow LLC / JDA Bond Finance, Inc., 7.375%, 10/15/24	1,472,900	0.2
1,895,000	#	Micron Technology, Inc., 5.250%, 01/15/24	1,852,363	0.3
910,000	#	MSCI, Inc., 5.250%, 11/15/24	967,922	0.1
865,000	#	MSCI, Inc., 5.750%, 08/15/25	927,713	0.1
1,500,000		NCR Corp., 4.625%, 02/15/21	1,520,625	0.2
500,000		NCR Corp., 5.000%, 07/15/22	513,750	0.1
750,000		NCR Corp., 6.375%, 12/15/23	796,875	0.1
1,780,000	#	Open Text Corp., 5.625%, 01/15/23	1,824,500	0.3
535,000	#	Open Text Corp., 5.875%, 06/01/26	561,081	0.1
510,000		Qorvo, Inc., 6.750%, 12/01/23	552,075	0.1
510,000		Qorvo, Inc., 7.000%, 12/01/25	555,263	0.1
405,000	#	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26	441,450	0.1
400,000	#	Veritas US, Inc. / Veritas Bermuda Ltd, 7.500%, 02/01/23	386,000	0.1
			38,445,686	5.7

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: 1.9%
870,000	AES Corp., 5.500%, 03/15/24	$904,800	0.1
1,250,000	AES Corp., 7.375%, 07/01/21	1,437,500	0.2
70,000	AES Corp., 8.000%, 06/01/20	82,775	0.0
500,000	Calpine Corp., 5.375%, 01/15/23	500,625	0.1
2,085,000	Calpine Corp., 5.500%, 02/01/24	2,069,362	0.3
1,275,000	Calpine Corp., 5.750%, 01/15/25	1,262,250	0.2
3,000,000	# LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	3,000,000	0.4
1,750,000	NRG Energy, Inc., 6.250%, 07/15/22	1,785,000	0.3
1,050,000	# NRG Energy, Inc., 6.625%, 01/15/27	1,030,313	0.2
475,000	# NRG Energy, Inc., 7.250%, 05/15/26	485,687	0.1
133,000	NRG Energy, Inc., 7.875%, 05/15/21	139,650	0.0
		12,697,962	1.9

	Total Corporate Bonds/Notes (Cost $630,437,561)	638,727,024	95.4

SHORT-TERM INVESTMENTS: 6.6%
	Corporate Bonds/Notes: 0.1%
500,000	CIT Group, Inc., 4.250%, 08/15/17 (Cost $500,000)	510,000	0.1

	Securities Lending Collateralcc: 6.5%
10,325,310	Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $10,325,709, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $10,532,229, due 02/01/21-08/01/46)	10,325,310	1.5
10,325,310	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $10,325,768, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $10,531,816, due 11/01/16-07/20/66)	10,325,310	1.6
10,325,310	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $10,325,751, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $10,531,816, due 10/13/16-09/09/49)	10,325,310	1.6
2,172,989	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $2,173,078, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $2,216,449, due 03/01/26-09/01/46)	2,172,989	0.3
10,325,300	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $10,325,809, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $10,532,300, due 04/15/18-09/09/49)	10,325,300	1.5
		43,474,219	6.5

	Total Short-Term Investments (Cost $43,974,219)	43,984,219	6.6

	Total Investments in Securities (Cost $674,411,780)	$682,711,243	102.0
	Liabilities in Excess of Other Assets	(13,152,809)	(2.0)
	Net Assets	$669,558,434	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
&	Payment-in-kind
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

±	Defaulted security

Cost for federal income tax purposes is $674,500,322.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$22,572,653
Gross Unrealized Depreciation	(14,361,732)

Net Unrealized Appreciation	$8,210,921

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$638,727,024	$–	$638,727,024
Short-Term Investments	–	43,984,219	–	43,984,219
Total Investments, at fair value	$–	$682,711,243	$–	$682,711,243

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 21.0%
306,921	@	Amazon.com, Inc.	$256,988,023	4.2
923,721	@	Burlington Stores, Inc.	74,839,875	1.2
2,234,518		Coach, Inc.	81,693,978	1.3
2,411,007		Comcast Corp. – Class A	159,946,204	2.6
1,818,031	@	Dish Network Corp. - Class A	99,591,738	1.6
1,170,288		Foot Locker, Inc.	79,251,903	1.3
1,067,184		Hasbro, Inc.	84,659,707	1.4
1,550,774		Home Depot, Inc.	199,553,598	3.3
3,035,808		Interpublic Group of Cos., Inc.	67,850,309	1.1
928,265	L	Marriott International, Inc.	62,500,083	1.0
1,046,063		McDonald's Corp.	120,673,828	2.0
			1,287,549,246	21.0

		Consumer Staples: 9.6%
1,374,183		Church & Dwight Co., Inc.	65,850,849	1.1
847,847		Costco Wholesale Corp.	129,305,146	2.1
1,115,208		Mead Johnson Nutrition Co.	88,112,584	1.4
806,681	@	Monster Beverage Corp.	118,428,838	1.9
1,717,453		PepsiCo, Inc.	186,807,363	3.1
			588,504,780	9.6

		Financials: 4.9%
836,675		Aon PLC	94,117,571	1.5
191,879		Blackrock, Inc.	69,548,462	1.1
326,277		Intercontinental Exchange, Inc.	87,885,973	1.4
1,481,130		TD Ameritrade Holding Corp.	52,195,021	0.9
			303,747,027	4.9

		Health Care: 16.9%
971,429		AbbVie, Inc.	61,268,027	1.0
396,612	@	Allergan plc	91,343,710	1.5
721,402		Amgen, Inc.	120,337,068	2.0
471,556		Becton Dickinson & Co.	84,752,760	1.4
425,281	@	Biogen, Inc.	133,125,711	2.2
3,844,143	@	Boston Scientific Corp.	91,490,603	1.5
922,532	@	Edwards Lifesciences Corp.	111,220,458	1.8
1,018,932		Merck & Co., Inc.	63,591,546	1.0
297,579		Shire PLC ADR	57,688,665	0.9
1,150,104		UnitedHealth Group, Inc.	161,014,560	2.6
1,196,100		Zoetis, Inc.	62,209,161	1.0
			1,038,042,269	16.9

		Industrials: 10.0%
2,555,052		Delta Air Lines, Inc.	100,566,847	1.7
1,239,766		Fortive Corp.	63,104,090	1.0
966,290		Honeywell International, Inc.	112,659,751	1.8
1,352,198		Ingersoll-Rand PLC - Class A	91,868,332	1.5
369,652		Northrop Grumman Corp.	79,087,045	1.3
595,165		Stanley Black & Decker, Inc.	73,193,392	1.2
1,433,915		Waste Management, Inc.	91,426,420	1.5
			611,905,877	10.0

		Information Technology: 32.5%
912,227	@	Adobe Systems, Inc.	99,013,119	1.6
347,595	@	Alphabet, Inc. - Class A	279,487,236	4.6
38,733	@	Alphabet, Inc. - Class C	30,106,773	0.5
757,302		Amphenol Corp.	49,164,046	0.8
2,904,928		Apple, Inc.	328,402,110	5.3
2,537,204		Applied Materials, Inc.	76,496,701	1.2
329,333		Broadcom Ltd.	56,816,529	0.9
984,710	@	Electronic Arts, Inc.	84,094,234	1.4
1,542,053	@	Facebook, Inc.	197,799,138	3.2
813,098		Intuit, Inc.	89,448,911	1.5
5,488,920		Microsoft Corp.	316,161,792	5.2
1,936,047		Oracle Corp.	76,047,926	1.2
1,521,876	@	PayPal Holdings, Inc.	62,351,260	1.0
875,237		Texas Instruments, Inc.	61,424,133	1.0
2,276,075		Visa, Inc. - Class A	188,231,402	3.1
			1,995,045,310	32.5

		Materials: 2.8%
1,367,969	@	Crown Holdings, Inc.	78,097,350	1.3
464,258		Eastman Chemical Co.	31,420,982	0.5
1,409,549		Sealed Air Corp.	64,585,535	1.0
			174,103,867	2.8

		Real Estate: 0.9%
160,670		Equinix, Inc.	57,881,367	0.9

	Total Common Stock (Cost $5,401,988,554)		6,056,779,743	98.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Securities Lending Collateralcc: 0.0%
241,874	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $241,885, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $246,712, due 11/01/16-07/20/66)
	(Cost $241,874)	241,874	0.0

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
100,244,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $100,244,000)	$100,244,000	1.6

	Total Short-Term Investments (Cost $100,485,874)	100,485,874	1.6

	Total Investments in Securities (Cost $5,502,474,428)	$6,157,265,617	100.2
	Liabilities in Excess of Other Assets	(12,402,251)	(0.2)
	Net Assets	$6,144,863,366	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $5,511,054,971.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$766,469,808
Gross Unrealized Depreciation	(120,259,162)

Net Unrealized Appreciation	$646,210,646

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$6,056,779,743	$–	$–	$6,056,779,743
Short-Term Investments	100,244,000	241,874	–	100,485,874
Total Investments, at fair value	$6,157,023,743	$241,874	$–	$6,157,265,617

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 5.3%
794,936		Coach, Inc.	$29,062,860	1.9
290,780	@	Dish Network Corp. - Class A	15,928,929	1.1
177,113		Hasbro, Inc.	14,050,374	0.9
190,386		McDonald's Corp.	21,962,929	1.4
440,822	@	Prime AET&D Holdings	–	–
			81,005,092	5.3

		Consumer Staples: 8.1%
682,550		Coca-Cola Co.	28,885,516	1.9
143,158		Kimberly-Clark Corp.	18,057,950	1.2
261,907		Kraft Heinz Co.	23,443,296	1.5
379,884		Philip Morris International, Inc.	36,932,322	2.4
236,713		Wal-Mart Stores, Inc.	17,071,742	1.1
			124,390,826	8.1

		Energy: 12.9%
343,423		Baker Hughes, Inc.	17,332,559	1.1
979,109		Canadian Natural Resources Ltd.	31,370,652	2.0
218,613		Chevron Corp.	22,499,650	1.5
832,085		ENI SpA ADR	24,022,294	1.6
209,279		Occidental Petroleum Corp.	15,260,625	1.0
703,583		Royal Dutch Shell PLC - Class A ADR	35,228,401	2.3
396,743		Schlumberger Ltd.	31,199,869	2.0
404,717		Valero Energy Corp.	21,450,001	1.4
			198,364,051	12.9

		Financials: 23.0%
2,023,875		Bank of America Corp.	31,673,644	2.1
765,319		BB&T Corp.	28,867,833	1.9
217,417		Chubb Ltd.	27,318,446	1.8
387,986		Discover Financial Services	21,940,608	1.4
518,017		Hartford Financial Services Group, Inc.	22,181,488	1.4
797,965		JPMorgan Chase & Co.	53,136,489	3.5
2,349,315		Keycorp	28,591,164	1.9
800,077		Lazard Ltd.	29,090,800	1.9
403,553		Prudential Financial, Inc.	32,950,102	2.1
440,035		T. Rowe Price Group, Inc.	29,262,327	1.9
1,057,661		Wells Fargo & Co.	46,833,229	3.1
			351,846,130	23.0

		Health Care: 11.8%
748,468	L	AstraZeneca PLC ADR	24,594,659	1.6
272,360		Gilead Sciences, Inc.	21,549,123	1.4
350,272		Medtronic PLC	30,263,501	2.0
804,587		Merck & Co., Inc.	50,214,275	3.3
1,246,666		Pfizer, Inc.	42,224,577	2.8
82,397		UnitedHealth Group, Inc.	11,535,580	0.7
			180,381,715	11.8

		Industrials: 9.6%
237,142		Boeing Co.	31,241,087	2.0
237,730		Cummins, Inc.	30,465,100	2.0
274,203		Deere & Co.	23,403,226	1.5
191,920		General Dynamics Corp.	29,778,307	1.9
313,457		Lincoln Electric Holdings, Inc.	19,628,677	1.3
376,219		Timken Co.	13,220,336	0.9
			147,736,733	9.6

		Information Technology: 11.0%
217,062		Apple, Inc.	24,538,859	1.6
1,436,781		Cisco Systems, Inc.	45,574,693	3.0
1,258,367		Intel Corp.	47,503,354	3.1
290,476		Microsoft Corp.	16,731,418	1.1
496,095		Qualcomm, Inc.	33,982,508	2.2
			168,330,832	11.0

		Materials: 3.2%
657,180		Dow Chemical Co.	34,061,639	2.2
309,484		Nucor Corp.	15,303,984	1.0
			49,365,623	3.2

		Real Estate: 4.7%
287,626		Crown Castle International Corp.	27,097,245	1.8
565,613		Gaming and Leisure Properties, Inc.	18,919,755	1.2
127,703		Simon Property Group, Inc.	26,435,798	1.7
			72,452,798	4.7

		Telecommunication Services: 1.2%
472,215		AT&T, Inc.	19,176,651	1.2

		Utilities: 7.7%
913,740		Exelon Corp.	30,418,404	2.0
248,471		NextEra Energy, Inc.	30,392,973	2.0
496,533		PG&E Corp.	30,372,924	2.0
515,494		Southern Co.	26,444,842	1.7
			117,629,143	7.7

	Total Common Stock (Cost $1,434,124,138)		1,510,679,594	98.5

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
		Communications: –%
32,517		Tribune Co., Escrow	–	–

		Energy: 0.0%
1,685,000	±	Samson Investment Co., 9.750%, 02/15/20	69,506	0.0

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: –%
1,216,000	± Tropicana Entertainment, LLC	$–	–

	Total Corporate Bonds/Notes (Cost $1,372,582)	69,506	0.0

	Total Long-Term Investments (Cost $1,435,496,720)	1,510,749,100	98.5

SHORT-TERM INVESTMENTS: 2.0%
	Securities Lending Collateralcc: 0.6%
1,965,482	Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $1,965,558, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $2,004,870, due 02/01/21-08/01/46)	1,965,482	0.1
1,965,482	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $1,965,569, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,004,792, due 11/01/16-07/20/66)	1,965,482	0.2
1,965,482	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $1,965,566, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,004,792, due 10/13/16-09/09/49)	1,965,482	0.1
413,495	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $413,512, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $421,765, due 03/01/26-09/01/46)	413,495	0.0
1,965,500	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $1,965,597, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $2,004,904, due 04/15/18-09/09/49)	1,965,500	0.2
		8,275,441	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
22,061,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%†† (Cost $22,061,000)	22,061,000	1.4

	Total Short-Term Investments (Cost $30,336,441)	30,336,441	2.0

	Total Investments in Securities (Cost $1,465,833,161)	$1,541,085,541	100.5
	Liabilities in Excess of Other Assets	(8,292,157)	(0.5)
	Net Assets	$1,532,793,384	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.
±	Defaulted security

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Cost for federal income tax purposes is $1,469,562,787.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$115,609,531
Gross Unrealized Depreciation	(44,086,777)

Net Unrealized Appreciation	$71,522,754

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$81,005,092	$–	$–	$81,005,092
Consumer Staples	124,390,826	–	–	124,390,826
Energy	198,364,051	–	–	198,364,051
Financials	351,846,130	–	–	351,846,130
Health Care	180,381,715	–	–	180,381,715
Industrials	147,736,733	–	–	147,736,733
Information Technology	168,330,832	–	–	168,330,832
Materials	49,365,623	–	–	49,365,623
Real Estate	72,452,798	–	–	72,452,798
Telecommunication Services	19,176,651	–	–	19,176,651
Utilities	117,629,143	–	–	117,629,143
Total Common Stock	1,510,679,594	–	–	1,510,679,594
Corporate Bonds/Notes	–	69,506	–	69,506
Short-Term Investments	22,061,000	8,275,441	–	30,336,441
Total Investments, at fair value	$1,532,740,594	$8,344,947	$–	$1,541,085,541

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 37.3%
		Basic Materials: 0.6%
1,002,000		BHP Billiton Finance USA Ltd., 2.050%, 09/30/18	$1,015,935	0.3
320,000	#	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 1.700%, 05/01/18	319,753	0.1
570,000		PPG Industries, Inc., 2.300%, 11/15/19	579,734	0.2
			1,915,422	0.6

		Communications: 1.7%
690,000		Alibaba Group Holding Ltd, 1.625%, 11/28/17	691,748	0.2
1,050,000		AT&T, Inc., 2.300%, 03/11/19	1,068,188	0.4
502,000		British Telecommunications PLC, 5.950%, 01/15/18	531,226	0.2
640,000		Cisco Systems, Inc., 1.650%, 06/15/18	645,266	0.2
310,000		eBay, Inc., 2.500%, 03/09/18	314,485	0.1
656,000		Verizon Communications, Inc., 2.625%, 02/21/20	675,218	0.2
1,107,000		Walt Disney Co., 1.100%, 12/01/17	1,107,975	0.4
			5,034,106	1.7

		Consumer, Cyclical: 3.2%
837,000		American Honda Finance Corp., 2.250%, 08/15/19	858,097	0.3
300,000		AutoZone, Inc., 1.625%, 04/21/19	301,165	0.1
445,000	#	BMW US Capital LLC, 1.450%, 09/13/19	445,369	0.1
335,000		CVS Health Corp., 2.250%, 08/12/19	341,684	0.1
495,000	#	Daimler Finance North America LLC, 1.500%, 07/05/19	492,456	0.1
1,140,000		Ford Motor Credit Co. LLC, 3.157%, 08/04/20	1,174,576	0.4
495,000		General Motors Financial Co., Inc., 2.400%, 05/09/19	497,080	0.2
281,000		Johnson Controls, Inc., 1.400%, 11/02/17	281,479	0.1
780,000		McDonald's Corp., 2.100%, 12/07/18	792,299	0.3
550,000		Newell Rubbermaid, Inc., 2.600%, 03/29/19	562,847	0.2
435,000		PACCAR Financial Corp., 1.450%, 03/09/18	437,344	0.1
550,000		PACCAR Financial Corp., 1.750%, 08/14/18	556,251	0.2
1,080,000		Southwest Airlines Co., 2.650%, 11/05/20	1,110,668	0.4
542,000		Southwest Airlines Co., 2.750%, 11/06/19	559,904	0.2
502,000		Toyota Motor Credit Corp., 1.450%, 01/12/18	503,964	0.2
540,000		Whirlpool Corp., 1.650%, 11/01/17	541,778	0.2
			9,456,961	3.2

		Consumer, Non-cyclical: 8.3%
1,189,000		Abbott Laboratories, 2.000%, 03/15/20	1,210,510	0.4
586,000		AbbVie, Inc., 1.750%, 11/06/17	587,833	0.2
680,000		AbbVie, Inc., 1.800%, 05/14/18	683,126	0.2
705,000		Actavis Funding SCS, 2.350%, 03/12/18	712,471	0.2
694,000		Aetna, Inc., 1.900%, 06/07/19	700,300	0.2
708,000		Altria Group, Inc., 2.625%, 01/14/20	732,924	0.2
910,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	919,539	0.3
550,000		AstraZeneca PLC, 1.750%, 11/16/18	554,375	0.2
1,010,000		Automatic Data Processing, Inc., 2.250%, 09/15/20	1,042,292	0.4
610,000	#	BAT International Finance PLC, 1.850%, 06/15/18	615,516	0.2
570,000		Baxalta, Inc., 2.000%, 06/22/18	571,631	0.2
592,000	#	Bayer US Finance LLC, 1.500%, 10/06/17	591,516	0.2
539,000		Becton Dickinson and Co., 1.800%, 12/15/17	541,791	0.2
370,000		Cardinal Health, Inc., 1.950%, 06/15/18	373,640	0.1
550,000		Celgene Corp., 2.125%, 08/15/18	556,109	0.2
410,000		Eli Lilly & Co., 1.250%, 03/01/18	410,991	0.1
770,000		Gilead Sciences, Inc., 1.950%, 03/01/22	772,328	0.3
860,000		JM Smucker Co., 1.750%, 03/15/18	865,495	0.3
1,060,000		Kraft Heinz Foods Co., 2.000%, 07/02/18	1,070,929	0.4
470,000		Kroger Co., 1.500%, 09/30/19	469,376	0.2
540,000		Kroger Co., 2.000%, 01/15/19	547,157	0.2
433,000		Medtronic, Inc., 2.500%, 03/15/20	448,030	0.1
495,000		Molson Coors Brewing Co., 1.450%, 07/15/19	493,864	0.2
507,000	#	Mylan NV, 2.500%, 06/07/19	511,797	0.2
460,000		PepsiCo, Inc., 1.250%, 04/30/18	461,089	0.2
496,000		Pfizer, Inc., 1.450%, 06/03/19	499,099	0.2
798,000		Philip Morris International, Inc., 1.250%, 11/09/17	798,606	0.3

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
600,000		Procter & Gamble Co, 1.900%, 11/01/19	$612,419	0.2
490,000		Reynolds American, Inc., 2.300%, 06/12/18	497,071	0.2
635,000		Sanofi, 1.250%, 04/10/18	636,389	0.2
710,000		Shire Acquisitions Investments Ireland DAC, 1.900%, 09/23/19	711,164	0.2
470,000		St Jude Medical, Inc., 2.800%, 09/15/20	484,949	0.2
370,000		St Jude Medical, Inc., 2.000%, 09/15/18	374,056	0.1
509,000		Stryker Corp., 2.000%, 03/08/19	515,679	0.2
450,000		Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 07/19/19	449,253	0.1
413,000		Thermo Fisher Scientific, Inc., 2.150%, 12/14/18	417,820	0.1
591,000		UnitedHealth Group, Inc., 1.400%, 12/15/17	592,807	0.2
330,000		UnitedHealth Group, Inc., 1.900%, 07/16/18	333,563	0.1
500,000		Zimmer Biomet Holdings, Inc., 2.000%, 04/01/18	503,510	0.2
570,000		Zoetis, Inc., 1.875%, 02/01/18	571,969	0.2
			24,442,983	8.3

		Energy: 2.9%
275,000		BP Capital Markets PLC, 1.674%, 02/13/18	276,111	0.1
495,000		BP Capital Markets PLC, 2.521%, 01/15/20	508,674	0.2
820,000		Chevron Corp., 1.365%, 03/02/18	821,593	0.3
512,000		Chevron Corp., 1.790%, 11/16/18	517,440	0.2
530,000		Columbia Pipeline Group, Inc., 2.450%, 06/01/18	533,353	0.2
360,000		Energy Transfer Partners L.P., 2.500%, 06/15/18	362,602	0.1
700,000		Enterprise Products Operating LLC, 1.650%, 05/07/18	700,506	0.2
800,000		Exxon Mobil Corp., 1.708%, 03/01/19	808,775	0.3
616,000		Kinder Morgan, Inc./DE, 2.000%, 12/01/17	617,010	0.2
710,000		Shell International Finance BV, 1.375%, 05/10/19	708,263	0.2
230,000		Shell International Finance BV, 1.375%, 09/12/19	229,401	0.1
473,000		Shell International Finance BV, 1.625%, 11/10/18	474,492	0.2
430,000		Shell International Finance BV, 1.750%, 09/12/21	427,961	0.1
350,000		Shell International Finance BV, 2.125%, 05/11/20	355,486	0.1
539,000		Statoil ASA, 1.250%, 11/09/17	538,762	0.2
319,000		Statoil ASA, 1.950%, 11/08/18	322,213	0.1
430,000		TransCanada PipeLines Ltd, 1.875%, 01/12/18	431,795	0.1
			8,634,437	2.9

		Financial: 15.1%
340,000	#	ABN AMRO Bank NV, 2.450%, 06/04/20	347,328	0.1
612,000		Aegon NV, 1.428%, 07/29/49	402,720	0.1
614,000		Air Lease Corp., 2.125%, 01/15/18	618,605	0.2
770,000		American Express Credit Corp., 1.800%, 07/31/18	774,664	0.3
540,000		Bank of America Corp., 1.950%, 05/12/18	543,188	0.2
1,063,000		Bank of America Corp., 2.600%, 01/15/19	1,085,125	0.4
583,000		Bank of America Corp., 2.650%, 04/01/19	595,833	0.2
550,000		Bank of Montreal, 1.800%, 07/31/18	554,220	0.2
850,000		Bank of New York Mellon Corp., 2.600%, 08/17/20	879,599	0.3
500,000		Bank of Nova Scotia, 1.650%, 06/14/19	501,045	0.2
810,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.700%, 03/05/18	811,294	0.3
310,000		Berkshire Hathaway Finance Corp., 1.700%, 03/15/19	312,942	0.1
530,000	#	BNZ International Funding Ltd./London, 2.100%, 09/14/21	528,010	0.2
470,000		Canadian Imperial Bank of Commerce, 1.600%, 09/06/19	470,168	0.2
400,000		Capital One Financial Corp., 2.350%, 08/17/18	405,030	0.1
320,000		Capital One NA/Mclean VA, 1.850%, 09/13/19	320,184	0.1
790,000		Charles Schwab Corp., 1.500%, 03/10/18	793,012	0.3
1,203,000		Citigroup, Inc., 2.050%, 12/07/18	1,212,699	0.4
592,000		Citigroup, Inc., 2.500%, 07/29/19	604,414	0.2
505,000		Citizens Bank NA/Providence RI, 1.600%, 12/04/17	504,888	0.2
630,000		Comerica, Inc., 2.125%, 05/23/19	635,753	0.2
915,000	#	Commonwealth Bank of Australia, 1.375%, 09/06/18	914,236	0.3
750,000		Credit Suisse/New York NY, 1.700%, 04/27/18	750,721	0.2
1,050,000		Discover Bank/Greenwood DE, 2.600%, 11/13/18	1,066,236	0.4
490,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/19	489,905	0.2
950,000		Fifth Third Bank/Cincinnati OH, 2.150%, 08/20/18	962,468	0.3

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
450,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	$462,491	0.2
1,026,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	1,036,775	0.3
735,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	751,637	0.2
587,000		Goldman Sachs Group, Inc., 2.625%, 01/31/19	599,620	0.2
542,000		Huntington National Bank, 2.200%, 11/06/18	549,014	0.2
290,000		Huntington Bancshares, Inc./OH, 3.150%, 03/14/21	300,954	0.1
800,000	#	ING Bank NV, 2.050%, 08/17/18	806,040	0.3
900,000	#	ING Bank NV, 2.700%, 08/17/20	925,183	0.3
1,070,000		JPMorgan Chase & Co., 1.700%, 03/01/18	1,073,438	0.4
540,000		JPMorgan Chase & Co., 2.550%, 03/01/21	550,283	0.2
450,000		KeyBank NA/Cleveland OH, 2.350%, 03/08/19	458,612	0.2
496,000		KeyCorp, 2.300%, 12/13/18	504,030	0.2
206,000		Kilroy Realty L.P., 4.800%, 07/15/18	215,443	0.1
720,000		Lloyds Bank PLC, 1.750%, 05/14/18	722,275	0.2
750,000	L	Lloyds Bank PLC, 2.000%, 08/17/18	753,459	0.3
1,300,000	#	Macquarie Bank Ltd., 1.600%, 10/27/17	1,302,157	0.4
705,000	#	Metropolitan Life Global Funding I, 1.550%, 09/13/19	704,800	0.2
840,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/21	838,455	0.3
504,000	#	Mitsubishi UFJ Trust & Banking Corp., 1.600%, 10/16/17	504,698	0.2
60,000		Morgan Stanley, 2.200%, 12/07/18	60,657	0.0
744,000		Morgan Stanley, 2.375%, 07/23/19	757,393	0.3
800,000		Morgan Stanley, 2.450%, 02/01/19	814,955	0.3
400,000		National Rural Utilities Cooperative Finance Corp., 1.650%, 02/08/19	403,224	0.1
350,000	#	New York Life Global Funding, 1.550%, 11/02/18	351,888	0.1
828,000		PNC Bank NA, 2.400%, 10/18/19	847,977	0.3
710,000	#	Pricoa Global Funding I, 1.900%, 09/21/18	719,029	0.2
370,000		Regions Bank/Birmingham AL, 2.250%, 09/14/18	373,118	0.1
730,000		Royal Bank of Canada, 1.800%, 07/30/18	735,165	0.2
820,000		Santander Holdings USA, Inc., 2.700%, 05/24/19	830,694	0.3
430,000		Santander UK PLC, 2.500%, 03/14/19	436,545	0.1
626,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/19	635,322	0.2
610,000	#	Standard Chartered PLC, 2.100%, 08/19/19	610,134	0.2
370,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/21	380,536	0.1
357,000		SunTrust Banks, Inc., 2.500%, 05/01/19	365,097	0.1
800,000		Toronto-Dominion Bank, 1.450%, 09/06/18	800,368	0.3
584,000		Toronto-Dominion Bank, 2.250%, 11/05/19	596,008	0.2
250,000		UBS AG/Stamford CT, 1.800%, 03/26/18	250,554	0.1
860,000	#	UBS Group Funding Jersey Ltd., 2.950%, 09/24/20	881,881	0.3
760,000	#	UBS Group Funding Jersey Ltd, 2.650%, 02/01/22	759,424	0.3
526,000		US Bank NA/Cincinnati OH, 2.125%, 10/28/19	535,573	0.2
1,302,000		Visa, Inc., 1.200%, 12/14/17	1,305,182	0.4
438,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	449,320	0.1
535,000		Westpac Banking Corp., 1.600%, 08/19/19	535,092	0.2
			44,578,787	15.1

		Industrial: 1.4%
724,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	739,683	0.2
540,000		Corning, Inc., 1.500%, 05/08/18	538,709	0.2
175,000		General Electric Capital Corp., 2.200%, 01/09/20	179,480	0.1
713,000		Ingersoll-Rand Global Holding Co. Ltd., 2.875%, 01/15/19	733,179	0.2
630,000		Lockheed Martin Corp., 1.850%, 11/23/18	637,853	0.2
750,000	#	Siemens Financieringsmaatschappij NV, 1.450%, 05/25/18	752,718	0.3
500,000		United Technologies Corp., 1.778%, 05/04/18	502,904	0.2
			4,084,526	1.4

		Technology: 2.6%
1,230,000		Applied Materials, Inc., 2.625%, 10/01/20	1,274,270	0.4
1,290,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.480%, 06/01/19	1,327,385	0.4

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
317,000	#	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	$319,612	0.1
237,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	241,583	0.1
870,000		Intel Corp., 1.350%, 12/15/17	872,859	0.3
540,000		KLA-Tencor Corp., 2.375%, 11/01/17	543,794	0.2
500,000		Microsoft Corp., 1.100%, 08/08/19	498,577	0.2
817,000		Microsoft Corp., 1.300%, 11/03/18	821,204	0.3
325,000		Microsoft Corp., 1.550%, 08/08/21	323,835	0.1
525,000		NetApp Inc., 2.000%, 12/15/17	526,296	0.2
700,000		Oracle Corp., 1.200%, 10/15/17	700,219	0.2
390,000		QUALCOMM, Inc., 1.400%, 05/18/18	390,703	0.1
			7,840,337	2.6

		Utilities: 1.5%
880,000		Black Hills Corp., 2.500%, 01/11/19	893,597	0.3
200,000		Dominion Resources, Inc./VA, 1.600%, 08/15/19	199,751	0.1
780,000		Dominion Resources, Inc., 1.900%, 06/15/18	784,291	0.2
1,125,000		Duke Energy Corp., 1.800%, 09/01/21	1,120,382	0.4
268,000	#	Electricite de France SA, 2.350%, 10/13/20	273,475	0.1
305,000		NextEra Energy Capital Holdings, Inc., 1.649%, 09/01/18	306,287	0.1
410,000		NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/19	416,730	0.1
540,000		Southern Power Co., 1.500%, 06/01/18	540,789	0.2
			4,535,302	1.5

	Total Corporate Bonds/Notes (Cost $109,426,382)		110,522,861	37.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.0%
360,913		Banc of America Commercial Mortgage Trust 2007-1 A1A, 5.428%, 01/15/49	362,927	0.1
575,165		Banc of America Commercial Mortgage Trust 2007-1 A4, 5.451%, 01/15/49	577,495	0.2
71,503		Banc of America Commercial Mortgage Trust 2007-3, 5.723%, 06/10/49	72,576	0.0
250,007		Banc of America Commercial Mortgage Trust 2007-4 A4, 5.938%, 02/10/51	255,109	0.1
244,420		Banc of America Commercial Mortgage, Inc., 5.723%, 06/10/49	247,414	0.1
340,588	#	Banc of America Re-REMIC Trust 2009-UB2 A4AA, 5.815%, 02/24/51	342,764	0.1
2,830,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/42	2,844,550	1.0
1,612,128		Bear Stearns Commercial Mortgage Securities, 5.471%, 01/12/45	1,627,035	0.5
759,000		CD 2007-CD5 Mortgage Trust AJ, 6.320%, 11/15/44	763,359	0.3
525,000		CD 2007-CD5 Mortgage Trust, 6.320%, 11/15/44	527,158	0.2
618,877		Citigroup Commercial Mortgage Trust 2007-C6 A1A, 5.900%, 12/10/49	630,440	0.2
500,000		Citigroup Commercial Mortgage Trust 2016-SMPL, 0.200%, 09/10/31	501,250	0.2
1,260,000		Citigroup Commercial Mortgage Trust, 5.900%, 12/10/49	1,283,035	0.4
1,460,000		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/48	1,463,071	0.5
763,889		COBALT CMBS Commercial Mortgage Trust 2007-C2 A3, 5.484%, 04/15/47	770,205	0.3
1,057,880	#	COMM 2010-RR1 GEA Mortgage Trust, 5.543%, 12/11/49	1,065,421	0.4
363,692	#	Commercial Mortgage Trust 2004-GG1 F, 6.572%, 06/10/36	366,974	0.1
545,000	#	Credit Suisse Commercial Mortgage Trust Series 2009-RR3 A5A, 5.342%, 12/15/43	544,849	0.2
990,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, 12/16/43	989,113	0.3
320,379	#	CSMC Series 2009-RR1, 5.383%, 02/15/40	320,483	0.1
1,180,000	#	DBRR 2011-C32 Trust, 5.889%, 06/17/49	1,193,851	0.4
266,611		GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust B, 4.965%, 12/10/41	271,876	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,074,242		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10 B, 5.021%, 01/12/37	$1,106,321	0.4
280,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2009-RR1 A4B2, 1.000%, 03/18/51	276,788	0.1
660,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, 2.774%, 04/15/27	643,262	0.2
242,519		JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	244,346	0.1
831,172		JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, 02/15/51	849,473	0.3
172,442		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.287%, 04/15/41	179,986	0.1
120,409		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, 08/12/48	121,002	0.0
368,780		ML-CFC Commercial Mortgage Trust 2007-9, 5.700%, 09/12/49	380,134	0.1
1,058,968		Morgan Stanley Capital I Trust 2007-IQ13 A4, 5.364%, 03/15/44	1,065,475	0.4
76,364		Morgan Stanley Capital I Trust 2007-TOP25, 5.514%, 11/12/49	76,564	0.0
566,042	#	Morgan Stanley Re-REMIC Trust 2010-GG10, 5.988%, 08/15/45	572,244	0.2
376,271	#	Morgan Stanley Reremic Trust, 5.988%, 08/12/45	380,394	0.1
760,000	#	PFP 2015-2 Ltd., 3.780%, 07/14/34	742,855	0.3
85,231	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	85,206	0.0
750,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, 5.483%, 08/15/39	758,324	0.3
129,700		Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/48	129,594	0.0
1,601,000		Wachovia Bank Commercial Mortgage Trust, 5.342%, 12/15/43	1,611,346	0.5
394,355		Wells Fargo Mortgage Backed Securities 2005-AR16 Trust 2A1, 2.853%, 02/25/34	401,519	0.1

	Total Collateralized Mortgage Obligations (Cost $27,164,872)		26,645,788	9.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.6%
		Federal Home Loan Mortgage Corporation: 0.0%##
367		2.410%, due 07/01/24	376	0.0

		Federal National Mortgage Association: 0.1%##
99,880		6.500%, due 10/01/22	115,114	0.1
25,826		6.500%, due 10/01/32	29,772	0.0
16,357		7.000%, due 10/01/32	16,686	0.0
			161,572	0.1

		Government National Mortgage Association: 0.5%
499,327		2.000%, due 05/16/49	498,668	0.1
231,854		2.066%, due 07/16/48	231,033	0.1
226,262		2.500%, due 09/16/56	229,853	0.1
541,311		4.397%, due 05/16/51	590,492	0.2
			1,550,046	0.5

	Total U.S. Government Agency Obligations (Cost $1,686,375)		1,711,994	0.6

U.S. TREASURY OBLIGATIONS: 30.4%
		U.S. Treasury Bonds: 0.4%
58,000		1.500%, due 08/15/26	57,479	0.0
1,052,000		2.500%, due 05/15/46	1,092,396	0.4
			1,149,875	0.4

		U.S. Treasury Notes: 30.0%
264,400		0.750%, due 01/31/18	264,529	0.1
4,216,200		0.750%, due 02/28/18	4,217,848	1.4
4,092,000		0.750%, due 08/31/18	4,091,202	1.4
26,966,000		0.750%, due 09/30/18	26,958,638	9.1
6,914,000		0.750%, due 02/15/19	6,901,174	2.3
3,083,000		0.875%, due 09/15/19	3,082,760	1.0
31,616,000		1.000%, due 12/31/17	31,730,229	10.7
2,313,000		1.125%, due 02/28/21	2,314,853	0.8
2,952,000	L	1.125%, due 08/31/21	2,949,579	1.0
2,030,000		1.125%, due 09/30/21	2,027,383	0.7
1,424,000		1.375%, due 08/31/23	1,420,107	0.5
2,802,000		1.750%, due 01/31/23	2,869,041	1.0
			88,827,343	30.0

	Total U.S. Treasury Obligations (Cost $89,749,757)		89,977,218	30.4

ASSET-BACKED SECURITIES: 11.5%
		Automobile Asset-Backed Securities: 4.9%
410,000		Ally Auto Receivables Trust 2016-2, 1.600%, 01/15/21	413,515	0.1
1,500,000	#	Bank of The West Auto Trust 2014-1 A4, 1.650%, 03/16/20	1,507,206	0.5
350,000	#	Bank of The West Auto Trust 2015-1 A4, 1.660%, 09/15/20	352,174	0.1
220,000		BMW Vehicle Lease Trust 2015-2, 1.550%, 02/20/19	220,419	0.1
740,000		Capital Auto Receivables Asset Trust 2015-1 A3, 1.610%, 06/20/19	743,327	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
260,000		Capital Auto Receivables Asset Trust, 1.620%, 10/22/18	$260,702	0.1
1,130,000		CarMax Auto Owner Trust 2015-3 A3, 1.630%, 06/15/20	1,137,884	0.4
500,000		CarMax Auto Owner Trust 2016-2, 1.520%, 02/16/21	503,379	0.2
450,000	#	Chrysler Capital Auto Receivables Trust, 1.760%, 12/16/19	451,945	0.2
600,000		Ford Credit Auto Owner Trust 2015-C A4, 1.740%, 02/15/21	608,021	0.2
450,000		GM Financial Automobile Leasing Trust 2015-3, 1.810%, 11/20/19	452,654	0.2
1,200,000		GM Financial Automobile Leasing Trust 2016-3, 1.780%, 05/20/20	1,201,804	0.4
970,000		Harley-Davidson Motorcycle Trust 2015-1, 1.670%, 08/15/22	977,821	0.3
840,000		Harley-Davidson Motorcycle Trust, 1.550%, 10/15/21	844,676	0.3
300,000	#	Hyundai Auto Lease Securitization Trust 2016-C, 1.650%, 07/15/20	300,322	0.1
710,000		Hyundai Auto Receivables Trust 2013-A, 1.130%, 09/17/18	710,473	0.2
450,000		Mercedes-Benz Auto Receivables Trust 2015-1 A4, 1.750%, 12/15/21	455,210	0.2
350,000		Nissan Auto Lease Trust 2016-B A4, 1.610%, 01/18/22	350,515	0.1
380,000	#	Porsche Innovative Lease Owner Trust 2015-1 A4, 1.430%, 05/21/21	380,234	0.1
320,000		Toyota Auto Receivables 2015-B Owner Trust A4, 1.740%, 09/15/20	323,268	0.1
670,000		Toyota Auto Receivables 2016-A Owner Trust A4, 1.470%, 09/15/21	673,387	0.2
700,000		Toyota Auto Receivables Owner Trust, 1.180%, 06/17/19	701,049	0.2
210,000		USAA Auto Owner Trust 2015-1 A4, 1.540%, 11/16/20	211,473	0.1
260,000		World Omni Auto Receivables Trust 2015-B, 1.840%, 01/17/22	263,778	0.1
600,000		World Omni Auto Receivables Trust 2016-B A4, 1.480%, 11/15/22	600,456	0.2
			14,645,692	4.9

		Credit Card Asset-Backed Securities: 4.5%
1,500,000		Cabela's Credit Card Master Note Trust 2015-1A A1, 2.260%, 03/15/23	1,528,134	0.5
900,000		Cabela's Credit Card Master Note Trust, 1.780%, 06/15/22	902,606	0.3
1,450,000		Capital One Multi-Asset Execution Trust 2014-A5 A, 1.480%, 07/15/20	1,456,566	0.5
620,000		Capital One Multi-Asset Execution Trust 2015-A7 A7, 1.450%, 08/16/21	624,111	0.2
650,000		Capital One Multi-Asset Execution Trust 2016-A4 A4, 1.330%, 06/15/22	649,475	0.2
1,000,000		Chase Issuance Trust 2015-A7 A7, 1.620%, 07/15/20	1,008,684	0.3
400,000		Chase Issuance Trust 2016-A5 A5, 1.270%, 07/15/21	400,230	0.1
550,000		Chase Issuance Trust, 1.370%, 06/15/21	551,937	0.2
420,000		Citibank Credit Card Issuance Trust, 2.150%, 07/15/21	429,761	0.1
1,357,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	1,416,985	0.5
400,000		Discover Card Execution Note Trust, 0.954%, 07/15/21	401,864	0.1
1,200,000		Discover Card Execution Note Trust, 1.390%, 03/15/22	1,202,469	0.4
470,000		Discover Card Execution Note Trust, 1.450%, 03/15/21	472,828	0.2
740,000		Discover Card Execution Note Trust, 1.670%, 01/18/22	748,888	0.3
470,000		Discover Card Execution Note Trust, 2.120%, 12/15/21	480,302	0.2
430,000		Synchrony Credit Card Master Note Trust 2014-1 A, 1.600%, 04/15/21	432,112	0.2
600,000		Synchrony Credit Card Master Note Trust 2016-1 A, 2.040%, 03/15/22	609,229	0.2
			13,316,181	4.5

		Home Equity Asset-Backed Securities: 0.1%
141,604		Chase Funding Loan Acquisition Trust Series, 4.750%, 12/25/19	143,014	0.1

		Other Asset-Backed Securities: 2.0%
500,000	#	Atrium V 5A B, 1.501%, 07/20/20	492,808	0.2
1,000,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.547%, 03/17/21	994,063	0.3

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
600,000	#	CIFC Funding 2006-I2A B1L, 2.442%, 03/01/21	$591,937	0.2
620,000		CNH Equipment Trust 2015-B A4, 1.890%, 04/15/22	627,876	0.2
1,500,000	#	GoldenTree Loan Opportunities III Ltd. 2007-3A C, 2.007%, 05/01/22	1,485,379	0.5
108,998	#	GSAMP Trust 2005-SEA2, 0.875%, 01/25/45	108,309	0.0
1,000,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.715%, 03/25/20	1,000,298	0.4
500,000	#	Muir Grove CLO Ltd. 2007-1A C, 3.715%, 03/25/20	500,104	0.2
			5,800,774	2.0

	Total Asset-Backed Securities (Cost $33,712,569)		33,905,661	11.5

	Total Long-Term Investments (Cost $261,739,955)		262,763,522	88.8

SHORT-TERM INVESTMENTS: 13.8%
		Corporate Bonds/Notes: 7.3%
504,000		Altera Corp., 1.750%, 05/15/17	506,575	0.2
327,000		American Express Credit Corp., 1.550%, 09/22/17	327,486	0.1
304,000		American Honda Finance Corp., 1.200%, 07/14/17	303,765	0.1
828,000		AmerisourceBergen Corp., 1.150%, 05/15/17	827,590	0.3
541,000	#	Banque Federative du Credit Mutuel SA, 1.700%, 01/20/17	541,609	0.2
830,000		BB&T Corp., 1.600%, 08/15/17	832,844	0.3
403,000		Becton Dickinson and Co., 1.450%, 05/15/17	403,725	0.1
250,000		BPCE SA, 1.613%, 07/25/17	250,457	0.1
546,000		BPCE SA, 1.625%, 02/10/17	546,944	0.2
1,082,000		Compass Bank, 1.850%, 09/29/17	1,080,922	0.4
716,000		Credit Suisse/New York NY, 1.375%, 05/26/17	715,286	0.2
300,000		Express Scripts Holding Co., 1.250%, 06/02/17	300,132	0.1
757,000		Ford Motor Credit Co. LLC, 1.684%, 09/08/17	757,708	0.3
502,000		Hess Corp., 1.300%, 06/15/17	502,004	0.2
403,000		L-3 Communications Corp., 1.500%, 05/28/17	403,449	0.1
930,000		Manufacturers & Traders Trust Co., 1.400%, 07/25/17	931,821	0.3
485,000		McKesson Corp., 1.292%, 03/10/17	485,436	0.2
481,000	#	Mizuho Bank Ltd., 1.300%, 04/16/17	480,818	0.2
930,000		Monsanto Co., 1.150%, 06/30/17	926,618	0.3
622,000		National Rural Utilities Cooperative Finance Corp., 1.100%, 01/27/17	622,203	0.2
430,000		NextEra Energy Capital Holdings, Inc., 1.586%, 06/01/17	430,847	0.1
600,000		PNC Funding Corp., 5.625%, 02/01/17	608,683	0.2
1,089,000		Santander UK PLC, 1.650%, 09/29/17	1,090,019	0.4
468,000		Southern California Edison Co., 1.125%, 05/01/17	467,972	0.2
706,000		Southern Co., 1.300%, 08/15/17	706,630	0.2
538,000		Sumitomo Mitsui Banking Corp., 1.350%, 07/11/17	538,002	0.2
319,000		Thomson Reuters Corp., 1.300%, 02/23/17	319,193	0.1
436,000		Thomson Reuters Corp., 1.650%, 09/29/17	437,179	0.1
430,000		Total Capital International SA, 1.550%, 06/28/17	431,267	0.1
915,000		UBS AG/Stamford CT, 1.375%, 08/14/17	915,036	0.3
755,000		US Bank NA/Cincinnati OH, 1.375%, 09/11/17	756,092	0.2
382,000		Valspar Corp./The, 6.050%, 05/01/17	392,696	0.1
419,000		Vodafone Group PLC, 5.625%, 02/27/17	426,012	0.1
513,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 1.750%, 09/15/17	514,040	0.2
1,348,000		Wells Fargo & Co., 2.100%, 05/08/17	1,353,935	0.5
560,000	#	WM Wrigley Jr Co., 1.400%, 10/21/16	560,156	0.2
			21,695,151	7.3

		U.S. Government Agency Obligations: 0.0%
1,418		Fannie Mae, 6.000%, 03/01/17	1,428	0.0
1,109		Fannie Mae, 6.000%, 05/01/17	1,111	0.0
3,089		Fannie Mae, 6.000%, 09/01/17	3,094	0.0
8		Freddie Mac, 2.250%, 01/01/17	8	0.0
			5,641	0.0

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: 1.1%
1,000,000	Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $1,000,039, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $1,020,040, due 02/01/21-08/01/46)	$1,000,000	0.4
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $1,000,044, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 11/01/16-07/20/66)	1,000,000	0.3
369,310	Citigroup, Inc., Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $369,326, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $376,696, due 02/15/20-09/09/49)	369,310	0.1
1,000,000	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $1,000,049, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $1,020,048, due 04/15/18-09/09/49)	1,000,000	0.3
		3,369,310	1.1

	Collateralized Mortgage Obligations: 0.0%
607	Fannie Mae Series 2013-M1 ASQ2, 1.074%, 11/25/16
	(Cost $607)	607	0.0

	U.S. Treasury Notes: 0.0%
90,000	United States Treasury Note, 0.500%, 02/28/17
	(Cost $90,006)	90,057	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 5.4%
15,842,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $15,842,000)	15,842,000	5.4

	Total Short-Term Investments (Cost $40,974,784)	41,002,766	13.8

	Total Investments in Securities (Cost $302,714,739)	$303,766,288	102.6
	Liabilities in Excess of Other Assets	(7,785,944)	(2.6)
	Net Assets	$295,980,344	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $302,724,942.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,852,064
Gross Unrealized Depreciation	(810,718)

Net Unrealized Appreciation	$1,041,346

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$110,522,861	$–	$110,522,861
Collateralized Mortgage Obligations	–	26,144,538	501,250	26,645,788
Short-Term Investments	15,842,000	25,160,766	–	41,002,766
U.S. Treasury Obligations	–	89,977,218	–	89,977,218
U.S. Government Agency Obligations	–	1,711,994	–	1,711,994
Asset-Backed Securities	–	33,905,661	–	33,905,661
Total Investments, at fair value	$15,842,000	$287,423,038	$501,250	$303,766,288
Other Financial Instruments+
Futures	76,202	–	–	76,202
Total Assets	$15,918,202	$287,423,038	$501,250	$303,842,490
Liabilities Table
Other Financial Instruments+
Futures	$(43,635)	$–	$–	$(43,635)
Total Liabilities	$(43,635)	$–	$–	$(43,635)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2016, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	250	12/30/16	$54,617,190	$48,891
U.S. Treasury Ultra Long Bond	3	12/20/16	551,625	(12,356)
			$55,168,815	$36,535
Short Contracts
U.S. Treasury 10-Year Note	(87)	12/20/16	(11,407,875)	(16,588)
U.S. Treasury 5-Year Note	(53)	12/30/16	(6,440,328)	(14,691)
U.S. Treasury Long Bond	(11)	12/20/16	(1,849,719)	27,311
			$(19,697,922)	$(3,968)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$76,202
Total Asset Derivatives		$76,202

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$43,635
Total Liability Derivatives		$43,635

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 18.2%
5,060		Advance Auto Parts, Inc.	$754,547	0.2
30,539		ARAMARK Holdings Corp.	1,161,398	0.3
153,390	@	Carmax, Inc.	8,183,356	2.0
185,770		Carnival Corp.	9,069,291	2.2
50,585		Coach, Inc.	1,849,388	0.5
78,628		Comcast Corp. – Class A	5,216,182	1.3
32,849		Delphi Automotive PLC	2,342,791	0.6
121,360	@	Dollar Tree, Inc.	9,578,945	2.4
15,020		Expedia, Inc.	1,753,134	0.4
23,669		Johnson Controls International plc	1,101,319	0.3
138,172		Lowe's Cos, Inc.	9,977,400	2.5
7,096		Marriott International, Inc.	477,774	0.1
24,510		McDonald's Corp.	2,827,474	0.7
39,975	@	Michaels Cos, Inc.	966,196	0.2
28,370		Newell Rubbermaid, Inc.	1,493,964	0.4
123,155		Nike, Inc.	6,484,111	1.6
24,850	@	O'Reilly Automotive, Inc.	6,960,733	1.7
18,016		PVH Corp.	1,990,768	0.5
6,615		Royal Caribbean Cruises Ltd.	495,794	0.1
8,490		Walt Disney Co.	788,381	0.2
			73,472,946	18.2

		Consumer Staples: 8.4%
133,333		Altria Group, Inc.	8,430,646	2.1
105,600		Coca-Cola Co.	4,468,992	1.1
33,141		CVS Health Corp.	2,949,218	0.7
10,909		Diageo PLC ADR	1,265,880	0.3
75,321	@	Edgewell Personal Care Co.	5,989,526	1.5
48,110		Kroger Co.	1,427,905	0.4
38,744		PepsiCo, Inc.	4,214,185	1.1
25,465		Philip Morris International, Inc.	2,475,707	0.6
30,376		Walgreens Boots Alliance, Inc.	2,448,913	0.6
			33,670,972	8.4

		Energy: 5.1%
84,429		Canadian Natural Resources Ltd.	2,705,105	0.7
77,354		Chevron Corp.	7,961,274	2.0
47,086		ConocoPhillips	2,046,828	0.5
12,990		EQT Corp.	943,334	0.2
40,995		Exxon Mobil Corp.	3,578,043	0.9
39,290		Noble Energy, Inc.	1,404,225	0.3
24,325		Schlumberger Ltd.	1,912,918	0.5
			20,551,727	5.1

		Financials: 19.3%
13,910	@	Alleghany Corp.	7,303,028	1.8
24,230		American Tower Corp.	2,745,986	0.7
14,815		Aon PLC	1,666,539	0.4
150,786		Bank of America Corp.	2,359,801	0.6
71,079		Bank of New York Mellon Corp.	2,834,631	0.7
109,562	@	Berkshire Hathaway, Inc. – Class B	15,828,422	3.9
25,792		Blackrock, Inc.	9,348,568	2.3
120,541		Citigroup, Inc.	5,693,152	1.4
14,700		Invesco Ltd.	459,669	0.1
78,009		JPMorgan Chase & Co.	5,194,619	1.3
134,645		Morgan Stanley	4,316,719	1.1
229,163		Progressive Corp.	7,218,635	1.8
17,605		S&P Global, Inc.	2,228,089	0.6
241,030		Wells Fargo & Co.	10,672,808	2.6
			77,870,666	19.3

		Health Care: 11.3%
50,034		Abbott Laboratories	2,115,938	0.5
2,058	@	Allergan plc	473,978	0.1
20,350		Anthem, Inc.	2,550,058	0.6
7,885	@	Biogen, Inc.	2,468,242	0.6
93,622		Bristol-Myers Squibb Co.	5,048,098	1.3
22,312		Cardinal Health, Inc.	1,733,642	0.4
16,695	@	Celgene Corp.	1,745,128	0.4
8,685		Cigna Corp.	1,131,829	0.3
12,391		Cooper Cos., Inc.	2,221,211	0.6
104,520		Eli Lilly & Co.	8,388,775	2.1
40,559		Johnson & Johnson	4,791,235	1.2
48,472		Medtronic PLC	4,187,981	1.0
150,325		Pfizer, Inc.	5,091,508	1.3
7,648	@	Vertex Pharmaceuticals, Inc.	666,982	0.2
21,585		Zimmer Biomet Holdings, Inc.	2,806,482	0.7
			45,421,087	11.3

		Industrials: 12.1%
69,010		Deere & Co.	5,890,003	1.5
7,220		Dun & Bradstreet Corp.	986,396	0.2
21,139		Eaton Corp. PLC	1,389,044	0.3
49,463		FedEx Corp.	8,640,197	2.2
65,730		General Dynamics Corp.	10,198,667	2.5
249,070		General Electric Co.	7,377,453	1.8
32,908		Honeywell International, Inc.	3,836,744	1.0
67,650		Nielsen NV	3,624,011	0.9
71,070		Norfolk Southern Corp.	6,898,054	1.7
			48,840,569	12.1

		Information Technology: 16.8%
70,280		Activision Blizzard, Inc.	3,113,404	0.8
14,515	@	Akamai Technologies, Inc.	769,150	0.2
3,398	@	Alphabet, Inc. - Class A	2,732,196	0.7
7,833	@	Alphabet, Inc. - Class C	6,088,512	1.5
149,219		Apple, Inc.	16,869,208	4.2
14,388		Broadcom Ltd.	2,482,218	0.6
182,630		Cisco Systems, Inc.	5,793,024	1.4
23,739	@	Electronic Arts, Inc.	2,027,311	0.5
41,060	@	Facebook, Inc.	5,266,766	1.3
20,755		Fidelity National Information Services, Inc.	1,598,758	0.4
4,578		Intuit, Inc.	503,626	0.1

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
27,351	Mastercard, Inc.	$2,783,511	0.7
97,755	Microsoft Corp.	5,630,688	1.4
6,900	@ Palo Alto Networks, Inc.	1,099,377	0.3
23,085	Qualcomm, Inc.	1,581,322	0.4
112,642	Visa, Inc. - Class A	9,315,493	2.3
		67,654,564	16.8

	Materials: 2.8%
11,425	Monsanto Co.	1,167,635	0.3
87,350	Mosaic Co.	2,136,581	0.5
18,880	NewMarket Corp.	8,105,562	2.0
		11,409,778	2.8

	Real Estate: 0.2%
28,345	@ CBRE Group, Inc.	793,093	0.2

	Telecommunication Services: 2.6%
199,049	Verizon Communications, Inc.	10,346,567	2.6

	Utilities: 0.8%
14,888	DTE Energy Co.	1,394,559	0.4
22,749	Edison International	1,643,615	0.4
		3,038,174	0.8

	Total Common Stock (Cost $354,667,119)	393,070,143	97.6

SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
4,775,069	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336% (Cost $4,775,069)	4,775,069	1.2

	Total Short-Term Investments (Cost $4,775,069)	4,775,069	1.2

	Total Investments in Securities (Cost $359,442,188)	$397,845,212	98.8
	Assets in Excess of Other Liabilities	4,913,334	1.2
	Net Assets	$402,758,546	100.0

@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $361,279,985.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$46,369,459
Gross Unrealized Depreciation	(9,804,232)

Net Unrealized Appreciation	$36,565,227

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock	$393,070,143	$–	$–	$393,070,143
Short-Term Investments	4,775,069	–	–	4,775,069
Total Investments, at fair value	$397,845,212	$–	$–	$397,845,212

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
333,385	Voya Australia Index Portfolio - Class I	$2,717,090	0.5
744,312	Voya Euro STOXX 50® Index Portfolio - Class I	6,951,876	1.3
605,467	Voya FTSE 100 Index® Portfolio - Class I	5,364,436	1.0
98,175	Voya Hang Seng Index Portfolio - Class I	1,350,882	0.2
503,959	Voya Japan TOPIX Index® Portfolio - Class I	5,417,563	1.0
2,240,289	Voya RussellTM Mid Cap Index Portfolio - Class I	32,685,818	6.0
25,697,438	Voya U.S. Bond Index Portfolio - Class I	281,129,969	51.9
8,075,503	Voya U.S. Stock Index Portfolio - Class I	109,019,292	20.1
9,941,166	VY® BlackRock Inflation Protected Bond Portfolio - Class I	97,324,014	18.0

	Total Mutual Funds (Cost $488,604,392)	541,960,940	100.0

	Liabilities in Excess of Other Assets	(264,769)	(0.0)
	Net Assets	$541,696,171	100.0

Cost for federal income tax purposes is $495,376,601.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$53,701,191
Gross Unrealized Depreciation	(7,116,852)

Net Unrealized Appreciation	$46,584,339

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Mutual Funds	$541,960,940	$–	$–	$541,960,940
Total Investments, at fair value	$541,960,940	$–	$–	$541,960,940

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/2016	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$1,736,577	$1,497,857	$(615,547)	$98,203	$2,717,090	$125,306	$(17,981)	$-
Voya Euro STOXX 50® Index Portfolio - Class I	6,051,484	3,774,003	(2,749,509)	(124,102)	6,951,876	188,185	(40,503)	-
Voya FTSE 100 Index® Portfolio - Class I	5,107,301	2,075,225	(1,642,109)	(175,981)	5,364,436	229,747	(177,111)	167,900
Voya Hang Seng Index Portfolio - Class I	612,330	800,075	(143,495)	81,972	1,350,882	49,759	(309)	14,448
Voya Japan TOPIX Index® Portfolio - Class I	5,537,098	1,348,490	(1,443,180)	(24,845)	5,417,563	75,019	26,941	219,813
Voya RussellTM Mid Cap Index Portfolio - Class I	28,810,595	11,042,698	(6,269,932)	(897,543)	32,685,818	414,543	127,702	3,720,950
Voya U.S. Bond Index Portfolio - Class I	254,113,293	50,702,150	(33,825,780)	10,140,306	281,129,969	4,106,465	(68,126)	381,072
Voya U.S. Stock Index Portfolio - Class I	96,711,531	28,082,242	(17,466,196)	1,691,715	109,019,292	420,070	22,926	6,274,153
VY® BlackRock Inflation Protected Bond Portfolio - Class I	87,919,791	14,716,303	(11,637,981)	6,325,901	97,324,014	-	(572,669)	-
	$486,600,000	$114,039,043	$(75,793,729)	$17,115,626	$541,960,940	$5,609,094	$(699,130)	$10,778,336

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
10,135,108	Voya Australia Index Portfolio - Class I	$82,601,128	2.4
20,513,697	Voya Emerging Markets Index Portfolio - Class I	206,983,206	6.0
22,560,754	Voya Euro STOXX 50® Index Portfolio - Class I	210,717,441	6.1
18,358,289	Voya FTSE 100 Index® Portfolio - Class I	162,654,439	4.7
2,984,623	Voya Hang Seng Index Portfolio - Class I	41,068,406	1.2
15,288,646	Voya Japan TOPIX Index® Portfolio - Class I	164,352,944	4.7
35,769,831	Voya RussellTM Mid Cap Index Portfolio - Class I	521,881,841	15.0
7,646,751	Voya RussellTM Small Cap Index Portfolio - Class I	104,760,486	3.0
78,906,183	Voya U.S. Bond Index Portfolio - Class I	863,233,643	24.9
82,520,519	Voya U.S. Stock Index Portfolio - Class I	1,114,027,006	32.1

	Total Mutual Funds (Cost $3,353,333,516)	3,472,280,540	100.1

	Liabilities in Excess of Other Assets	(2,197,633)	(0.1)
	Net Assets	$3,470,082,907	100.0

Cost for federal income tax purposes is $3,386,227,711.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$181,082,958
Gross Unrealized Depreciation	(95,030,129)

Net Unrealized Appreciation	$86,052,829

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Mutual Funds	$3,472,280,540	$–	$–	$3,472,280,540
Total Investments, at fair value	$3,472,280,540	$–	$–	$3,472,280,540

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/2016	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$62,928,463	$38,648,785	$(26,060,695)	$7,084,575	$82,601,128	$4,123,258	$(5,278,831)	$-
Voya Emerging Markets Index Portfolio - Class I	210,397,399	20,825,097	(65,611,701)	41,372,411	206,983,206	4,556,106	(12,226,294)	-
Voya Euro STOXX 50® Index Portfolio - Class I	218,640,910	85,481,338	(70,318,325)	(23,086,482)	210,717,441	6,200,618	14,488,822	-
Voya FTSE 100 Index® Portfolio - Class I	184,189,178	36,134,626	(58,579,904)	910,539	162,654,439	7,559,700	(14,293,457)	5,524,651
Voya Hang Seng Index Portfolio - Class I	22,203,233	21,717,547	(4,455,560)	1,603,186	41,068,406	1,638,589	444,456	475,796
Voya Japan TOPIX Index® Portfolio - Class I	199,738,239	13,363,512	(42,794,344)	(5,954,463)	164,352,944	2,471,691	3,490,594	7,242,295
Voya RussellTM Mid Cap Index Portfolio - Class I	547,623,491	97,636,268	(60,467,309)	(62,910,609)	521,881,841	7,184,940	42,845,794	64,492,180
Voya RussellTM Small Cap Index Portfolio - Class I	109,780,661	20,797,936	(21,085,147)	(4,732,964)	104,760,486	1,508,091	2,062,059	12,840,659
Voya U.S. Bond Index Portfolio - Class I	928,182,858	97,757,603	(201,364,176)	38,657,358	863,233,643	13,296,814	(4,246,379)	1,270,221
Voya U.S. Stock Index Portfolio - Class I	1,177,337,767	94,231,090	(130,568,418)	(26,973,433)	1,114,027,006	4,286,823	40,397,627	64,027,862
	$3,661,022,199	$526,593,802	$(681,305,579)	$(34,029,882)	$3,472,280,540	$52,826,630	$67,684,391	$155,873,664

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
5,533,784	Voya Australia Index Portfolio - Class I	$45,100,340	1.9
11,816,113	Voya Emerging Markets Index Portfolio - Class I	119,224,581	5.0
12,334,300	Voya Euro STOXX 50® Index Portfolio - Class I	115,202,358	4.8
10,016,610	Voya FTSE 100 Index® Portfolio - Class I	88,747,163	3.7
1,612,259	Voya Hang Seng Index Portfolio - Class I	22,184,677	0.9
8,342,945	Voya Japan TOPIX Index® Portfolio - Class I	89,686,654	3.7
21,428,049	Voya RussellTM Mid Cap Index Portfolio - Class I	312,635,232	13.1
5,285,567	Voya RussellTM Small Cap Index Portfolio - Class I	72,412,275	3.0
76,357,618	Voya U.S. Bond Index Portfolio - Class I	835,352,338	34.9
51,692,049	Voya U.S. Stock Index Portfolio - Class I	697,842,659	29.1

	Total Mutual Funds (Cost $2,327,207,091)	2,398,388,277	100.1

	Liabilities in Excess of Other Assets	(1,484,587)	(0.1)
	Net Assets	$2,396,903,690	100.0

Cost for federal income tax purposes is $2,345,451,242.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$102,341,245
Gross Unrealized Depreciation	(49,404,210)

Net Unrealized Appreciation	$52,937,035

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Mutual Funds	$2,398,388,277	$–	$–	$2,398,388,277
Total Investments, at fair value	$2,398,388,277	$–	$–	$2,398,388,277

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/2016	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$34,485,481	$21,118,479	$(13,740,224)	$3,236,604	$45,100,340	$2,272,412	$(2,232,959)	$-
Voya Emerging Markets Index Portfolio - Class I	121,601,351	13,955,038	(40,958,822)	24,627,014	119,224,581	2,649,494	(7,639,005)	-
Voya Euro STOXX 50® Index Portfolio - Class I	119,743,234	48,166,110	(38,968,124)	(13,738,862)	115,202,358	3,416,083	8,964,085	-
Voya FTSE 100 Index® Portfolio - Class I	100,823,611	21,275,708	(32,964,606)	(387,550)	88,747,163	4,163,207	(6,975,857)	3,042,484
Voya Hang Seng Index Portfolio - Class I	12,169,041	11,744,295	(2,638,927)	910,268	22,184,677	902,722	208,580	262,123
Voya Japan TOPIX Index® Portfolio - Class I	109,327,220	8,365,696	(24,302,236)	(3,704,026)	89,686,654	1,361,544	2,327,748	3,989,457
Voya RussellTM Mid Cap Index Portfolio - Class I	329,173,347	62,692,617	(43,177,548)	(36,053,184)	312,635,232	4,345,387	24,080,416	39,004,288
Voya RussellTM Small Cap Index Portfolio - Class I	76,143,521	15,412,964	(14,248,876)	(4,895,334)	72,412,275	1,052,411	3,045,747	8,960,765
Voya U.S. Bond Index Portfolio - Class I	901,819,498	85,439,550	(186,683,954)	34,777,244	835,352,338	12,960,292	(1,063,103)	1,240,985
Voya U.S. Stock Index Portfolio - Class I	739,983,940	67,508,452	(98,250,960)	(11,398,773)	697,842,659	2,688,850	20,498,318	40,160,590
	$2,545,270,244	$355,678,909	$(495,934,277)	$(6,626,599)	$2,398,388,277	$35,812,402	$41,213,970	$96,660,692

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
2,483,197	Voya Australia Index Portfolio - Class I	$20,238,052	1.5
5,316,403	Voya Emerging Markets Index Portfolio - Class I	53,642,503	4.0
5,543,812	Voya Euro STOXX 50® Index Portfolio - Class I	51,779,202	3.8
4,509,805	Voya FTSE 100 Index® Portfolio - Class I	39,956,875	3.0
731,254	Voya Hang Seng Index Portfolio - Class I	10,062,061	0.8
3,753,732	Voya Japan TOPIX Index® Portfolio - Class I	40,352,616	3.0
9,270,310	Voya RussellTM Mid Cap Index Portfolio - Class I	135,253,817	10.0
1,981,782	Voya RussellTM Small Cap Index Portfolio - Class I	27,150,409	2.0
51,533,194	Voya U.S. Bond Index Portfolio - Class I	563,773,144	41.9
22,054,817	Voya U.S. Stock Index Portfolio - Class I	297,740,029	22.1
10,969,898	VY® BlackRock Inflation Protected Bond Portfolio - Class I	107,395,301	8.0

	Total Mutual Funds
	(Cost $1,315,955,746)	1,347,344,009	100.1

	Liabilities in Excess of Other Assets	(758,941)	(0.1)
	Net Assets	$1,346,585,068	100.0

Cost for federal income tax purposes is $1,327,432,639.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$46,799,344
Gross Unrealized Depreciation	(26,887,974)

Net Unrealized Appreciation	$19,911,370

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Mutual Funds	$1,347,344,009	$–	$–	$1,347,344,009
Total Investments, at fair value	$1,347,344,009	$–	$–	$1,347,344,009

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/2016	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$15,155,902	$9,487,365	$(5,469,395)	$1,064,180	$20,238,052	$1,008,786	$(578,328)	$-
Voya Emerging Markets Index Portfolio - Class I	53,650,839	7,315,371	(18,455,188)	11,131,481	53,642,503	1,178,481	(3,402,733)	-
Voya Euro STOXX 50® Index Portfolio - Class I	52,778,896	22,023,834	(17,216,954)	(5,806,574)	51,779,202	1,518,545	3,817,953	-
Voya FTSE 100 Index® Portfolio - Class I	44,539,270	10,372,739	(14,591,786)	(363,348)	39,956,875	1,854,114	(2,853,218)	1,354,992
Voya Hang Seng Index Portfolio - Class I	5,340,926	5,389,869	(1,101,384)	432,650	10,062,061	401,496	89,116	116,582
Voya Japan TOPIX Index® Portfolio - Class I	48,320,800	4,406,350	(10,726,412)	(1,648,122)	40,352,616	605,397	1,111,208	1,773,873
Voya RussellTM Mid Cap Index Portfolio - Class I	139,645,437	29,314,076	(22,277,132)	(11,428,564)	135,253,817	1,858,421	6,651,363	16,681,230
Voya RussellTM Small Cap Index Portfolio - Class I	27,993,889	6,211,601	(5,624,632)	(1,430,449)	27,150,409	390,083	830,899	3,321,370
Voya U.S. Bond Index Portfolio - Class I	597,213,759	48,578,728	(104,183,115)	22,163,772	563,773,144	8,687,772	346,299	827,980
Voya U.S. Stock Index Portfolio - Class I	309,435,714	35,159,001	(40,250,087)	(6,604,599)	297,740,029	1,153,982	10,703,438	17,235,839
VY® BlackRock Inflation Protected Bond Portfolio - Class I	113,688,760	5,580,242	(21,812,869)	9,939,168	107,395,301	-	(3,073,491)	-
	$1,407,764,192	$183,839,176	$(261,708,954)	$17,449,595	$1,347,344,009	$18,657,077	$13,642,506	$41,311,866

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 12.3%
17,397		Advance Auto Parts, Inc.	$2,594,241	0.1
92,954	@	Amazon.com, Inc.	77,831,314	1.7
15,677	@	Autonation, Inc.	763,627	0.0
6,906	@	Autozone, Inc.	5,306,156	0.1
36,468		Bed Bath & Beyond, Inc.	1,572,135	0.0
65,208		Best Buy Co., Inc.	2,489,641	0.1
47,581		BorgWarner, Inc.	1,673,900	0.0
45,234	@	Carmax, Inc.	2,413,234	0.1
102,267		Carnival Corp.	4,992,675	0.1
96,119		CBS Corp. - Class B	5,261,554	0.1
51,203	@	Charter Communications, Inc.	13,823,274	0.3
6,879	@,L	Chipotle Mexican Grill, Inc.	2,913,256	0.1
65,897		Coach, Inc.	2,409,194	0.1
567,526		Comcast Corp. – Class A	37,649,675	0.8
16,375	@	Coty, Inc - Class A	384,731	0.0
29,817		Darden Restaurants, Inc.	1,828,378	0.0
64,437		Delphi Automotive PLC	4,595,647	0.1
35,646	@	Discovery Communications, Inc. - Class A	959,590	0.0
52,971	@	Discovery Communications, Inc. - Class C	1,393,667	0.0
61,234		Dollar General Corp.	4,285,768	0.1
55,699	@	Dollar Tree, Inc.	4,396,322	0.1
80,032		D.R. Horton, Inc.	2,416,966	0.1
28,463		Expedia, Inc.	3,322,201	0.1
31,965		Foot Locker, Inc.	2,164,670	0.1
921,880		Ford Motor Co.	11,127,092	0.3
51,774		Gap, Inc.	1,151,454	0.0
27,218		Garmin Ltd.	1,309,458	0.0
335,772		General Motors Co.	10,667,476	0.2
35,179		Genuine Parts Co.	3,533,730	0.1
62,000		Goodyear Tire & Rubber Co.	2,002,600	0.1
51,758		H&R Block, Inc.	1,198,198	0.0
89,250		Hanesbrands, Inc.	2,253,562	0.1
42,239	L	Harley-Davidson, Inc.	2,221,349	0.1
16,486		Harman International Industries, Inc.	1,392,243	0.0
26,664		Hasbro, Inc.	2,115,255	0.1
291,886		Home Depot, Inc.	37,559,890	0.8
94,662		Interpublic Group of Cos., Inc.	2,115,696	0.1
222,993		Johnson Controls International plc	10,375,864	0.2
42,427		Kohl's Corp.	1,856,181	0.0
56,748		L Brands, Inc.	4,016,056	0.1
31,578		Leggett & Platt, Inc.	1,439,325	0.0
44,378		Lennar Corp. - Class A	1,878,964	0.1
72,550	@	LKQ Corp.	2,572,623	0.1
206,625		Lowe's Cos, Inc.	14,920,391	0.3
72,871		Macy's, Inc.	2,699,870	0.1
75,539		Marriott International, Inc.	5,086,041	0.1
80,467		Mattel, Inc.	2,436,541	0.1
201,594		McDonald's Corp.	23,255,884	0.5
39,927	@	Michael Kors Holdings Ltd.	1,868,184	0.1
14,890	@	Mohawk Industries, Inc.	2,983,063	0.1
101,281	@	Netflix, Inc.	9,981,242	0.2
113,913		Newell Rubbermaid, Inc.	5,998,659	0.1
89,897		News Corp - Class A	1,256,760	0.0
28,296		News Corp - Class B	402,369	0.0
318,532		Nike, Inc.	16,770,710	0.4
27,452		Nordstrom, Inc.	1,424,210	0.0
55,879		Omnicom Group, Inc.	4,749,715	0.1
22,426	@	O'Reilly Automotive, Inc.	6,281,747	0.1
11,727	@	Priceline.com, Inc.	17,256,163	0.4
73,058		Pulte Group, Inc.	1,464,082	0.0
18,953		PVH Corp.	2,094,306	0.1
13,319		Ralph Lauren Corp.	1,347,084	0.0
93,686		Ross Stores, Inc.	6,024,010	0.1
39,666		Royal Caribbean Cruises Ltd.	2,972,967	0.1
22,489		Scripps Networks Interactive - Class A	1,427,827	0.0
17,859		Signet Jewelers Ltd.	1,331,031	0.0
153,653		Staples, Inc.	1,313,733	0.0
346,462		Starbucks Corp.	18,757,453	0.4
135,804		Target Corp.	9,327,019	0.2
50,631		TEGNA, Inc.	1,106,794	0.0
25,374		Tiffany & Co.	1,842,914	0.0
183,754		Time Warner, Inc.	14,628,656	0.3
155,123		TJX Cos., Inc.	11,600,098	0.3
31,577		Tractor Supply Co.	2,126,711	0.1
26,992	@	TripAdvisor, Inc.	1,705,354	0.0
251,356		Twenty-First Century Fox, Inc. - Class A	6,087,842	0.1
115,070		Twenty-First Century Fox, Inc. - Class B	2,846,832	0.1
13,850	@	Ulta Salon Cosmetics & Fragrance, Inc.	3,296,023	0.1
43,323	@,L	Under Armour, Inc. Class A	1,675,734	0.0
43,548	@	Under Armour, Inc. Class C-W/I	1,474,535	0.0
21,031	@	Urban Outfitters, Inc.	725,990	0.0
78,381		VF Corp.	4,393,255	0.1
82,027		Viacom, Inc. - Class B	3,125,229	0.1
349,281		Walt Disney Co.	32,434,234	0.7
17,823		Whirlpool Corp.	2,890,178	0.1
25,957		Wyndham Worldwide Corp.	1,747,685	0.0
18,757	L	Wynn Resorts Ltd.	1,827,307	0.0
87,500		Yum! Brands, Inc.	7,945,875	0.2
			555,141,139	12.3

		Consumer Staples: 9.7%
461,569		Altria Group, Inc.	29,185,008	0.6
137,433		Archer-Daniels-Midland Co.	5,795,550	0.1
43,088		Brown-Forman Corp. - Class B	2,044,095	0.0
45,936		Campbell Soup Co.	2,512,699	0.1
60,854		Church & Dwight Co., Inc.	2,916,124	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
30,586		Clorox Co.	$3,828,755	0.1
917,637		Coca-Cola Co.	38,834,398	0.9
210,602		Colgate-Palmolive Co.	15,614,032	0.3
98,459		ConAgra Foods, Inc.	4,638,403	0.1
41,849		Constellation Brands, Inc.	6,967,440	0.2
103,487		Costco Wholesale Corp.	15,782,802	0.3
251,877		CVS Health Corp.	22,414,534	0.5
43,800		Dr Pepper Snapple Group, Inc.	3,999,378	0.1
52,195		Estee Lauder Cos., Inc.	4,622,389	0.1
141,038		General Mills, Inc.	9,009,507	0.2
33,159		Hershey Co.	3,170,000	0.1
63,838		Hormel Foods Corp.	2,421,375	0.0
27,502		JM Smucker Co.	3,727,621	0.1
59,576		Kellogg Co.	4,615,353	0.1
84,959		Kimberly-Clark Corp.	10,716,728	0.2
140,753		Kraft Heinz Co.	12,598,801	0.3
224,185		Kroger Co.	6,653,811	0.1
27,177		McCormick & Co., Inc.	2,715,526	0.1
43,623		Mead Johnson Nutrition Co.	3,446,653	0.1
43,517		Molson Coors Brewing Co.	4,778,167	0.1
367,472		Mondelez International, Inc.	16,132,021	0.4
31,928	@	Monster Beverage Corp.	4,687,350	0.1
339,980		PepsiCo, Inc.	36,979,625	0.8
366,478		Philip Morris International, Inc.	35,628,991	0.8
630,452		Procter & Gamble Co.	56,583,067	1.3
195,569		Reynolds American, Inc.	9,221,078	0.2
120,651		Sysco Corp.	5,913,106	0.1
70,268		Tyson Foods, Inc.	5,246,912	0.1
201,988		Walgreens Boots Alliance, Inc.	16,284,273	0.4
358,061		Wal-Mart Stores, Inc.	25,823,359	0.6
75,313		Whole Foods Market, Inc.	2,135,124	0.0
			437,644,055	9.7

		Energy: 7.1%
128,925		Anadarko Petroleum Corp.	8,168,688	0.2
89,633		Apache Corp.	5,724,860	0.1
101,086		Baker Hughes, Inc.	5,101,810	0.1
109,885		Cabot Oil & Gas Corp.	2,835,033	0.1
154,177	@	Chesapeake Energy Corp.	966,690	0.0
445,662		Chevron Corp.	45,867,533	1.0
22,440		Cimarex Energy Co.	3,015,263	0.1
33,578	@	Concho Resources, Inc./Midland TX	4,611,938	0.1
292,578		ConocoPhillips	12,718,366	0.3
123,693		Devon Energy Corp.	5,456,098	0.1
130,082		EOG Resources, Inc.	12,580,230	0.3
40,809		EQT Corp.	2,963,550	0.1
979,583		Exxon Mobil Corp.	85,498,004	1.9
53,301	@	FMC Technologies, Inc.	1,581,441	0.0
203,423		Halliburton Co.	9,129,624	0.2
25,529	L	Helmerich & Payne, Inc.	1,718,102	0.0
63,588		Hess Corp.	3,409,589	0.1
453,523		Kinder Morgan, Inc.	10,489,987	0.2
200,152		Marathon Oil Corp.	3,164,403	0.1
124,912		Marathon Petroleum Corp.	5,070,178	0.1
38,239		Murphy Oil Corp.	1,162,466	0.0
89,210		National Oilwell Varco, Inc.	3,277,575	0.1
46,918	@	Newfield Exploration Co.	2,039,056	0.0
101,504		Noble Energy, Inc.	3,627,753	0.1
180,466		Occidental Petroleum Corp.	13,159,581	0.3
49,711		Oneok, Inc.	2,554,648	0.1
104,988		Phillips 66	8,456,783	0.2
40,068		Pioneer Natural Resources Co.	7,438,624	0.2
44,410		Range Resources Corp.	1,720,888	0.0
328,531		Schlumberger Ltd.	25,835,678	0.6
116,572	@	Southwestern Energy Co.	1,613,356	0.0
165,625		Spectra Energy Corp.	7,080,469	0.2
28,063		Tesoro Corp.	2,232,692	0.0
81,140	L	Transocean Ltd.	864,952	0.0
108,985		Valero Energy Corp.	5,776,205	0.1
161,353		Williams Cos., Inc.	4,958,378	0.1
			321,870,491	7.1

		Financials: 13.2%
12,727	@	Affiliated Managers Group, Inc.	1,841,597	0.0
96,756		Aflac, Inc.	6,953,854	0.2
240,281		American International Group, Inc.	14,258,275	0.3
87,752		Allstate Corp.	6,070,683	0.1
183,313		American Express Co.	11,739,365	0.3
100,516		American Tower Corp.	11,391,478	0.3
38,134		Ameriprise Financial, Inc.	3,804,629	0.1
62,744		Aon PLC	7,058,073	0.2
36,998		Apartment Investment & Management Co.	1,698,578	0.0
41,821		Arthur J. Gallagher & Co.	2,127,434	0.0
14,223		Assurant, Inc.	1,312,072	0.0
2,410,728		Bank of America Corp.	37,727,893	0.8
252,222		Bank of New York Mellon Corp.	10,058,613	0.2
192,414		BB&T Corp.	7,257,856	0.2
448,528	@	Berkshire Hathaway, Inc. – Class B	64,798,840	1.4
28,823		Blackrock, Inc.	10,447,185	0.2
119,553		Capital One Financial Corp.	8,587,492	0.2
284,411		Charles Schwab Corp.	8,978,855	0.2
109,868		Chubb Ltd.	13,804,914	0.3
35,380		Cincinnati Financial Corp.	2,668,360	0.1
686,351		Citigroup, Inc.	32,416,358	0.7
122,718		Citizens Financial Group, Inc.	3,032,362	0.1
80,049		CME Group, Inc.	8,366,721	0.2
41,082		Comerica, Inc.	1,944,000	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
95,351		Discover Financial Services	$5,392,099	0.1
64,654	@	E*Trade Financial Corp.	1,882,724	0.0
16,750		Federal Realty Investment Trust	2,578,327	0.1
181,045		Fifth Third Bancorp	3,704,181	0.1
83,021		Franklin Resources, Inc.	2,953,057	0.1
89,080		Goldman Sachs Group, Inc.	14,365,932	0.3
91,180		Hartford Financial Services Group, Inc.	3,904,328	0.1
256,438		Huntington Bancshares, Inc.	2,528,479	0.1
28,144		Intercontinental Exchange, Inc.	7,580,868	0.2
96,837		Invesco Ltd.	3,028,093	0.1
57,836		Iron Mountain, Inc.	2,170,585	0.0
853,276		JPMorgan Chase & Co.	56,819,649	1.3
255,649		Keycorp	3,111,248	0.1
21,788		Legg Mason, Inc.	729,462	0.0
76,624		Leucadia National Corp.	1,458,921	0.0
54,995		Lincoln National Corp.	2,583,665	0.1
65,302		Loews Corp.	2,687,177	0.1
37,035		M&T Bank Corp.	4,299,763	0.1
28,501		Macerich Co.	2,304,876	0.0
122,426		Marsh & McLennan Cos., Inc.	8,233,148	0.2
259,592		Metlife, Inc.	11,533,673	0.3
39,523		Moody's Corp.	4,279,550	0.1
347,760		Morgan Stanley	11,149,186	0.2
26,970		Nasdaq, Inc.	1,821,554	0.0
74,895		Navient Corp.	1,083,731	0.0
50,317		Northern Trust Corp.	3,421,053	0.1
73,460		People's United Financial, Inc.	1,162,137	0.0
116,088		PNC Financial Services Group, Inc.	10,458,368	0.2
63,184		Principal Financial Group, Inc.	3,254,608	0.1
137,469		Progressive Corp.	4,330,274	0.1
103,235		Prudential Financial, Inc.	8,429,138	0.2
61,083		Realty Income Corp.	4,088,285	0.1
296,522		Regions Financial Corp.	2,926,672	0.1
62,366		S&P Global, Inc.	7,893,041	0.2
86,607		State Street Corp.	6,030,445	0.1
118,451		SunTrust Bank	5,188,154	0.1
187,152		Synchrony Financial	5,240,256	0.1
58,717		T. Rowe Price Group, Inc.	3,904,680	0.1
26,313		Torchmark Corp.	1,681,138	0.0
68,102		Travelers Cos., Inc.	7,801,084	0.2
55,431		Unum Group	1,957,269	0.0
380,065		US Bancorp	16,300,988	0.4
1,072,741		Wells Fargo & Co.	47,500,971	1.1
176,877		Weyerhaeuser Co.	5,649,451	0.1
30,656		Willis Towers Watson PLC	4,070,197	0.1
64,958		XL Group Ltd.	2,184,538	0.0
48,455		Zions Bancorp.	1,503,074	0.0
			595,505,584	13.2

		Health Care: 14.4%
347,264		Abbott Laboratories	14,685,795	0.3
384,719		AbbVie, Inc.	24,264,227	0.5
82,872		Aetna, Inc.	9,567,572	0.2
76,900		Agilent Technologies, Inc.	3,621,221	0.1
52,976	@	Alexion Pharmaceuticals, Inc.	6,491,679	0.1
93,538	@	Allergan plc	21,542,737	0.5
42,711		AmerisourceBergen Corp.	3,450,195	0.1
176,789		Amgen, Inc.	29,490,173	0.7
62,171		Anthem, Inc.	7,790,648	0.2
115,637		Baxter International, Inc.	5,504,321	0.1
50,301		Becton Dickinson & Co.	9,040,599	0.2
51,764	@	Biogen, Inc.	16,203,685	0.4
321,455	@	Boston Scientific Corp.	7,650,629	0.2
394,715		Bristol-Myers Squibb Co.	21,283,033	0.5
75,262		Cardinal Health, Inc.	5,847,857	0.1
183,110	@	Celgene Corp.	19,140,488	0.4
40,335	@	Centene Corp.	2,700,832	0.1
71,003	@	Cerner Corp.	4,384,435	0.1
60,611		Cigna Corp.	7,898,825	0.2
11,512		Cooper Cos., Inc.	2,063,641	0.0
17,353		CR Bard, Inc.	3,891,931	0.1
143,554		Danaher Corp.	11,253,198	0.3
39,102	@	DaVita, Inc.	2,583,469	0.1
55,046		Dentsply Sirona, Inc.	3,271,384	0.1
50,290	@	Edwards Lifesciences Corp.	6,062,962	0.1
229,475		Eli Lilly & Co.	18,417,663	0.4
46,837	@	Endo International PLC	943,766	0.0
148,880	@	Express Scripts Holding Co.	10,500,506	0.2
311,750		Gilead Sciences, Inc.	24,665,660	0.5
69,771	@	HCA Holdings, Inc.	5,276,781	0.1
19,324	@	Henry Schein, Inc.	3,149,426	0.1
65,537	@	Hologic, Inc.	2,544,802	0.1
35,215		Humana, Inc.	6,229,181	0.1
34,633	@	Illumina, Inc.	6,291,431	0.1
9,094	@	Intuitive Surgical, Inc.	6,591,604	0.1
646,310		Johnson & Johnson	76,348,600	1.7
24,167	@	Laboratory Corp. of America Holdings	3,322,479	0.1
25,446	@	Mallinckrodt PLC - W/I	1,775,622	0.0
53,319		McKesson Corp.	8,890,943	0.2
326,462		Medtronic PLC	28,206,317	0.6
653,239		Merck & Co., Inc.	40,768,646	0.9
6,258	@	Mettler Toledo International, Inc.	2,627,296	0.1
108,674	@	Mylan NV	4,142,653	0.1
19,684		Patterson Cos., Inc.	904,283	0.0
25,845		PerkinElmer, Inc.	1,450,163	0.0
33,848		Perrigo Co. PLC	3,125,186	0.1
1,432,918		Pfizer, Inc.	48,532,933	1.1
32,841		Quest Diagnostics, Inc.	2,779,334	0.1
17,829	@	Regeneron Pharmaceuticals, Inc.	7,167,615	0.2
67,311		St. Jude Medical, Inc.	5,368,725	0.1
73,392		Stryker Corp.	8,543,563	0.2
93,139		Thermo Fisher Scientific, Inc.	14,814,689	0.3

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
224,988		UnitedHealth Group, Inc.	$31,498,320	0.7
21,285		Universal Health Services, Inc.	2,622,738	0.1
22,060	@	Varian Medical Systems, Inc.	2,195,632	0.0
58,535	@	Vertex Pharmaceuticals, Inc.	5,104,837	0.1
19,035	@	Waters Corp.	3,016,857	0.1
47,250		Zimmer Biomet Holdings, Inc.	6,143,445	0.1
116,947		Zoetis, Inc.	6,082,413	0.1
			649,729,645	14.4

		Industrials: 9.6%
142,781		3M Co.	25,162,296	0.6
10,369		Acuity Brands, Inc.	2,743,637	0.1
29,079		Alaska Air Group, Inc.	1,915,143	0.0
22,655		Allegion Public Ltd.	1,561,156	0.0
125,184		American Airlines Group, Inc.	4,582,986	0.1
54,906		Ametek, Inc.	2,623,409	0.1
137,054		Boeing Co.	18,055,494	0.4
138,016		Caterpillar, Inc.	12,251,680	0.3
33,713		CH Robinson Worldwide, Inc.	2,375,418	0.1
20,187		Cintas Corp.	2,273,056	0.0
223,476		CSX Corp.	6,816,018	0.2
36,652		Cummins, Inc.	4,696,954	0.1
68,336		Deere & Co.	5,832,478	0.1
176,919		Delta Air Lines, Inc.	6,963,532	0.2
36,668		Dover Corp.	2,700,232	0.1
8,577		Dun & Bradstreet Corp.	1,171,790	0.0
107,416		Eaton Corp. PLC	7,058,305	0.2
152,026		Emerson Electric Co.	8,286,937	0.2
28,192		Equifax, Inc.	3,794,079	0.1
42,771		Expeditors International Washington, Inc.	2,203,562	0.0
68,264		Fastenal Co.	2,852,070	0.1
57,708		FedEx Corp.	10,080,433	0.2
30,801		Flowserve Corp.	1,485,840	0.0
32,896		Fluor Corp.	1,688,223	0.0
71,025		Fortive Corp.	3,615,173	0.1
36,357		Fortune Brands Home & Security, Inc.	2,112,342	0.0
67,791		General Dynamics Corp.	10,518,452	0.2
2,116,955		General Electric Co.	62,704,207	1.4
179,746		Honeywell International, Inc.	20,956,586	0.5
75,469		Illinois Tool Works, Inc.	9,044,205	0.2
60,949		Ingersoll-Rand PLC - Class A	4,140,875	0.1
28,686	@	Jacobs Engineering Group, Inc.	1,483,640	0.0
20,763		JB Hunt Transport Services, Inc.	1,684,710	0.0
25,510		Kansas City Southern	2,380,593	0.1
18,247		L-3 Communications Holdings, Inc.	2,750,370	0.1
59,636		Lockheed Martin Corp.	14,295,942	0.3
78,009		Masco Corp.	2,676,489	0.1
79,353		Nielsen NV	4,250,940	0.1
69,347		Norfolk Southern Corp.	6,730,820	0.1
42,186		Northrop Grumman Corp.	9,025,695	0.2
82,807		Paccar, Inc.	4,867,395	0.1
31,633		Parker Hannifin Corp.	3,970,890	0.1
39,360		Pentair PLC	2,528,486	0.1
43,843		Pitney Bowes, Inc.	796,189	0.0
35,688	@	Quanta Services, Inc.	998,907	0.0
69,712		Raytheon Co.	9,489,895	0.2
55,075		Republic Services, Inc.	2,778,534	0.1
30,744		Robert Half International, Inc.	1,163,968	0.0
30,569		Rockwell Automation, Inc.	3,739,811	0.1
30,695		Rockwell Collins, Inc.	2,588,816	0.1
23,941		Roper Technologies, Inc.	4,368,514	0.1
12,634		Ryder System, Inc.	833,212	0.0
13,723		Snap-On, Inc.	2,085,347	0.0
146,521		Southwest Airlines Co.	5,698,202	0.1
35,536		Stanley Black & Decker, Inc.	4,370,217	0.1
20,090	@	Stericycle, Inc.	1,610,013	0.0
63,657		Textron, Inc.	2,530,366	0.1
11,829	@	TransDigm Group, Inc.	3,420,000	0.1
196,764		Union Pacific Corp.	19,190,393	0.4
69,310	@	United Continental Holdings, Inc.	3,636,696	0.1
163,303		United Parcel Service, Inc. - Class B	17,858,816	0.4
20,355	@	United Rentals, Inc.	1,597,664	0.0
183,872		United Technologies Corp.	18,681,395	0.4
37,123	@	Verisk Analytics, Inc.	3,017,357	0.1
96,126		Waste Management, Inc.	6,128,994	0.1
13,133		WW Grainger, Inc.	2,952,824	0.1
42,330		Xylem, Inc.	2,220,209	0.0
			430,668,877	9.6

		Information Technology: 20.9%
147,067		Accenture PLC	17,967,175	0.4
161,148		Activision Blizzard, Inc.	7,138,856	0.2
117,714	@	Adobe Systems, Inc.	12,776,678	0.3
41,276	@	Akamai Technologies, Inc.	2,187,215	0.0
13,827	@	Alliance Data Systems Corp.	2,966,306	0.1
69,653	@	Alphabet, Inc. - Class A	56,005,191	1.2
69,808	@	Alphabet, Inc. - Class C	54,261,060	1.2
72,932		Amphenol Corp.	4,734,745	0.1
72,637		Analog Devices, Inc.	4,681,455	0.1
1,272,938		Apple, Inc.	143,905,641	3.2
255,345		Applied Materials, Inc.	7,698,652	0.2
46,129	@	Autodesk, Inc.	3,336,511	0.1
107,765		Automatic Data Processing, Inc.	9,504,873	0.2
93,436		Broadcom Ltd.	16,119,579	0.4
74,228		CA, Inc.	2,455,462	0.1
1,188,193		Cisco Systems, Inc.	37,689,482	0.8
36,789	@	Citrix Systems, Inc.	3,135,159	0.1
143,382	@	Cognizant Technology Solutions Corp.	6,840,755	0.2

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
244,947		Corning, Inc.	$5,792,997	0.1
34,403		CSRA, Inc.	925,441	0.0
248,044	@	eBay, Inc.	8,160,648	0.2
71,052	@	Electronic Arts, Inc.	6,067,841	0.1
15,640	@	F5 Networks, Inc.	1,949,370	0.0
548,764	@	Facebook, Inc.	70,389,958	1.6
77,444		Fidelity National Information Services, Inc.	5,965,511	0.1
18,136	@,L	First Solar, Inc.	716,191	0.0
51,928	@	Fiserv, Inc.	5,165,278	0.1
32,431		Flir Systems, Inc.	1,018,982	0.0
36,293		Global Payments, Inc.	2,785,851	0.1
29,346		Harris Corp.	2,688,387	0.1
392,555		Hewlett Packard Enterprise Co.	8,930,626	0.2
404,169		HP, Inc.	6,276,745	0.1
205,482		International Business Machines Corp.	32,640,816	0.7
1,117,627		Intel Corp.	42,190,419	0.9
57,888		Intuit, Inc.	6,368,259	0.1
90,470		Juniper Networks, Inc.	2,176,708	0.0
36,852		KLA-Tencor Corp.	2,568,953	0.1
37,859		Lam Research Corp.	3,585,626	0.1
56,631		Linear Technology Corp.	3,357,652	0.1
226,533		Mastercard, Inc.	23,054,263	0.5
50,859		Microchip Technology, Inc.	3,160,378	0.1
245,304	@	Micron Technology, Inc.	4,361,505	0.1
1,840,863		Microsoft Corp.	106,033,709	2.4
39,387		Motorola Solutions, Inc.	3,004,440	0.1
65,832		NetApp, Inc.	2,358,102	0.1
126,386	L	Nvidia Corp.	8,659,969	0.2
710,971		Oracle Corp.	27,926,941	0.6
75,802		Paychex, Inc.	4,386,662	0.1
265,158	@	PayPal Holdings, Inc.	10,863,523	0.2
30,214	@	Qorvo, Inc.	1,684,128	0.0
348,127		Qualcomm, Inc.	23,846,700	0.5
42,782	@	Red Hat, Inc.	3,458,069	0.1
152,112	@	Salesforce.com, Inc.	10,850,149	0.2
70,542		Seagate Technology	2,719,394	0.1
44,294		Skyworks Solutions, Inc.	3,372,545	0.1
145,424		Symantec Corp.	3,650,142	0.1
83,994		TE Connectivity Ltd.	5,407,534	0.1
30,806	@	Teradata Corp.	954,986	0.0
236,994		Texas Instruments, Inc.	16,632,239	0.4
39,086		Total System Services, Inc.	1,842,905	0.0
21,944	@,L	VeriSign, Inc.	1,716,899	0.0
445,642		Visa, Inc. - Class A	36,854,593	0.8
67,154		Western Digital Corp.	3,926,494	0.1
115,220		Western Union Co.	2,398,880	0.1
201,078		Xerox Corp.	2,036,920	0.0
59,882		Xilinx, Inc.	3,253,988	0.1
206,857	@	Yahoo!, Inc.	8,915,537	0.2
			940,458,648	20.9

		Materials: 2.9%
51,157		Air Products & Chemicals, Inc.	7,690,943	0.2
26,554		Albemarle Corp.	2,270,101	0.1
310,738		Alcoa, Inc.	3,150,883	0.1
20,992		Avery Dennison Corp.	1,632,968	0.0
41,159		Ball Corp.	3,372,980	0.1
55,074		CF Industries Holdings, Inc.	1,341,052	0.0
266,197		Dow Chemical Co.	13,796,990	0.3
34,895		Eastman Chemical Co.	2,361,694	0.1
61,997		Ecolab, Inc.	7,546,275	0.2
206,546		Du Pont E I de Nemours & Co.	13,832,386	0.3
31,611		FMC Corp.	1,528,076	0.0
288,679		Freeport-McMoRan, Inc.	3,135,054	0.1
18,803		International Flavors & Fragrances, Inc.	2,688,265	0.1
97,141		International Paper Co.	4,660,825	0.1
80,531		LyondellBasell Industries NV - Class A	6,495,630	0.1
14,987		Martin Marietta Materials, Inc.	2,684,322	0.1
103,371		Monsanto Co.	10,564,516	0.2
82,729		Mosaic Co.	2,023,551	0.0
125,344		Newmont Mining Corp.	4,924,766	0.1
75,207		Nucor Corp.	3,718,986	0.1
38,290	@	Owens-Illinois, Inc.	704,153	0.0
62,906		PPG Industries, Inc.	6,501,964	0.1
67,382		Praxair, Inc.	8,141,767	0.2
46,469		Sealed Air Corp.	2,129,210	0.0
18,954		Sherwin-Williams Co.	5,243,814	0.1
31,437		Vulcan Materials Co.	3,575,330	0.1
59,412		WestRock Co.	2,880,294	0.1
			128,596,795	2.9

		Real Estate: 2.3%
32,439		AvalonBay Communities, Inc.	5,768,952	0.1
36,308		Boston Properties, Inc.	4,948,417	0.1
70,564	@	CBRE Group, Inc.	1,974,381	0.0
79,745		Crown Castle International Corp.	7,512,777	0.2
34,694		Digital Realty Trust, Inc.	3,369,481	0.1
16,791		Equinix, Inc.	6,048,958	0.1
86,358		Equity Residential	5,555,410	0.1
15,473		Essex Property Trust, Inc.	3,445,837	0.1
29,716		Extra Space Storage, Inc.	2,359,748	0.1
137,944		General Growth Properties, Inc.	3,807,254	0.1
110,460		HCP, Inc.	4,191,957	0.1
175,401		Host Hotels & Resorts, Inc.	2,730,994	0.1
99,231		Kimco Realty Corp.	2,872,737	0.1
124,485		ProLogis, Inc.	6,664,927	0.1
35,229		Public Storage, Inc.	7,860,999	0.2
74,231		Simon Property Group, Inc.	15,366,559	0.3
23,700		SL Green Realty Corp.	2,561,970	0.1
63,089		UDR, Inc.	2,270,573	0.0
83,002		Ventas, Inc.	5,862,431	0.1
40,593		Vornado Realty Trust	4,108,418	0.1
84,552		Welltower, Inc.	6,321,953	0.1
			105,604,733	2.3

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Telecommunication Services: 2.6%
1,453,316		AT&T, Inc.	$59,019,163	1.3
128,978		CenturyLink, Inc.	3,537,867	0.1
277,121	L	Frontier Communications Corp.	1,152,823	0.0
68,796	@	Level 3 Communications, Inc.	3,190,758	0.1
962,965		Verizon Communications, Inc.	50,054,921	1.1
			116,955,532	2.6

		Utilities: 3.2%
155,700		AES Corp.	2,000,745	0.0
53,705		Alliant Energy Corp.	2,057,439	0.0
57,319		Ameren Corp.	2,818,948	0.1
116,159		American Electric Power Co., Inc.	7,458,569	0.2
42,027		American Water Works Co., Inc.	3,145,301	0.1
101,743		Centerpoint Energy, Inc.	2,363,490	0.0
65,916		CMS Energy Corp.	2,769,131	0.1
71,914		Consolidated Edison, Inc.	5,415,124	0.1
147,827		Dominion Resources, Inc.	10,979,111	0.2
42,389		DTE Energy Co.	3,970,578	0.1
162,751		Duke Energy Corp.	13,026,590	0.3
76,968		Edison International	5,560,938	0.1
42,282		Entergy Corp.	3,244,298	0.1
74,936		Eversource Energy	4,060,033	0.1
218,015		Exelon Corp.	7,257,719	0.2
100,447		FirstEnergy Corp.	3,322,787	0.1
110,339		NextEra Energy, Inc.	13,496,666	0.3
76,112		NiSource, Inc.	1,835,060	0.0
74,481		NRG Energy, Inc.	834,932	0.0
117,765		PG&E Corp.	7,203,685	0.2
26,264		Pinnacle West Capital Corp.	1,995,801	0.0
160,190		PPL Corp.	5,537,768	0.1
119,516		Public Service Enterprise Group, Inc.	5,004,135	0.1
33,762		SCANA Corp.	2,443,356	0.1
59,012		Sempra Energy	6,325,496	0.1
231,205		Southern Co.	11,860,817	0.3
74,561		WEC Energy Group, Inc.	4,464,713	0.1
119,997		Xcel Energy, Inc.	4,936,677	0.1
			145,389,907	3.2

	Total Common Stock (Cost $2,959,114,279)		4,427,565,406	98.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateralcc: 0.5%
4,766,570	Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $4,766,754, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $4,862,092, due 02/01/21-08/01/46)	4,766,570	0.1
4,766,570	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $4,766,782, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $4,861,901, due 11/01/16-07/20/66)	4,766,570	0.1
4,766,570	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $4,766,774, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,861,902, due 10/13/16-09/09/49)	4,766,570	0.1
1,003,310	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $1,003,351, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $1,023,376, due 03/01/26-09/01/46)	1,003,310	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
4,766,600	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $4,766,835, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $4,862,160, due 04/15/18-09/09/49)	$4,766,600	0.1
		20,069,620	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
46,711,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%†† (Cost $46,711,000)	46,711,000	1.0

	Total Short-Term Investments (Cost $66,780,620)	66,780,620	1.5

	Total Investments in Securities (Cost $3,025,894,899)	$4,494,346,026	99.7
	Assets in Excess of Other Liabilities	12,061,694	0.3
	Net Assets	$4,506,407,720	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $3,068,293,186.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,539,808,627
Gross Unrealized Depreciation	(113,755,787)

Net Unrealized Appreciation	$1,426,052,840

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$4,427,565,406	$–	$–	$4,427,565,406
Short-Term Investments	46,711,000	20,069,620	–	66,780,620
Total Investments, at fair value	$4,474,276,406	$20,069,620	$–	$4,494,346,026
Other Financial Instruments+
Futures	282,758	–	–	282,758
Total Assets	$4,474,559,164	$20,069,620	$–	$4,494,628,784

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2016, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	721	12/16/16	$77,882,420	$282,758
			$77,882,420	$282,758

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$282,758
Total Asset Derivatives		$282,758

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.7%
		Basic Materials: 0.2%
1,260,000	#	Air Liquide Finance SA, 1.375%, 09/27/19	$1,261,790	0.2

		Communications: 1.3%
2,530,000		Comcast Corp., 5.700%, 05/15/18	2,709,015	0.5
4,485,000	#	NBCUniversal Enterprise, Inc., 1.662%, 04/15/18	4,512,444	0.8
			7,221,459	1.3

		Consumer, Cyclical: 2.0%
4,350,000	#	American Honda Finance Corp., 1.600%, 02/16/18	4,378,327	0.8
1,850,000	#	BMW US Capital LLC, 1.500%, 04/11/19	1,854,397	0.3
290,000		Lowe's Cos, Inc., 1.150%, 04/15/19	289,740	0.0
530,000	#	Nissan Motor Acceptance Corp., 1.550%, 09/13/19	529,238	0.1
960,000	#	Nissan Motor Acceptance Corp., 2.000%, 03/08/19	969,066	0.2
885,000		PACCAR Financial Corp., 1.300%, 05/10/19	885,589	0.1
2,900,000		Toyota Motor Credit Corp., 1.550%, 07/13/18	2,916,350	0.5
			11,822,707	2.0

		Consumer, Non-cyclical: 5.8%
6,320,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	6,386,252	1.1
2,000,000	#	BAT International Finance PLC, 1.850%, 06/15/18	2,018,086	0.4
5,700,000		Gilead Sciences, Inc., 1.850%, 09/04/18	5,760,294	1.0
4,835,000		Medtronic, Inc., 1.375%, 04/01/18	4,850,970	0.8
2,900,000		Merck & Co., Inc., 1.100%, 01/31/18	2,903,512	0.5
4,250,000		Pfizer, Inc., 1.500%, 06/15/18	4,276,231	0.7
795,000	#	Roche Holdings, Inc., 2.250%, 09/30/19	816,152	0.2
6,280,000		Sanofi, 1.250%, 04/10/18	6,293,741	1.1
			33,305,238	5.8

		Energy: 0.7%
2,880,000	#	Schlumberger Holdings Corp., 1.900%, 12/21/17	2,898,691	0.5
1,115,000		Shell International Finance BV, 1.375%, 09/12/19	1,112,095	0.2
			4,010,786	0.7

		Financial: 12.3%
5,700,000	#	AIG Global Funding, 1.650%, 12/15/17	5,724,265	1.0
4,250,000		Bank of America NA, 2.050%, 12/07/18	4,307,668	0.8
5,000,000		Bank of Montreal, 1.400%, 04/10/18	5,007,620	0.9
5,800,000		Bank of New York Mellon Corp., 1.350%, 03/06/18	5,816,988	1.0
2,850,000		Bank of Nova Scotia, 2.050%, 06/05/19	2,890,530	0.5
2,500,000		Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	2,508,852	0.4
5,700,000		Branch Banking & Trust Co., 2.300%, 10/15/18	5,798,376	1.0
3,000,000	#	Commonwealth Bank of Australia, 1.375%, 09/06/18	2,997,495	0.5
2,000,000	#	Danske Bank A/S, 1.650%, 09/06/19	1,998,090	0.4
1,110,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/19	1,109,785	0.2
2,900,000		HSBC USA, Inc., 1.625%, 01/16/18	2,902,062	0.5
8,050,000		JPMorgan Chase & Co., 2.350%, 01/28/19	8,186,439	1.4
325,000		KeyBank NA/Cleveland OH, 1.600%, 08/22/19	325,140	0.1
5,700,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18	5,716,570	1.0
1,970,000	#	Pricoa Global Funding I, 1.450%, 09/13/19	1,964,776	0.3
630,000	#	Principal Life Global Funding II, 1.500%, 04/18/19	629,422	0.1
2,000,000		Skandinaviska Enskilda Banken AB, 1.500%, 09/13/19	1,990,642	0.3
2,500,000		Toronto-Dominion Bank, 1.950%, 01/22/19	2,529,580	0.4
5,700,000		US Bancorp, 1.950%, 11/15/18	5,773,889	1.0
1,700,000		Wells Fargo & Co., 2.150%, 01/15/19	1,721,575	0.3
1,255,000		Westpac Banking Corp., 1.600%, 08/19/19	1,255,216	0.2
			71,154,980	12.3

		Industrial: 0.6%
1,435,000		Caterpillar Financial Services Corp., 1.350%, 05/18/19	1,434,036	0.3
1,935,000	#	Siemens Financieringsmaatschappij NV, 1.450%, 05/25/18	1,942,012	0.3
			3,376,048	0.6

		Technology: 1.1%
5,050,000		Apple, Inc., 1.700%, 02/22/19	5,108,742	0.9
1,400,000		Microsoft Corp., 1.100%, 08/08/19	1,396,014	0.2
			6,504,756	1.1

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: 0.7%
	3,700,000	Duke Energy Carolinas LLC, 7.000%, 11/15/18	$4,141,391	0.7

		Total Corporate Bonds/Notes
		(Cost $142,228,043)	142,799,155	24.7

FOREIGN GOVERNMENT BONDS: 2.0%
EUR	605,900	Hellenic Republic Government Bond, 26.070%, 10/15/42	1,702	0.0
	2,500,000	Israel Government AID Bond, 5.500%, 04/26/24	3,157,367	0.5
EUR	878,877	# Italy Buoni Poliennali Del Tesoro, 1.250%, 09/15/32	1,080,620	0.2
EUR	960,260	Italy Buoni Poliennali Del Tesoro, 2.550%, 09/15/41	1,458,152	0.2
NZD	1,236,000	New Zealand Government Bond, 2.500%, 09/20/35	1,017,579	0.2
NZD	5,684,000	New Zealand Government Bond, 3.000%, 09/20/30	4,967,492	0.9

		Total Foreign Government Bonds
		(Cost $11,118,052)	11,682,912	2.0

U.S. TREASURY OBLIGATIONS: 52.9%
		Treasury Inflation Indexed Protected Securities: 52.9%
	16,656,640	0.125%, due 04/15/18	16,844,210	2.9
	4,539,340	0.125%, due 04/15/19	4,618,515	0.8
	16,474,820	0.125%, due 07/15/26	20,308,956	3.5
	1,031,250	0.250%, due 01/15/25	1,052,278	0.2
	8,483,477	0.375%, due 07/15/25	8,778,117	1.5
	12,060,184	0.625%, due 01/15/26	12,707,780	2.2
	2,523,698	0.625%, due 02/15/43	2,548,385	0.4
	20,756,531	0.750%, due 02/15/42	21,529,379	3.7
	4,338,135	0.750%, due 02/15/45	4,502,637	0.8
	2,737,123	1.000%, due 02/15/46	2,271,349	0.4
	2,560,749	1.375%, due 02/15/44	3,057,055	0.5
	25,700,790	1.750%, due 01/15/28	30,162,370	5.2
	18,429,544	2.000%, due 01/15/26	21,692,274	3.8
	11,408,128	2.125%, due 02/15/40	15,260,562	2.6
	21,604,947	2.125%, due 02/15/41	29,172,533	5.1
	14,434,556	2.375%, due 01/15/25	17,233,244	3.0
	18,558,202	2.375%, due 01/15/27	22,810,183	3.9
	7,408,819	2.500%, due 01/15/29	9,433,323	1.6
	4,114,732	3.375%, due 04/15/32	6,059,140	1.1
	19,052,047	3.625%, due 04/15/28	26,377,921	4.6
	20,373,864	3.875%, due 04/15/29	29,442,658	5.1

		Total U.S. Treasury Obligations
		(Cost $296,550,360)	305,862,869	52.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.8%
		Federal Home Loan Bank: 4.2%
	17,000,000	1.000%, due 09/26/19	16,989,188	2.9
	6,955,000	2.875%, due 09/13/24	7,549,270	1.3
			24,538,458	4.2

		Federal Home Loan Mortgage Corporation: 4.1%##
	8,270,000	1.250%, due 10/02/19	8,331,397	1.4
	1,515,000	1.375%, due 05/01/20	1,532,242	0.3
	12,960,000	2.375%, due 01/13/22	13,657,546	2.4
			23,521,185	4.1

		Federal National Mortgage Association: 5.8%##
	22,885,000	1.750%, due 09/12/19	23,381,238	4.0
	10,140,000	1.875%, due 12/28/20	10,431,079	1.8
			33,812,317	5.8

		Other U.S. Agency Obligations: 1.7%
	9,730,000	1.300%, due 12/14/18	9,818,154	1.7

		Total U.S. Government Agency Obligations
		(Cost $89,878,335)	91,690,114	15.8

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.5%
		Exchange-Traded Options: 0.0%
414	@	U.S. Treasury 10-Year Note, Strike @ 128.500, Exp. 11/25/16	71,158	0.0

		Options on Currencies: 0.2%
11,515,000	@	Call USD vs. Put CAD, Strike @ 1.315, Exp. 11/03/16 Counterparty: Barclays Bank PLC	109,441	0.0
11,515,000	@	Call USD vs. Put CAD, Strike @ 1.420, Exp. 11/03/16 Counterparty: Barclays Bank PLC	2,048	0.0
17,190,000	@	Call USD vs. Put JPY, Strike @ 103.000, Exp. 10/20/16 Counterparty: Citigroup, Inc.	59,767	0.0
11,515,000	@	Call USD vs. Put MXN, Strike @ 18.290, Exp. 11/03/16 Counterparty: Barclays Bank PLC	716,824	0.2
11,515,000	@	Call USD vs. Put MXN, Strike @ 19.870, Exp. 11/03/16 Counterparty: Barclays Bank PLC	134,791	0.0
5,630,000	@	Put CHF vs. Call NOK, Strike @ 8.200, Exp. 02/17/17 Counterparty: UBS AG	97,316	0.0
5,630,000	@	Put CHF vs. Call NOK, Strike @ 8.000, Exp. 02/14/17 Counterparty: UBS AG	47,727	0.0
10,140,000	@	Put EUR vs. Call USD, Strike @ 1.088, Exp. 11/03/16 Counterparty: BNP Paribas Bank	12,229	0.0
10,140,000	@	Put EUR vs. Call USD, Strike @ 1.020, Exp. 11/03/16 Counterparty: BNP Paribas Bank	332	0.0

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
		Options on Currencies: (continued)
4,460,000	@	Put GBP vs. Call USD, Exp. 12/23/16 Counterparty: HSBC Bank PLC	$44,193	0.0
			1,224,668	0.2

		Options on Inflation Rate Caps: –%
7,240,000	@	Inflation Rate Cap on US CPI Urban Consumers NSA (CPURNSA), Portfolio receives maximum of CPURNSA minus 2.000% or $0, Exp. 11/10/16 Counterparty: Deutsche Bank AG	–	–
18,080,000	@	Inflation Rate Cap on US CPI Urban Consumers NSA (CPURNSA), Portfolio receives maximum of CPURNSA minus 2.000% or $0, Exp. 11/06/16 Counterparty: Deutsche Bank AG	–	–
			–	–

		OTC Interest Rate Swaptions: 0.3%
3,400,000	@	Receive a fixed rate equal to 2.680% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 01/12/21 Counterparty: Deutsche Bank AG	779,069	0.1
3,400,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.680%, Exp. 01/12/21 Counterparty: Deutsche Bank AG	220,788	0.1
5,000,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.000%, Exp. 11/21/17 Counterparty: Barclays Bank PLC	5,038	0.0
10,100,000	@	Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	371,125	0.1
			1,376,020	0.3

	Total Purchased Options
	(Cost $3,800,191)		2,671,846	0.5

	Total Long-Term Investments
	(Cost $543,574,981)		554,706,896	95.9

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
	Mutual Funds: 4.4%
25,231,365	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336%
	(Cost $25,231,365)	25,231,365	4.4

	Total Short-Term Investments
	(Cost $25,231,365)	25,231,365	4.4

	Total Investments in Securities (Cost $568,806,346)	$579,938,261	100.3
	Liabilities in Excess of Other Assets	(1,686,155)	(0.3)
	Net Assets	$578,252,106	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.

EUR	EU Euro
NZD	New Zealand Dollar

Cost for federal income tax purposes is $569,979,105.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$13,979,547
Gross Unrealized Depreciation	(4,020,391)

Net Unrealized Appreciation	$9,959,156

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Purchased Options	$71,158	$2,600,688	$–	$2,671,846
Corporate Bonds/Notes	–	142,799,155	–	142,799,155
U.S. Treasury Obligations	–	305,862,869	–	305,862,869
U.S. Government Agency Obligations	–	91,690,114	–	91,690,114
Short-Term Investments	25,231,365	–	–	25,231,365
Foreign Government Bonds	–	11,682,912	–	11,682,912
Total Investments, at fair value	$25,302,523	$554,635,738	$–	$579,938,261
Other Financial Instruments+
Centrally Cleared Swaps	–	153,704	–	153,704
Forward Foreign Currency Contracts	–	26,499	–	26,499
Futures	637,592	–	–	637,592
OTC Swaps	–	2,311,746	–	2,311,746
Total Assets	$25,940,115	$557,127,687	$–	$583,067,802
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(12,910)	$–	$(12,910)
Forward Foreign Currency Contracts	–	(137,644)	–	(137,644)
Futures	(277,478)	–	–	(277,478)
OTC Swaps	–	(696,256)	–	(696,256)
Written Options	–	(1,172,056)	–	(1,172,056)
Total Liabilities	$(277,478)	$(2,018,866)	$–	$(2,296,344)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2016, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

BNP Paribas Bank	EU Euro	7,931,000	Buy	10/05/16	8,936,357	8,909,761	$(26,596)
							$(26,596)

Barclays Bank PLC	Japanese Yen	881,500	Sell	11/04/16	8,679	8,704	$(25)
BNP Paribas Bank	EU Euro	45,000	Sell	10/05/16	50,645	50,553	92
Citigroup, Inc.	Japanese Yen	110,000	Sell	10/05/16	1,092	1,085	7
The Commonwealth Bank of Australia	New Zealand Dollar	6,540,000	Sell	10/05/16	4,730,945	4,761,910	(30,965)
The Royal Bank of Scotland PLC	New Zealand Dollar	1,525,000	Sell	10/05/16	1,135,748	1,110,384	25,364
The Royal Bank of Scotland PLC	Japanese Yen	1,653,000	Sell	10/05/16	16,020	16,302	(282)
The Royal Bank of Scotland PLC	British Pound	68,000	Sell	10/05/16	89,175	88,139	1,036
The Royal Bank of Scotland PLC	EU Euro	10,132,000	Sell	10/05/16	11,302,611	11,382,386	(79,776)
							$(84,549)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

At September 30, 2016, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	240	12/18/17	$59,361,000	$(60,386)
90-Day Eurodollar	339	09/17/18	83,775,375	(21,564)
U.S. Treasury 10-Year Note	830	12/20/16	108,833,750	160,549
U.S. Treasury 5-Year Note	974	12/30/16	118,356,224	217,638
			$370,326,349	$296,237
Short Contracts
90-Day Eurodollar	(240)	12/17/18	(59,283,000)	62,787
Euro-Bobl 5-Year	(14)	12/08/16	(2,077,377)	(7,236)
Euro-Bund	(30)	12/08/16	(5,584,201)	(31,968)
Long-Term Euro-BTP	(31)	12/08/16	(4,982,970)	10,939
U.S. Treasury 2-Year Note	(812)	12/30/16	(177,396,633)	(107,877)
U.S. Treasury Long Bond	(48)	12/20/16	(8,071,500)	11,183
U.S. Treasury Ultra 10-Year Note	(117)	12/20/16	(16,866,281)	(48,447)
U.S. Treasury Ultra Long Bond	(55)	12/20/16	(10,113,125)	174,496
			$(284,375,087)	$63,877

At September 30, 2016, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.019% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/30/18	USD	58,700,000	$(11,944)	$(12,910)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.130%	Chicago Mercantile Exchange	02/28/21	USD	22,360,000	39,695	39,301
Receive a floating rate based on the 1-day Overnight Fed Funds Effective Rate and pay a fixed rate equal to 0.780%	Chicago Mercantile Exchange	02/28/21	USD	6,610,000	3,788	3,671
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.131%	Chicago Mercantile Exchange	08/15/23	USD	8,410,000	10,384	10,229
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.716%	Chicago Mercantile Exchange	02/15/36	USD	3,487,000	30,378	30,301
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.804%	Chicago Mercantile Exchange	08/19/46	USD	2,083,000	14,981	14,929
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.728%	Chicago Mercantile Exchange	08/31/46	USD	2,200,000	55,328	55,273
					$142,610	$140,794

At September 30, 2016, the following over-the-counter inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.680% Counterparty: Barclays Bank PLC	04/15/17	USD	26,000,000	$121,671	$–	$121,671
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.630% Counterparty: Barclays Bank PLC	09/13/17	USD	11,210,000	(24,441)	–	(24,441)
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 2.066% Counterparty: Barclays Bank PLC	03/10/18	USD	20,575,000	(671,815)	–	(671,815)
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.650% Counterparty: Barclays Bank PLC	04/15/18	USD	44,000,000	266,093	–	266,093
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.585% Counterparty: Barclays Bank PLC	09/13/18	USD	11,210,000	40,163	–	40,163

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.518% Counterparty: Barclays Bank PLC	12/11/19	USD	15,000,000	$96,073	$–	$96,073
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.375% Counterparty: Barclays Bank PLC	01/15/20	USD	16,000,000	202,597	–	202,597
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.616% Counterparty: Barclays Bank PLC	04/15/20	USD	7,000,000	55,686	–	55,686
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.436% Counterparty: Barclays Bank PLC	01/15/21	USD	28,000,000	353,692	–	353,692
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.627% Counterparty: Citigroup, Inc.	04/15/19	USD	8,500,000	59,369	–	59,369
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.623% Counterparty: Citigroup, Inc.	09/22/21	USD	8,000,000	43,359	–	43,359
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.649% Counterparty: Citigroup, Inc.	12/11/21	USD	13,000,000	27,741	–	27,741
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.515% Counterparty: Citigroup, Inc.	01/15/22	USD	34,000,000	369,547	–	369,547
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.560% Counterparty: Citigroup, Inc.	01/15/23	USD	37,000,000	393,255	–	393,255
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.660% Counterparty: Citigroup, Inc.	09/22/23	USD	12,500,000	80,910	–	80,910
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.689% Counterparty: Citigroup, Inc.	09/22/24	USD	26,000,000	201,590	–	201,590
				$1,615,490	$–	$1,615,490

At September 30, 2016, the following over-the-counter written inflation rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Reference Entity	Counterparty	Exercise Inflation Rate	Description	Termination Date	Notional Amount		Premiums Received	Fair Value
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index (HICPx)	Deutsche Bank AG	2.500%	Maximum of HICPx for January 2022 divided by HICPx for January 2012 minus 2.500% or $0. Portfolio receives premium and payment at expiration.	04/26/22	EUR	3,140,000	$217,411	$(783)
							$217,411	$(783)

At September 30, 2016, the following over-the-counter written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
20,280,000	BNP Paribas Bank	Put EUR vs. Call USD	1.055	EUR	11/03/16	$191,174	$(3,985)
4,460,000	HSBC Bank PLC	Call GBP vs. Put USD	1.348	GBP	12/23/16	36,033	(31,474)
23,030,000	Barclays Bank PLC	Call USD vs. Put CAD	1.365	USD	11/03/16	212,504	(33,250)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
17,190,000	Citigroup, Inc.	Call USD vs. Put JPY	104.500	USD	10/20/16	$77,355	$(18,952)
23,030,000	Barclays Bank PLC	Call USD vs. Put MXN	19.000	USD	11/03/16	402,808	(766,040)
		Total Written OTC Options				$919,874	$(853,701)

At September 30, 2016, the following over-the-counter written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	6-month EUR-EURIBOR-Reuters	Pay	4.500%	06/08/22	EUR	10,100,000	$475,559	$(58,440)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.900%	06/07/18	USD	41,800,000	177,271	(89,312)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.100%	01/12/17	USD	26,000,000	242,614	(4,042)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	0.900%	06/07/18	USD	41,800,000	207,317	(165,778)
				Total Written Swaptions				$1,102,761	$(317,572)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Purchased options	$1,224,668
Interest rate contracts	Purchased options	1,447,178
Foreign exchange contracts	Forward foreign currency contracts	26,499
Interest rate contracts	Futures contracts	637,592
Interest rate contracts	Interest rate swaps	153,704
Interest rate contracts	Inflation-linked swaps	2,311,746
Total Asset Derivatives		$5,801,387

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$137,644
Interest rate contracts	Futures contracts	277,478
Interest rate contracts	Interest rate swaps	12,910
Interest rate contracts	Inflation-linked swaps	696,256
Foreign exchange contracts	Written options	853,701
Interest rate contracts	Written options	318,355
Total Liability Derivatives		$2,296,344

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2016:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	HSBC Bank PLC	The Commonwealth Bank of Australia	The Royal Bank of Scotland PLC	UBS AG	Totals
Assets:
Purchased options	$968,142	$12,561	$59,767	$1,370,982	$44,193	$-	$-	$145,043	$2,600,688
Forward foreign currency contracts	-	92	7	-	-	-	26,400	-	26,499
Inflation-linked swaps	1,135,975	-	1,175,771	-	-	-	-	-	2,311,746
Total Assets	$2,104,117	$12,653	$1,235,545	$1,370,982	$44,193	$-	$26,400	$145,043	$4,938,933

Liabilities:
Forward foreign currency contracts	$25	$26,596	$-	$-	$-	$30,965	$80,058	$-	$137,644
Inflation-linked swaps	696,256	-	-	-	-	-	-	-	696,256
Written options	799,290	3,985	18,952	318,355	31,474	-	-	-	1,172,056
Total Liabilities	$1,495,571	$30,581	$18,952	$318,355	$31,474	$30,965	$80,058	$-	$2,005,956

Net OTC derivative instruments by counterparty, at fair value	$608,546	$(17,928)	$1,216,593	$1,052,627	$12,719	$(30,965)	$(53,658)	$145,043	$2,932,977

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$(570,000)	$(1,052,627)	$-	$-	$-	$-	$(1,622,627)

Net Exposure(1)(2)	$608,546	$(17,928)	$646,593	$-	$12,719	$(30,965)	$(53,658)	$145,043	$1,310,350

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

(2) At September 30, 2016, Deutsche Bank AG had pledged $1,320,000 in cash collateral to the Portfolio. Excess cash collateral is not shown for financial reporting purposes.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Australia: 6.3%
645,936		Goodman Group	$3,620,272	1.0
926,399		GPT Group	3,607,452	1.0
2,702,162		Mirvac Group	4,658,523	1.3
1,746,727		Scentre Group	6,306,019	1.8
655,611		Vicinity Centres	1,598,883	0.5
335,414		Westfield Corp.	2,509,770	0.7
			22,300,919	6.3

		France: 7.3%
35,430		Gecina S.A.	5,583,428	1.6
18,348		Icade	1,431,665	0.4
206,276		Klepierre	9,468,729	2.7
34,085		Unibail-Rodamco SE	9,190,485	2.6
			25,674,307	7.3

		Germany: 2.6%
29,608		Deutsche Wohnen AG	1,077,384	0.3
78,574		LEG Immobilien AG	7,532,022	2.1
18,564		Vonovia SE	703,750	0.2
			9,313,156	2.6

		Hong Kong: 6.9%
561,500		Cheung Kong Property Holdings Ltd.	4,130,313	1.2
121,000		Henderson Land Development Co., Ltd.	721,979	0.2
777,500		Link REIT	5,739,579	1.6
777,100		Sun Hung Kai Properties Ltd.	11,814,063	3.3
287,000		Wharf Holdings Ltd.	2,105,596	0.6
			24,511,530	6.9

		Japan: 12.2%
24,300		Daito Trust Construction Co., Ltd.	3,886,532	1.1
1,297		GLP J-Reit	1,727,266	0.5
1,696		Invincible Investment Corp.	949,037	0.3
52		Japan Real Estate Investment Corp.	310,956	0.1
2,196		Japan Retail Fund Investment Corp.	5,416,147	1.5
574		Kenedix Office Investment Corp.	3,528,857	1.0
249,319		Mitsubishi Estate Co., Ltd.	4,678,863	1.3
350,682		Mitsui Fudosan Co., Ltd.	7,460,554	2.1
1,712		Mori Hills REIT Investment Corp.	2,562,432	0.7
2,245		Nippon Prologis REIT, Inc.	5,678,162	1.6
52		Nippon Building Fund, Inc.	329,464	0.1
1,876		Orix JREIT, Inc.	3,294,325	0.9
136,000		Sumitomo Realty & Development Co., Ltd.	3,525,231	1.0
			43,347,826	12.2

		Netherlands: 1.0%
45,922		Eurocommercial Properties NV	2,073,630	0.6
306,320		NSI NV	1,265,734	0.4
			3,339,364	1.0

		Singapore: 0.7%
912,700		Ascendas Real Estate Investment Trust	1,689,850	0.5
744,413		Mapletree Commercial Trust	873,404	0.2
			2,563,254	0.7

		Spain: 0.2%
59,137		Hispania Activos Inmobiliarios SOCIMI SA	793,221	0.2

		Sweden: 0.5%
106,027	@	Hufvudstaden AB	1,837,089	0.5

		United Kingdom: 4.0%
19,947		Derwent London PLC	672,334	0.2
165,941		Great Portland Estates PLC	1,360,809	0.4
300,149		Hammerson PLC	2,284,349	0.6
584,923		Land Securities Group PLC	8,015,591	2.3
215,602		Safestore Holdings PLC	1,073,900	0.3
139,835		Segro PLC	821,537	0.2
			14,228,520	4.0

		United States: 55.6%
32,100		Alexandria Real Estate Equities, Inc.	3,491,517	1.0
63,000		American Homes 4 Rent	1,363,320	0.4
45,725		AvalonBay Communities, Inc.	8,131,734	2.3
78,500		Brixmor Property Group, Inc.	2,181,515	0.6
86,030		CubeSmart	2,345,178	0.7
77,225		DCT Industrial Trust, Inc.	3,749,274	1.1
290,700		DDR Corp.	5,066,901	1.4
72,461	L	Digital Realty Trust, Inc.	7,037,412	2.0
117,200		Duke Realty Corp.	3,203,076	0.9
144,500		Equity Residential	9,295,685	2.6
138,300		Gaming and Leisure Properties, Inc.	4,626,135	1.3
368,982		General Growth Properties, Inc.	10,183,903	2.9
99,800		HCP, Inc.	3,787,410	1.1
93,400		Healthcare Realty Trust, Inc.	3,181,204	0.9
96,491		Healthcare Trust of America, Inc.	3,147,537	0.9
47,720		Highwoods Properties, Inc.	2,487,166	0.7
249,721		Host Hotels & Resorts, Inc.	3,888,156	1.1
66,300		Kilroy Realty Corp.	4,597,905	1.3
314,100		Kimco Realty Corp.	9,093,195	2.6
73,327		MGM Growth Properties LLC	1,911,635	0.5
128,600		Paramount Group, Inc.	2,107,754	0.6

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
85,729	Pebblebrook Hotel Trust	$2,280,391	0.6
188,697	ProLogis, Inc.	10,102,837	2.8
35,544	Public Storage, Inc.	7,931,288	2.2
37,000	QTS Realty Trust, Inc.	1,955,450	0.6
65,400	Regency Centers Corp.	5,067,846	1.4
85,271	Simon Property Group, Inc.	17,651,950	5.0
73,700	SL Green Realty Corp.	7,966,970	2.2
473,302	Spirit Realty Capital, Inc.	6,309,116	1.8
67,600	Sun Communities, Inc.	5,305,248	1.5
188,538	Sunstone Hotel Investors, Inc.	2,411,401	0.7
160,975	UDR, Inc.	5,793,490	1.6
732,200	VEREIT, Inc.	7,592,914	2.1
89,531	Vornado Realty Trust	9,061,433	2.6
173,100	Welltower, Inc.	12,942,687	3.6
		197,250,633	55.6

	Total Common Stock (Cost $247,415,431)	345,159,819	97.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Securities Lending Collateralcc: 1.3%
1,069,091	Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $1,069,132, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $1,090,516, due 02/01/21-08/01/46)	1,069,091	0.3
1,069,091	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $1,069,138, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,090,473, due 11/01/16-07/20/66)	1,069,091	0.3
1,069,091	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $1,069,137, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,090,473, due 10/13/16-09/09/49)	1,069,091	0.3
225,004	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $225,013, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $229,504, due 03/01/26-09/01/46)	225,004	0.1
1,069,100	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $1,069,153, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $1,090,533, due 04/15/18-09/09/49)	1,069,100	0.3
		4,501,377	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
5,019,522	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336%
	(Cost $5,019,522)	5,019,522	1.4

	Total Short-Term Investments (Cost $9,520,899)	9,520,899	2.7

	Total Investments in Securities (Cost $256,936,330)	$354,680,718	100.0
	Assets in Excess of Other Liabilities	169,688	0.0
	Net Assets	$354,850,406	100.0

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $274,283,776.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$95,900,414
Gross Unrealized Depreciation	(15,503,472)

Net Unrealized Appreciation	$80,396,942

REIT Diversification	Percentage of Net Assets
REITS - Diversified	21.2%
REITS - Shopping Centers	13.3
Real Estate Operation/Development	9.9
REITS - Office Property	9.8
REITS - Regional Malls	7.9
REITS - Apartments	7.2
REITS - Warehouse/Industrial	6.6
REITS - Health Care	6.5
Real Estate Management/Services	3.6
REITS - Hotels	2.9
REITS - Storage	2.9
REITS - Single Tenant	1.8
REITS - Manufactured Homes	1.5
Casino Services	1.3
Diversified Ops	0.6
Storage/Warehousing	0.3
Assets in Excess of Other Liabilities*	2.7
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$22,300,919	$–	$22,300,919
France	–	25,674,307	–	25,674,307
Germany	–	9,313,156	–	9,313,156
Hong Kong	–	24,511,530	–	24,511,530
Japan	–	43,347,826	–	43,347,826
Netherlands	–	3,339,364	–	3,339,364
Singapore	873,404	1,689,850	–	2,563,254
Spain	–	793,221	–	793,221
Sweden	–	1,837,089	–	1,837,089
United Kingdom	–	14,228,520	–	14,228,520
United States	197,250,633	–	–	197,250,633
Total Common Stock	198,124,037	147,035,782	–	345,159,819
Short-Term Investments	5,019,522	4,501,377	–	9,520,899
Total Investments, at fair value	$203,143,559	$151,537,159	$–	$354,680,718

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Casino Services: 1.8%
358,200		Gaming and Leisure Properties, Inc.	$11,981,790	1.8

		REITS - Apartments: 11.4%
248,500		American Homes 4 Rent	5,377,540	0.8
147,752		AvalonBay Communities, Inc.	26,276,216	3.9
395,171		Equity Residential	25,421,351	3.8
26,392		Essex Property Trust, Inc.	5,877,498	0.9
364,503		UDR, Inc.	13,118,463	2.0
			76,071,068	11.4

		REITS - Diversified: 11.5%
223,657	L	Digital Realty Trust, Inc.	21,721,568	3.2
342,900		Duke Realty Corp.	9,371,457	1.4
228,800		Liberty Property Trust	9,232,080	1.4
404,000		STORE Capital Corp.	11,905,880	1.8
241,813		Vornado Realty Trust	24,473,894	3.7
			76,704,879	11.5

		REITS - Health Care: 11.9%
329,200		HCP, Inc.	12,493,140	1.8
272,845		Healthcare Realty Trust, Inc.	9,293,101	1.4
303,557		Healthcare Trust of America, Inc.	9,902,029	1.5
319,500		Senior Housing Properties Trust	7,255,845	1.1
115,100		Ventas, Inc.	8,129,513	1.2
435,700		Welltower, Inc.	32,577,289	4.9
			79,650,917	11.9

		REITS - Hotels: 4.6%
853,368		Host Hotels & Resorts, Inc.	13,286,940	2.0
170,864		MGM Growth Properties LLC	4,454,424	0.7
182,000		Pebblebrook Hotel Trust	4,841,200	0.7
644,752		Sunstone Hotel Investors, Inc.	8,246,378	1.2
			30,828,942	4.6

		REITS - Manufactured Homes: 2.0%
174,151		Sun Communities, Inc.	13,667,370	2.0

		REITS - Office Property: 13.5%
86,000		Alexandria Real Estate Equities, Inc.	9,354,220	1.4
145,856		Boston Properties, Inc.	19,878,714	3.0
115,647		Highwoods Properties, Inc.	6,027,522	0.9
176,500		Kilroy Realty Corp.	12,240,275	1.8
360,200		Paramount Group, Inc.	5,903,678	0.9
181,774		SL Green Realty Corp.	19,649,769	2.9
1,692,094		VEREIT, Inc.	17,547,015	2.6
			90,601,193	13.5

		REITS - Regional Malls: 13.6%
901,850		General Growth Properties, Inc.	24,891,060	3.7
171,500		Pennsylvania Real Estate Investment Trust	3,949,645	0.6
290,105		Simon Property Group, Inc.	60,054,636	9.0
162,700		Washington Prime Group, Inc.	2,014,226	0.3
			90,909,567	13.6

		REITS - Shopping Centers: 9.9%
306,300		Brixmor Property Group, Inc.	8,512,077	1.2
645,800		DDR Corp.	11,256,294	1.7
578,478		Kimco Realty Corp.	16,746,938	2.5
322,211		Ramco-Gershenson Properties	6,038,234	0.9
170,800		Regency Centers Corp.	13,235,292	2.0
270,200		Weingarten Realty Investors	10,532,396	1.6
			66,321,231	9.9

		REITS - Single Tenant: 2.0%
993,500		Spirit Realty Capital, Inc.	13,243,355	2.0

		REITS - Storage: 6.6%
407,900		CubeSmart	11,119,354	1.6
61,500		Life Storage, Inc.	5,469,810	0.8
124,869		Public Storage, Inc.	27,863,269	4.2
			44,452,433	6.6

		REITS - Warehouse/Industrial: 7.0%
162,850		DCT Industrial Trust, Inc.	7,906,367	1.2
523,384		ProLogis, Inc.	28,021,979	4.2
200,030		QTS Realty Trust, Inc.	10,571,586	1.6
			46,499,932	7.0

		Web Hosting/Design: 2.8%
51,894		Equinix, Inc.	18,694,814	2.8

	Total Common Stock (Cost $569,055,205)		659,627,491	98.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Securities Lending Collateralcc: 1.2%
1,875,356	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $1,875,439, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,912,863, due 11/01/16-07/20/66)	1,875,356	0.3

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,875,356	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $1,875,436, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,912,863, due 10/13/16-09/09/49)	$1,875,356	0.3
394,663	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $394,679, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $402,556, due 03/01/26-09/01/46)	394,663	0.0
1,875,356	Nomura Securities, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $1,875,436, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,912,863, due 04/15/17-02/20/63)	1,875,356	0.3
1,875,400	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $1,875,492, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $1,912,998, due 04/15/18-09/09/49)	1,875,400	0.3
		7,896,131	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
4,788,071	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336%
	(Cost $4,788,071)	4,788,071	0.7

	Total Short-Term Investments (Cost $12,684,202)	12,684,202	1.9

	Total Investments in Securities (Cost $581,739,407)	$672,311,693	100.5
	Liabilities in Excess of Other Assets	(3,666,698)	(0.5)
	Net Assets	$668,644,995	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $584,042,027.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$98,555,479
Gross Unrealized Depreciation	(10,285,813)

Net Unrealized Appreciation	$88,269,666

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$659,627,491	$–	$–	$659,627,491
Short-Term Investments	4,788,071	7,896,131	–	12,684,202
Total Investments, at fair value	$664,415,562	$7,896,131	$–	$672,311,693

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Consumer Discretionary: 14.5%
2,900	@	Autozone, Inc.	$2,228,186	0.3
9,500	@	Buffalo Wild Wings, Inc.	1,337,030	0.2
31,500		Darden Restaurants, Inc.	1,931,580	0.2
37,700	@	Deckers Outdoor Corp.	2,245,035	0.3
51,747		Delphi Automotive PLC	3,690,596	0.4
4,100	L	DeVry, Inc.	94,546	0.0
28,100		Dick's Sporting Goods, Inc.	1,593,832	0.2
72,600		DineEquity, Inc.	5,749,194	0.7
300	@	Discovery Communications, Inc. - Class A	8,076	0.0
27,073	@	Dollar Tree, Inc.	2,136,872	0.2
17,100		Ethan Allen Interiors, Inc.	534,717	0.1
11,900		Extended Stay America, Inc.	168,980	0.0
82,480		Foot Locker, Inc.	5,585,546	0.6
244,766		Gentex Corp.	4,298,091	0.5
134,302	@	G-III Apparel Group Ltd.	3,914,903	0.5
82,000		GNC Holdings, Inc.	1,674,440	0.2
35,594		Harman International Industries, Inc.	3,005,913	0.3
237,265	@	Houghton Mifflin Harcourt Co.	3,181,724	0.4
18,800		HSN, Inc.	748,240	0.1
249,073		Interpublic Group of Cos., Inc.	5,566,781	0.6
63,800		Interval Leisure Group, Inc.	1,095,446	0.1
45,620	@	iRobot Corp.	2,006,368	0.2
15,760		Johnson Controls International plc	733,313	0.1
9,188		Jubilant Foodworks Ltd.	133,418	0.0
41,900	@	Kate Spade & Co.	717,747	0.1
64,857		Las Vegas Sands Corp.	3,731,872	0.4
136,100		Lennar Corp. - Class A	5,762,474	0.7
11,400	@	Liberty Interactive Corp. QVC Group	228,114	0.0
103,100	L	Lions Gate Entertainment Corp.	2,060,969	0.2
64,000	@	LKQ Corp.	2,269,440	0.3
1,900	#,@	Maisons du Monde SA	53,658	0.0
4,000	@	Mohawk Industries, Inc.	801,360	0.1
6,700		Naspers Ltd.	1,159,589	0.2
48,000	@	New Oriental Education & Technology Group ADR	2,225,280	0.3
91,100		News Corp - Class A	1,273,578	0.1
2,763	@	NVR, Inc.	4,530,961	0.5
16,400		Omnicom Group, Inc.	1,394,000	0.2
2,300		Page Industries Ltd.	522,238	0.1
53,100	@,L	Party City Holdco, Inc.	909,072	0.1
63,729	L	Polaris Industries, Inc.	4,935,174	0.6
343,800		Pulte Group, Inc.	6,889,752	0.8
52,300		PVH Corp.	5,779,150	0.7
10,000		Ralph Lauren Corp.	1,011,400	0.1
19,800		Restaurant Group PLC	98,640	0.0
1,500		Ross Stores, Inc.	96,450	0.0
28,005	@	Select Comfort Corp.	604,908	0.1
30,600	@	ServiceMaster Global Holdings, Inc.	1,030,608	0.1
22,316	@	Tenneco, Inc.	1,300,353	0.1
44,100		Texas Roadhouse, Inc.	1,721,223	0.2
54,700		TJX Cos., Inc.	4,090,466	0.5
174,900	@	Toll Brothers, Inc.	5,222,514	0.6
23,700		VF Corp.	1,328,385	0.2
24,832		Visteon Corp.	1,779,461	0.2
35,700	L	Williams-Sonoma, Inc.	1,823,556	0.2
80,222		Wyndham Worldwide Corp.	5,401,347	0.6
			124,416,566	14.5

		Consumer Staples: 1.1%
9,300	@	Amplify Snack Brands, Inc.	150,660	0.0
1,765		Britannia Industries Ltd.	89,290	0.0
24,333		Bunge Ltd.	1,441,244	0.2
166,397		C&C Group PLC	689,746	0.1
21,863		CVS Health Corp.	1,945,588	0.2
40,732		Dr Pepper Snapple Group, Inc.	3,719,239	0.4
4,446		Ingredion, Inc.	591,585	0.1
6,100	@	TreeHouse Foods, Inc.	531,859	0.1
			9,159,211	1.1

		Energy: 3.8%
10,200		Anadarko Petroleum Corp.	646,272	0.1
57,789		Apache Corp.	3,690,983	0.4
47,419		Baker Hughes, Inc.	2,393,237	0.3
34,566		Cimarex Energy Co.	4,644,633	0.5
55,900	@	Dril-Quip, Inc.	3,115,866	0.4
12,600		Ensco PLC	107,100	0.0
8,500	L	Frank's International N.V.	110,500	0.0
86,500		Halliburton Co.	3,882,120	0.4
9,900		HollyFrontier Corp.	242,550	0.0
25,700		National Oilwell Varco, Inc.	944,218	0.1
56,400	@	Newfield Exploration Co.	2,451,144	0.3
68,400		Oceaneering International, Inc.	1,881,684	0.2
16,900	@	PDC Energy, Inc.	1,133,314	0.1
9,000		SM Energy Co.	347,220	0.0
94,600	@	Southwestern Energy Co.	1,309,264	0.2
179,200		Suncor Energy, Inc.	4,974,629	0.6
31,000		Teekay LNG Partners L.P.	469,030	0.1
27,400		Western Refining, Inc.	725,004	0.1
			33,068,768	3.8

		Financials: 18.2%
47,100		Aflac, Inc.	3,385,077	0.4
18,600		Ameriprise Financial, Inc.	1,855,722	0.2
2,000		Apartment Investment & Management Co.	91,820	0.0
5,600		Ashford Hospitality Prime, Inc.	78,960	0.0

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
6,207		Bajaj Finserv Ltd.	$286,612	0.0
47,244		Beneficial Bancorp, Inc.	694,959	0.1
159,648		Boston Private Financial Holdings, Inc.	2,048,284	0.2
3,600		Brown & Brown, Inc.	135,756	0.0
79,788		BUWOG AG	2,158,443	0.3
48,600		Capital One Financial Corp.	3,490,938	0.4
12,431		Chubb Ltd.	1,561,955	0.2
31,300		CIT Group, Inc.	1,136,190	0.1
74,513		Comerica, Inc.	3,525,955	0.4
85,262		Commerce Bancshares, Inc.	4,200,006	0.5
9,000		CRISIL Ltd.	301,861	0.0
120,500		CVB Financial Corp.	2,122,005	0.3
1,000		Diamond Hill Investment Group, Inc.	184,790	0.0
23,100		Discover Financial Services	1,306,305	0.2
2,400		Douglas Emmett, Inc.	87,912	0.0
3,100	@	E*Trade Financial Corp.	90,272	0.0
307,849	@	Essent Group Ltd.	8,191,862	1.0
149,600		First American Financial Corp.	5,876,288	0.7
5,600		First Citizens BancShares, Inc.	1,645,784	0.2
120,000		First Commonwealth Financial Corp.	1,210,800	0.1
54,000		First Republic Bank	4,163,940	0.5
2,700		FNF Group	99,657	0.0
47,000		Franklin Resources, Inc.	1,671,790	0.2
11,100		Goldcrest Co., Ltd.	182,377	0.0
17,200		Greenhill & Co., Inc.	405,404	0.1
1,264,500		Hibernia REIT plc	1,946,062	0.2
16,096	@	Hilltop Holdings, Inc.	361,516	0.0
188,788		Hiscox Ltd.	2,547,467	0.3
36,617		Housing Development Finance Corp.	768,042	0.1
490,527		Huntington Bancshares, Inc.	4,836,596	0.6
18,000		Hysan Development Co., Ltd.	84,691	0.0
37,800	@	Infrareit Inc.	685,692	0.1
176,700		Invesco Ltd.	5,525,409	0.6
151,900		Investors Bancorp, Inc.	1,824,319	0.2
9,400		KRUK SA	585,057	0.1
168,522		Ladder Capital Corp.	2,231,231	0.3
105,267		Lakeland Financial Corp.	3,728,557	0.4
55,642		Lazard Ltd.	2,023,143	0.2
25,400		Legg Mason, Inc.	850,392	0.1
39,400		M&T Bank Corp.	4,574,340	0.5
10,800		Mack-Cali Realty Corp.	293,976	0.0
68,701		Marsh & McLennan Cos., Inc.	4,620,142	0.5
8,400		Monogram Residential Trust, Inc.	89,376	0.0
17,200		Moody's Corp.	1,862,416	0.2
57,300	@	OneMain Holdings, Inc.	1,773,435	0.2
59,941		Outfront Media, Inc.	1,417,605	0.2
13,200		Post Properties, Inc.	872,916	0.1
7,600		Potlatch Corp.	295,564	0.0
56,897		Primerica, Inc.	3,017,248	0.4
129,900		Principal Financial Group, Inc.	6,691,149	0.8
25,300		Progressive Corp.	796,950	0.1
29,268		Prosperity Bancshares, Inc.	1,606,521	0.2
51,781		Raymond James Financial, Inc.	3,014,172	0.4
53,100		Realogy Holdings Corp.	1,373,166	0.2
248,600		Regions Financial Corp.	2,453,682	0.3
68,735		Reinsurance Group of America, Inc.	7,419,256	0.9
88,799		S&P Global, Inc.	11,238,402	1.3
76,528		Safestore Holdings PLC	381,181	0.1
98,000		Sino Land Co.	174,668	0.0
910,000	@	SLM Corp.	6,797,700	0.8
72,200	@	Stifel Financial Corp.	2,776,090	0.3
101,687		SunTrust Bank	4,453,891	0.5
129,100		Synchrony Financial	3,614,800	0.4
75,700		UMB Financial Corp.	4,500,365	0.5
19,800		Valley National Bancorp.	192,654	0.0
			156,491,563	18.2

		Health Care: 13.9%
87,800		Agilent Technologies, Inc.	4,134,502	0.5
12,000	@	Alere, Inc.	518,880	0.1
15,800	@	Alexion Pharmaceuticals, Inc.	1,936,132	0.2
67,400	@,L	AMAG Pharmaceuticals, Inc.	1,651,974	0.2
5,900		AmerisourceBergen Corp.	476,602	0.1
8,800		Amgen, Inc.	1,467,928	0.2
35,900	@,L	Amsurg Corp.	2,407,095	0.3
19,000		Becton Dickinson & Co.	3,414,870	0.4
13,000	@	BioMarin Pharmaceutical, Inc.	1,202,760	0.1
424,165	@	Boston Scientific Corp.	10,095,127	1.2
65,100		Bruker BioSciences Corp.	1,474,515	0.2
2,200	@	Cambrex Corp.	97,812	0.0
91,598		Cardinal Health, Inc.	7,117,165	0.8
90,000	@	Catalent, Inc.	2,325,600	0.3
22,500	@	Centene Corp.	1,506,600	0.2
1,000	@	Charles River Laboratories International, Inc.	83,340	0.0
5,100	@	Community Health Systems, Inc.	58,854	0.0
12,107		Cooper Cos., Inc.	2,170,301	0.2
74,600	@	DaVita, Inc.	4,928,822	0.6
80,700		Dentsply Sirona, Inc.	4,796,001	0.6
99,000	@	Endo International PLC	1,994,850	0.2
32,810	@	HCA Holdings, Inc.	2,481,420	0.3
22,100		Hill-Rom Holdings, Inc.	1,369,758	0.2
93,200	@	Hologic, Inc.	3,618,956	0.4
59,132	@	Jazz Pharmaceuticals PLC	7,183,355	0.8
34,100	@	Laboratory Corp. of America Holdings	4,688,068	0.5
20,444		McKesson Corp.	3,409,037	0.4
8,600		Medtronic PLC	743,040	0.1

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
54,600		Olympus Corp.	$1,906,706	0.2
8,100	@	Pacira Pharmaceuticals, Inc.	277,182	0.0
5,100	@	Parexel International Corp.	354,195	0.0
15,800		Perrigo Co. PLC	1,458,814	0.2
6,900		Quest Diagnostics, Inc.	583,947	0.1
5,100	@	Quorum Health Corp.	31,977	0.0
2,300	@	Regeneron Pharmaceuticals, Inc.	924,646	0.1
35,681		Resmed, Inc.	2,311,772	0.3
25,700	@,L	Seattle Genetics, Inc.	1,388,057	0.2
99,600		STERIS PLC	7,280,760	0.8
11,200	@	Surgical Care Affiliates, Inc.	546,112	0.1
79,062		Teva Pharmaceutical Industries Ltd. ADR	3,637,643	0.4
37,807		Thermo Fisher Scientific, Inc.	6,013,581	0.7
50,700	@,L	United Therapeutics Corp.	5,986,656	0.7
10,700		Universal Health Services, Inc.	1,318,454	0.1
1,600	@	VCA, Inc.	111,968	0.0
62,200		Zimmer Biomet Holdings, Inc.	8,087,244	0.9
			119,573,078	13.9

		Industrials: 14.0%
63,500		AGCO Corp.	3,131,820	0.4
104,543		Air Lease Corp.	2,987,839	0.3
5,400		Allegiant Travel Co.	713,178	0.1
21,400		Ametek, Inc.	1,022,492	0.1
21,800		AO Smith Corp.	2,153,622	0.2
3,549		ArcBest Corp.	67,502	0.0
5,800		Carlisle Cos., Inc.	594,906	0.1
23,300		CEB, Inc.	1,269,151	0.1
34,300		CH Robinson Worldwide, Inc.	2,416,778	0.3
83,400	@	Colfax Corp.	2,621,262	0.3
7,900	L	Copa Holdings S.A.	694,647	0.1
12,200	@	Copart, Inc.	653,432	0.1
21,000		CSX Corp.	640,500	0.1
1,568		Cummins, Inc.	200,939	0.0
45,208		Curtiss-Wright Corp.	4,118,901	0.5
47,848		Dun & Bradstreet Corp.	6,536,994	0.8
86,502		Emcor Group, Inc.	5,157,249	0.6
15,939	@	Esterline Technologies Corp.	1,212,002	0.1
36,543		FedEx Corp.	6,383,331	0.7
27,700		Flowserve Corp.	1,336,248	0.2
29,100		Herman Miller, Inc.	832,260	0.1
9,900		Hexcel Corp.	438,570	0.0
22,334		HNI, Corp.	888,893	0.1
29,100		Huntington Ingalls Industries, Inc.	4,464,522	0.5
2,146		IDEX Corp.	200,801	0.0
86,603		Ingersoll-Rand PLC - Class A	5,883,808	0.7
76,375	@	Jacobs Engineering Group, Inc.	3,950,115	0.5
5,600		JB Hunt Transport Services, Inc.	454,384	0.1
31,542		KAR Auction Services, Inc.	1,361,353	0.2
109,330		Knoll, Inc.	2,498,190	0.3
22,900		Lennox International, Inc.	3,595,987	0.4
83,003	@,L	Manitowoc Foodservice, Inc.	1,346,309	0.2
3,206		Matthews International Corp.	194,797	0.0
82,500		Misumi Group, Inc.	1,550,398	0.2
72,756		Mueller Industries, Inc.	2,358,750	0.3
4,000		Multi-Color Corp.	264,000	0.0
25,400	@	Old Dominion Freight Line	1,742,694	0.2
8,400		Pentair PLC	539,616	0.1
38,028	@	Quanta Services, Inc.	1,064,404	0.1
200	@	Regal-Beloit Corp.	11,873	0.0
363,623	@	Rexnord Corp.	7,785,168	0.9
900		Rockwell Automation, Inc.	110,106	0.0
45,466		Rockwell Collins, Inc.	3,834,602	0.4
44,749	@	Saia, Inc.	1,340,680	0.2
15,119		Southwest Airlines Co.	587,978	0.1
147,236	@	Spirit Airlines, Inc.	6,261,947	0.7
7,200		Stanley Black & Decker, Inc.	885,456	0.1
60,353	@	Swift Transportation Co.	1,295,779	0.1
1,000	@	Teledyne Technologies, Inc.	107,930	0.0
175,342		Textron, Inc.	6,969,844	0.8
14,996		Valmont Industries, Inc.	2,018,012	0.2
73,900		Wabtec Corp.	6,033,935	0.7
11,600	@	Wesco International, Inc.	713,284	0.1
55,240		Woodward, Inc.	3,451,395	0.4
35,700		Xylem, Inc.	1,872,465	0.2
			120,823,098	14.0

		Information Technology: 25.2%
157,488		Activision Blizzard, Inc.	6,976,718	0.8
53,400	@	Akamai Technologies, Inc.	2,829,666	0.3
12,705	@	Alliance Data Systems Corp.	2,725,604	0.3
5,937	@	Alphabet, Inc. - Class C	4,614,771	0.5
5,900		Amphenol Corp.	383,028	0.0
6,600		Analog Devices, Inc.	425,370	0.1
75,995	@	Arrow Electronics, Inc.	4,861,400	0.6
57,233		Avnet, Inc.	2,349,987	0.3
110,200		Belden, Inc.	7,602,698	0.9
150,549	@	Blackhawk Network Holdings, Inc.	4,542,063	0.5
33,143		Broadridge Financial Solutions, Inc. ADR	2,246,764	0.3
82,311		Brocade Communications Systems, Inc.	759,731	0.1
79,700	@	Cadence Design Systems, Inc.	2,034,741	0.2
185,239		CDW Corp.	8,470,979	1.0
300	@	Cirrus Logic, Inc.	15,945	0.0

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
121,040	@,L	CommScope Holding Co., Inc.	$3,644,514	0.4
81,700	@,L	Cree, Inc.	2,101,324	0.2
46,800		CSRA, Inc.	1,258,920	0.1
12,572	@	Dell Technologies, Inc. - VMware, Inc.	600,942	0.1
124,900	@	Electronic Arts, Inc.	10,666,460	1.2
97,548	@	Euronet Worldwide, Inc.	7,982,353	0.9
83,060		EVERTEC, Inc.	1,393,747	0.2
20,400	@	ExlService Holdings, Inc.	1,016,736	0.1
49,691	@	F5 Networks, Inc.	6,193,486	0.7
34,900		Fair Isaac Corp.	4,348,191	0.5
83,380		Fidelity National Information Services, Inc.	6,422,761	0.8
22,122	@	Fiserv, Inc.	2,200,475	0.3
43,768	@	FleetCor Technologies, Inc.	7,603,815	0.9
298,884	@	Genpact Ltd.	7,158,272	0.8
184,382		Global Payments, Inc.	14,153,162	1.6
900		Harris Corp.	82,449	0.0
47,100		Intersil Corp.	1,032,903	0.1
20,497		Intuit, Inc.	2,254,875	0.3
27,900	@	IPG Photonics Corp.	2,297,565	0.3
148,300		Jabil Circuit, Inc.	3,235,906	0.4
97,900	@	Keysight Technologies, Inc.	3,102,451	0.4
3,100		Littelfuse, Inc.	399,311	0.0
81,600		Maxim Integrated Products	3,258,288	0.4
43,700		Maxmus, Inc.	2,471,672	0.3
36,600		Methode Electronics, Inc.	1,279,902	0.2
15,087		Microchip Technology, Inc.	937,506	0.1
3,200		National Instruments Corp.	90,880	0.0
160,000		NEC Corp.	412,678	0.1
10,400	@	Netgear, Inc.	629,096	0.1
136,724	L	Nvidia Corp.	9,368,328	1.1
82,717	@	NXP Semiconductor NV - NXPI - US	8,437,961	1.0
84,886	@	PTC, Inc.	3,761,299	0.4
7,775	@	Qorvo, Inc.	433,379	0.1
64,000	@	Semtech Corp.	1,774,720	0.2
33,900		Skyworks Solutions, Inc.	2,581,146	0.3
63,151	@	Synopsys, Inc.	3,748,012	0.4
28,800	@	Syntel, Inc.	1,207,008	0.1
45,783		TE Connectivity Ltd.	2,947,510	0.3
11,900		TeleTech Holdings, Inc.	344,981	0.0
57,900		Tencent Holdings Ltd.	1,609,738	0.2
163,843		Total System Services, Inc.	7,725,197	0.9
169,200	@	Trimble Navigation Ltd.	4,832,352	0.6
62,200	@	Vantiv, Inc.	3,499,994	0.4
43,600		Visa, Inc. - Class A	3,605,720	0.4
104,960		Western Digital Corp.	6,137,011	0.7
150,300		Western Union Co.	3,129,246	0.4
160,236		Xerox Corp.	1,623,191	0.2
6,000	@	Zebra Technologies Corp.	417,660	0.1
			216,254,558	25.2

		Materials: 4.6%
73,688		Albemarle Corp.	6,299,587	0.7
20,211		Aptargroup, Inc.	1,564,534	0.2
8,800		Ashland Global Holdings, Inc.	1,020,360	0.1
857,111	@	B2Gold Corp.	2,247,389	0.3
82,000	@	Boise Cascade Co.	2,082,800	0.2
26,400	@,L	Continental Gold, Inc.	80,491	0.0
76,500		Eastman Chemical Co.	5,177,520	0.6
162,996	@	Ferro Corp.	2,250,975	0.3
261,000		Graphic Packaging Holding Co.	3,651,390	0.4
11,600	@	Guyana Goldfields, Inc.	72,414	0.0
46,900		HB Fuller Co.	2,179,443	0.3
5,983	@	Ingevity Corp.	275,816	0.0
12,809		Innospec, Inc.	778,915	0.1
217,064	@	New Gold, Inc.	941,419	0.1
1,100		Packaging Corp. of America	89,386	0.0
93,894		PolyOne Corp.	3,174,556	0.4
20,100		PPG Industries, Inc.	2,077,536	0.2
5,800		Praxair, Inc.	700,814	0.1
10,649		Randgold Resources Ltd. ADR	1,065,646	0.1
5,500		Tahoe Resources, Inc.	70,513	0.0
64,300		WestRock Co.	3,117,264	0.4
7,500		WR Grace & Co.	553,500	0.1
			39,472,268	4.6

		Real Estate: 3.3%
500		AvalonBay Communities, Inc.	88,920	0.0
218,786	@	CBRE Group, Inc.	6,121,633	0.7
38,600		Duke Realty Corp.	1,054,938	0.1
28,700		Extra Space Storage, Inc.	2,279,067	0.3
45,200		Gaming and Leisure Properties, Inc.	1,511,940	0.2
27,100		Highwoods Properties, Inc.	1,412,452	0.2
41,809		Jones Lang LaSalle, Inc.	4,757,446	0.6
6,704		Mid-America Apartment Communities, Inc.	630,109	0.1
30,700		Olav Thon Eiendomsselskap ASA	633,615	0.1
71,600		STORE Capital Corp.	2,110,052	0.2
203,000		TAI Cheung Holdings Ltd.	163,367	0.0
300		Taubman Centers, Inc.	22,323	0.0
3,000		Urban Edge Properties	84,420	0.0
28,100		Ventas, Inc.	1,984,703	0.2
289,500		VEREIT, Inc.	3,002,115	0.3
26,300		Welltower, Inc.	1,966,451	0.2
263,800		Wing Tai Holdings Ltd.	327,398	0.1
			28,150,949	3.3

		Utilities: 1.0%
38,900	@	Calpine Corp.	491,696	0.1

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
50,818	@,L	Dynegy, Inc.	$629,635	0.1
165,900		Exelon Corp.	5,522,811	0.6
37,300		OGE Energy Corp.	1,179,426	0.1
12,800		PG&E Corp.	782,976	0.1
			8,606,544	1.0

	Total Common Stock (Cost $783,109,570)		856,016,603	99.6

PREFERRED STOCK: 0.1%
		Financials: 0.1%
49,856	@,P	GMAC Capital Trust I	1,266,841	0.1

	Total Preferred Stock (Cost $1,030,151)		1,266,841	0.1

	Total Long-Term Investments (Cost $784,139,721)		857,283,444	99.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
	Securities Lending Collateralcc: 3.8%
7,769,388	Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $7,769,688, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $7,925,086, due 02/01/21-08/01/46)	7,769,388	0.9
7,769,388	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $7,769,733, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $7,924,776, due 11/01/16-07/20/66)	7,769,388	0.9
7,769,388	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $7,769,720, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $7,924,776, due 10/13/16-09/09/49)	7,769,388	0.9
1,635,338	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $1,635,405, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $1,668,045, due 03/01/26-09/01/46)	1,635,338	0.2
7,769,400	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $7,769,783, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $7,925,160, due 04/15/18-09/09/49)	7,769,400	0.9
		32,712,902	3.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
4,044,796	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336% (Cost $4,044,796)	4,044,796	0.5

	Total Short-Term Investments (Cost $36,757,698)	36,757,698	4.3

	Total Investments in Securities (Cost $820,897,419)	$894,041,142	104.0
	Liabilities in Excess of Other Assets	(34,366,767)	(4.0)
	Net Assets	$859,674,375	100.0

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $827,259,494.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$128,268,312
Gross Unrealized Depreciation	(61,486,664)

Net Unrealized Appreciation	$66,781,648

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$123,024,919	$1,391,647	$–	$124,416,566
Consumer Staples	9,069,921	89,290	–	9,159,211
Energy	33,068,768	–	–	33,068,768
Financials	149,606,221	6,885,342	–	156,491,563
Health Care	117,666,372	1,906,706	–	119,573,078
Industrials	119,272,700	1,550,398	–	120,823,098
Information Technology	214,232,142	2,022,416	–	216,254,558
Materials	39,472,268	–	–	39,472,268
Real Estate	27,660,184	490,765	–	28,150,949
Utilities	8,606,544	–	–	8,606,544
Total Common Stock	841,680,039	14,336,564	–	856,016,603
Preferred Stock	–	1,266,841	–	1,266,841
Short-Term Investments	4,044,796	32,712,902	–	36,757,698
Total Investments, at fair value	$845,724,835	$48,316,307	$–	$894,041,142

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 44.7%
		Consumer Discretionary: 3.2%
40,000		Daimler AG	$2,821,121	0.6
265,000		Ford Motor Co.	3,198,550	0.6
201,208		General Motors Co.	6,392,378	1.3
15,000	L	Nordstrom, Inc.	778,200	0.2
33,000		Target Corp.	2,266,440	0.5
			15,456,689	3.2

		Consumer Staples: 2.2%
16,000		Anheuser-Busch InBev NV ADR	2,102,560	0.4
50,000		Coca-Cola Co.	2,116,000	0.5
60,000		PepsiCo, Inc.	6,526,200	1.3
			10,744,760	2.2

		Energy: 8.4%
37,000		Anadarko Petroleum Corp.	2,344,320	0.5
200,000		BP PLC ADR	7,032,000	1.4
110,000		Chevron Corp.	11,321,200	2.3
293,400		Royal Dutch Shell PLC - Class A ADR	14,690,538	3.0
113,000		Total S.A. ADR	5,390,100	1.1
255,300	@,L	W&T Offshore, Inc.	449,328	0.1
			41,227,486	8.4

		Financials: 3.2%
68,800		JPMorgan Chase & Co.	4,581,392	0.9
72,908		Metlife, Inc.	3,239,302	0.7
30,000		Morgan Stanley	961,800	0.2
80,000		US Bancorp	3,431,200	0.7
80,000		Wells Fargo & Co.	3,542,400	0.7
			15,756,094	3.2

		Health Care: 6.1%
91,000		AstraZeneca PLC	5,892,388	1.2
55,000		Eli Lilly & Co.	4,414,300	0.9
250,000		Pfizer, Inc.	8,467,500	1.7
25,000		Roche Holding AG	6,212,465	1.3
131,000		Sanofi ADR	5,002,890	1.0
			29,989,543	6.1

		Industrials: 4.5%
1,222	@	Ceva Holdings LLC	427,647	0.1
45,000		Deere & Co.	3,840,750	0.8
300,000		General Electric Co.	8,886,000	1.8
100,000		Republic Services, Inc.	5,045,000	1.0
40,000		United Technologies Corp.	4,064,000	0.8
			22,263,397	4.5

		Information Technology: 4.6%
30,000		Analog Devices, Inc.	1,933,500	0.4
75,042		Apple, Inc.	8,483,498	1.7
140,000		Intel Corp.	5,285,000	1.1
123,100		Microsoft Corp.	7,090,560	1.4
			22,792,558	4.6

		Materials: 4.5%
65,000		BASF SE	5,565,673	1.1
150,000		Dow Chemical Co.	7,774,500	1.6
60,000		Mosaic Co.	1,467,600	0.3
225,000	L	Rio Tinto PLC ADR	7,515,000	1.5
			22,322,773	4.5

		Telecommunication Services: 1.6%
800,000		Telstra Corp., Ltd.	3,189,697	0.6
90,000		Verizon Communications, Inc.	4,678,200	1.0
			7,867,897	1.6

		Utilities: 6.4%
75,000		Dominion Resources, Inc.	5,570,250	1.1
49,965		Duke Energy Corp.	3,999,199	0.8
249,000		Great Plains Energy, Inc.	6,795,210	1.4
80,000		PG&E Corp.	4,893,600	1.0
30,000		Public Service Enterprise Group, Inc.	1,256,100	0.2
45,600		Sempra Energy	4,887,864	1.0
48,000		Southern Co.	2,462,400	0.5
45,000		Xcel Energy, Inc.	1,851,300	0.4
			31,715,923	6.4

	Total Common Stock
	(Cost $191,125,540)		220,137,120	44.7

PREFERRED STOCK: 3.4%
		Financials: 0.9%
50	@,P	Federal National Mortgage Association	575,000	0.1
53,690	@	Felcor Lodging Trust, Inc.	1,359,028	0.3
2,000	@	Wells Fargo & Co.	2,617,200	0.5
			4,551,228	0.9

		Health Care: 0.7%
2,500	@	Allergan PLC	2,054,075	0.4
1,500	@	Teva Pharmaceutical Industries Ltd.	1,219,964	0.3
			3,274,039	0.7

		Industrials: 0.1%
41	@	Ceva Holdings Series A-1	20,500	0.0
1,748	@	Ceva Holdings Series A-2	611,740	0.1
			632,240	0.1

		Materials: 0.6%
86,400	@	Alcoa, Inc.	2,824,416	0.6

		Utilities: 1.1%
46,300	@	Dominion Resources, Inc./VA	2,303,888	0.5
50,000	@,L	NextEra Energy, Inc.	2,952,000	0.6
			5,255,888	1.1

	Total Preferred Stock
	(Cost $20,890,995)		16,537,811	3.4

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
EQUITY-LINKED SECURITIES: 6.4%
		Consumer, Cyclical: 1.7%
347,000	@,Z	Morgan Stanley into Ford Motor Co., 8.500%	$4,315,084	0.9
58,000	#,@	The Royal Bank of Canada into Target Corp., 6.000%	4,052,489	0.8
			8,367,573	1.7

		Energy: 0.8%
85,000	#,@	Wells Fargo into Halliburton Co., 8.000%	3,817,282	0.8

		Financials: 0.6%
200,000	#,@	Citigroup, Inc. into Bank of America Corp., 7.500%	2,994,220	0.6

		Health Care: 0.5%
39,000	#,@,Z	JPMorgan Chase & Co. into Merck & Co., Inc., 6.250%	2,341,661	0.5

		Technology: 2.8%
58,000	#,@	JPMorgan Chase & Co. into Oracle Corp., 6.000%	2,322,639	0.5
60,000	#,@	The Royal Bank of Canada into Texas Instruments, Inc., 6.000%	4,001,940	0.8
87,000	#,@	Wells Fargo Bank into Cisco Systems, Inc., 7.250%	2,630,384	0.5
143,000	#,@	Wells Fargo Bank into Intel Corp., 7.000%	5,098,951	1.0
			14,053,914	2.8

	Total Equity-Linked Securities
	(Cost $31,239,720)		31,574,650	6.4

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 40.2%
		Basic Materials: 1.3%
862,000	#	First Quantum Minerals Ltd., 7.000%, 02/15/21	782,265	0.1
5,000,000	#	FMG Resources August 2006 Pty Ltd., 9.750%, 03/01/22	5,825,000	1.2
			6,607,265	1.3

		Communications: 8.3%
2,200,000	#,L	Altice SA, 7.625%, 02/15/25	2,271,500	0.5
700,000	#	Altice SA, 7.750%, 05/15/22	749,875	0.2
7,617,472		Clear Channel Communications, Inc. Term Loan D, 7.274%, 01/30/19	5,867,038	1.2
1,485,057		Clear Channel Communications, Inc. Term Loan E, 8.024%, 07/30/19	1,142,566	0.2
1,853,000		Clear Channel Communications, Inc., 9.000%, 12/15/19	1,473,135	0.3
1,000,000	#	CommScope, Inc., 5.500%, 06/15/24	1,058,750	0.2
1,500,000	#	CommScope, Inc., 5.000%, 06/15/21	1,558,125	0.3
1,909,000		DISH DBS Corp., 5.000%, 03/15/23	1,861,275	0.4
2,200,000		DISH DBS Corp., 5.875%, 11/15/24	2,180,750	0.5
1,500,000		Frontier Communications Corp., 9.250%, 07/01/21	1,621,875	0.3
2,000,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	1,395,000	0.3
1,800,000	#	Neptune Finco Corp., 10.875%, 10/15/25	2,110,500	0.4
2,400,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	2,565,000	0.5
500,000		Sprint Corp., 7.125%, 06/15/24	490,000	0.1
4,700,000		Sprint Corp., 7.875%, 09/15/23	4,770,500	1.0
4,000,000	#	Univision Communications, Inc., 5.125%, 05/15/23	4,070,000	0.8
2,000,000	#	Virgin Media Secured Finance PLC, 5.500%, 01/15/25	2,052,500	0.4
2,000,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/23	2,105,000	0.4
1,500,000	#	Ziggo Secured Finance BV, 5.500%, 01/15/27	1,500,000	0.3
			40,843,389	8.3

		Consumer, Cyclical: 2.4%
4,975,000		Belk, Inc. TL B 1L, 5.750%, 12/12/22	4,541,906	0.9
400,000		Dollar General Corp., 3.250%, 04/15/23	413,678	0.1
2,500,000		KB Home, 7.500%, 09/15/22	2,725,000	0.5
754,427		Navistar International Corp., 6.500%, 08/07/20	756,898	0.2
1,492,500		Petco Animal Supplies, Inc., 5.000%, 01/26/23	1,508,255	0.3
1,000,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/23	1,005,000	0.2
1,000,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 6.125%, 04/01/25	1,000,000	0.2
			11,950,737	2.4

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: 8.0%
2,500,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	$2,162,500	0.5
1,000,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	934,500	0.2
4,500,000	L	CHS/Community Health Systems, Inc., 8.000%, 11/15/19	4,432,500	0.9
1,000,000		Cott Beverages, Inc., 5.375%, 07/01/22	1,033,750	0.2
2,000,000	#	Endo Finance LLC, 5.750%, 01/15/22	1,865,000	0.4
2,000,000		HCA, Inc., 5.875%, 05/01/23	2,135,000	0.4
3,200,000		HCA, Inc., 7.500%, 02/15/22	3,680,000	0.8
4,000,000	#	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.750%, 08/01/22	3,965,000	0.8
1,000,000	#	Prime Security Services Borrower LLC / Prime Finance, Inc., 9.250%, 05/15/23	1,092,500	0.2
1,700,000		Tenet Healthcare Corp., 6.750%, 06/15/23	1,585,250	0.3
4,000,000		Tenet Healthcare Corp., 8.125%, 04/01/22	4,020,000	0.8
2,000,000		United Rentals North America, Inc., 5.750%, 11/15/24	2,085,000	0.4
3,519,412		Vizient, Inc., 5.000%, 02/10/23	3,563,404	0.7
2,000,000	#	Vizient, Inc., 10.375%, 03/01/24	2,300,000	0.5
2,000,000	#	VRX Escrow Corp., 5.375%, 03/15/20	1,860,000	0.4
1,700,000	#	VRX Escrow Corp., 5.875%, 05/15/23	1,478,031	0.3
1,300,000	#	VRX Escrow Corp., 6.125%, 04/15/25	1,122,875	0.2
			39,315,310	8.0

		Diversified: 0.5%
1,985,000		First Eagle TL B 1L, 4.838%, 12/01/22	1,982,519	0.4
900,000	#	Stena International SA, 5.750%, 03/01/24	756,000	0.1
			2,738,519	0.5

		Energy: 6.0%
1,100,000		Antero Resources Corp., 5.375%, 11/01/21	1,119,250	0.2
1,000,000		Bill Barrett Corp., 7.000%, 10/15/22	777,500	0.2
3,500,000		Bill Barrett Corp., 7.625%, 10/01/19	3,027,500	0.6
6,000,000		Chesapeake Energy Corp. TL 1L, 8.500%, 08/23/21	6,303,000	1.3
1,000,000	L	Chesapeake Energy Corp., 7.250%, 12/15/18	1,020,000	0.2
2,553,000	#	Chesapeake Energy Corp., 8.000%, 12/15/22	2,591,295	0.5
900,000	#	Denbury Resources, Inc., 9.000%, 05/15/21	947,250	0.2
1,600,000	#	Kinder Morgan, Inc./DE, 5.625%, 11/15/23	1,770,099	0.4
1,000,000	#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	1,060,000	0.2
2,800,000	L	Sanchez Energy Corp., 7.750%, 06/15/21	2,478,000	0.5
1,000,000	±	Stone Energy Corp., 7.500%, 11/15/22	575,000	0.1
600,000	#,&	W&T Offshore, Inc., 8.500%, 06/15/21	231,000	0.1
675,000	#,&	W&T Offshore, Inc., 9.000%, 05/15/20	388,125	0.1
2,325,000		Weatherford International Ltd., 5.875%, 07/01/21	2,614,172	0.5
3,000,000	L	Weatherford International Ltd., 7.750%, 06/15/21	2,981,250	0.6
1,600,000	L	Weatherford International Ltd., 8.250%, 06/15/23	1,588,000	0.3
			29,471,441	6.0

		Financial: 4.0%
2,000,000		Bank of America Corp., 6.100%, 12/29/49	2,085,000	0.4
1,500,000		Bank of America Corp., 8.125%, 12/29/49	1,540,313	0.3
6,000,000		Citigroup, Inc., 6.300%, 12/29/49	6,157,500	1.3
2,000,000		JPMorgan Chase & Co., 5.000%, 12/29/49	1,977,500	0.4
2,000,000	L	JPMorgan Chase & Co., 5.150%, 05/29/49	2,015,000	0.4
1,500,000	L	Morgan Stanley, 5.550%, 12/29/49	1,533,750	0.3
2,500,000	#	OneMain Financial Holdings LLC, 6.750%, 12/15/19	2,643,125	0.5
1,600,000		Wells Fargo & Co., 5.900%, 12/29/49	1,660,000	0.4
			19,612,188	4.0

		Industrial: 3.3%
1,500,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/23	1,516,875	0.3
2,000,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	2,145,000	0.4
1,600,000	#	Bombardier, Inc., 7.500%, 03/15/25	1,480,000	0.3

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
2,000,000	#	BWAY Holding Co., 9.125%, 08/15/21	$2,100,000	0.4
1,500,000	#	Cemex SAB de CV, 7.250%, 01/15/21	1,601,250	0.3
900,000		Cortes NP Acquisition Corp. - TL B 1L, 09/30/23	873,000	0.2
400,000		Cortes NP Acquisition Corp., 9.250%, 10/15/24	400,000	0.1
400,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	413,500	0.1
200,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/24	214,875	0.1
476,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	490,875	0.1
1,300,000		TransDigm, Inc., 6.500%, 07/15/24	1,374,750	0.3
1,300,000		TransDigm, Inc., 6.000%, 07/15/22	1,378,000	0.3
2,000,000	#	XPO Logistics, Inc., 6.500%, 06/15/22	2,097,500	0.4
			16,085,625	3.3

		Technology: 3.5%
2,500,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	2,281,250	0.5
800,000	#	Diamond 1 Finance Corp. /Diamond 2 Finance Corp., 4.420%, 06/15/21	837,024	0.2
1,400,000	#	Diamond 1 Finance Corp. /Diamond 2 Finance Corp., 5.450%, 06/15/23	1,501,503	0.3
1,100,000	#	Diamond 1 Finance Corp. /Diamond 2 Finance Corp., 6.020%, 06/15/26	1,208,814	0.2
5,400,000	#	First Data Corp., 7.000%, 12/01/23	5,724,000	1.2
1,500,000	#	Micron Technology, Inc., 7.500%, 09/15/23	1,669,860	0.3
1,995,000		Western Digital Corp., 4.500%, 03/16/23	2,019,315	0.4
1,000,000	#	Western Digital Corp., 7.375%, 04/01/23	1,100,000	0.2
1,000,000	#	Western Digital Corp., 10.500%, 04/01/24	1,163,750	0.2
			17,505,516	3.5

		Utilities: 2.9%
3,500,000		Calpine Corp., 5.750%, 01/15/25	3,465,000	0.7
5,000,000		Dynegy, Inc., 7.375%, 11/01/22	4,962,500	1.0
5,000,000	#	InterGen NV, 7.000%, 06/30/23	4,250,000	0.9
1,600,000		NGL Energy Partners L.P. / NGL Energy Finance Corp., 6.875%, 10/15/21	1,524,000	0.3
			14,201,500	2.9

	Total Corporate Bonds/Notes
	(Cost $192,679,924)		198,331,490	40.2

	Total Long-Term Investments
	(Cost $435,936,179)		466,581,071	94.7

SHORT-TERM INVESTMENTS: 10.2%
		Corporate Bonds/Notes: 0.2%
1,500,000		Stone Energy Corp., 1.750%, 03/01/17
		(Cost $855,000)	889,688	0.2

		U.S. Government Agency Obligations: 1.1%
5,525,000		Federal Home Loan Bank Discount Notes, 0.065%, 10/03/16
		(Cost $5,524,970)	5,525,000	1.1

		Securities Lending Collateralcc: 4.1%
4,781,748		Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $4,781,933, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $4,877,574, due 02/01/21-08/01/46)	4,781,748	1.0
4,781,748		Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $4,781,960, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $4,877,383, due 11/01/16-07/20/66)	4,781,748	1.0

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
4,781,748	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $4,781,952, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,877,383, due 10/13/16-09/09/49)	$4,781,748	1.0
1,006,175	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $1,006,216, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $1,026,298, due 03/01/26-09/01/46)	1,006,175	0.2
4,781,700	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $4,781,936, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $4,877,563, due 04/15/18-09/09/49)	4,781,700	0.9
		20,133,119	4.1

Shares		Value	Percentage of Net Assets
		Mutual Funds: 4.8%
23,655,671	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336%
	(Cost $23,655,671)	23,655,671	4.8

	Total Short-Term Investments
	(Cost $50,168,760)	50,203,478	10.2

	Total Investments in Securities (Cost $486,104,939)	$516,784,549	104.9
	Liabilities in Excess of Other Assets	(24,016,908)	(4.9)
	Net Assets	$492,767,641	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
&	Payment-in-kind
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.
±	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $486,104,761.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$57,853,400
Gross Unrealized Depreciation	(27,173,612)

Net Unrealized Appreciation	$30,679,788

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$12,635,568	$2,821,121	$–	$15,456,689
Consumer Staples	10,744,760	–	–	10,744,760
Energy	41,227,486	–	–	41,227,486
Financials	15,756,094	–	–	15,756,094
Health Care	17,884,690	12,104,853	–	29,989,543
Industrials	21,835,750	–	427,647	22,263,397
Information Technology	22,792,558	–	–	22,792,558
Materials	16,757,100	5,565,673	–	22,322,773
Telecommunication Services	4,678,200	3,189,697	–	7,867,897
Utilities	31,715,923	–	–	31,715,923
Total Common Stock	196,028,129	23,681,344	427,647	220,137,120
Preferred Stock	12,751,579	3,153,992	632,240	16,537,811
Equity-Linked Securities	–	31,574,650	–	31,574,650
Corporate Bonds/Notes	–	198,331,490	–	198,331,490
Short-Term Investments	23,655,671	26,547,807	–	50,203,478
Total Investments, at fair value	$232,435,379	$283,289,283	$1,059,887	$516,784,549

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Consumer Discretionary: 9.8%
210,984		Carnival Corp.	$10,300,239	2.0
27,862		CBS Corp. - Class B	1,525,166	0.3
17,200	@	Charter Communications, Inc.	4,643,484	0.9
120,559		Comcast Corp. – Class A	7,997,884	1.5
174,926		General Motors Co.	5,557,399	1.1
121,553		Johnson Controls International plc	5,655,861	1.1
661,796		Kingfisher PLC	3,228,926	0.6
70,902		Target Corp.	4,869,550	0.9
74,329		Thomson Reuters Corp.	3,073,553	0.6
55,310		Time Warner, Inc.	4,403,229	0.8
			51,255,291	9.8

		Consumer Staples: 4.6%
80,539		Archer-Daniels-Midland Co.	3,396,330	0.6
143,480		Mondelez International, Inc.	6,298,772	1.2
56,996		Philip Morris International, Inc.	5,541,151	1.1
111,172		Walgreens Boots Alliance, Inc.	8,962,687	1.7
			24,198,940	4.6

		Energy: 14.0%
218,464		Apache Corp.	13,953,296	2.7
173,852		Baker Hughes, Inc.	8,774,311	1.7
297,819		Canadian Natural Resources Ltd.	9,520,583	1.8
239,746		Devon Energy Corp.	10,575,196	2.0
58,825		Exxon Mobil Corp.	5,134,246	1.0
82,111		Occidental Petroleum Corp.	5,987,534	1.1
430,783		Royal Dutch Shell PLC - Class A	10,716,923	2.1
133,521		Total S.A.	6,350,369	1.2
406,028	@,L	Weatherford International PLC	2,281,877	0.4
			73,294,335	14.0

		Financials: 29.9%
57,317		Aon PLC	6,447,589	1.2
1,003,034		Bank of America Corp.	15,697,482	3.0
118,826		BB&T Corp.	4,482,117	0.9
169,509		Charles Schwab Corp.	5,351,399	1.0
466,699		Citigroup, Inc.	22,042,194	4.2
382,428		Citizens Financial Group, Inc.	9,449,796	1.8
31,154		CME Group, Inc.	3,256,216	0.6
121,767		Comerica, Inc.	5,762,014	1.1
364,348		Fifth Third Bancorp	7,454,560	1.4
277,335		First Horizon National Corp.	4,223,812	0.8
31,463		Goldman Sachs Group, Inc.	5,074,038	1.0
351,706		JPMorgan Chase & Co.	23,420,103	4.5
61,585		Marsh & McLennan Cos., Inc.	4,141,591	0.8
390,456		Morgan Stanley	12,518,019	2.4
78,646		Northern Trust Corp.	5,347,142	1.0
104,146		PNC Financial Services Group, Inc.	9,382,513	1.8
107,829		State Street Corp.	7,508,133	1.4
38,302		Willis Towers Watson PLC	5,085,357	1.0
			156,644,075	29.9

		Health Care: 12.7%
35,073		Amgen, Inc.	5,850,527	1.1
29,537		Anthem, Inc.	3,701,281	0.7
126,876		Baxter International, Inc.	6,039,298	1.2
53,238		Eli Lilly & Co.	4,272,882	0.8
51,830	@	Express Scripts Holding Co.	3,655,570	0.7
92,130		Medtronic PLC	7,960,032	1.5
178,631		Merck & Co., Inc.	11,148,361	2.1
69,040		Novartis AG	5,448,659	1.0
301,467		Pfizer, Inc.	10,210,687	2.0
65,806		Sanofi	5,011,215	1.0
20,494		UnitedHealth Group, Inc.	2,869,160	0.6
			66,167,672	12.7

		Industrials: 6.5%
78,250		Caterpillar, Inc.	6,946,253	1.3
192,686		CSX Corp.	5,876,923	1.1
45,375		General Dynamics Corp.	7,040,385	1.4
301,178		General Electric Co.	8,920,892	1.7
76,184		Ingersoll-Rand PLC - Class A	5,175,941	1.0
			33,960,394	6.5

		Information Technology: 13.7%
195,692		Applied Materials, Inc.	5,900,114	1.1
290,752		Cisco Systems, Inc.	9,222,653	1.8
60,746	@	Citrix Systems, Inc.	5,176,774	1.0
200,572	@	eBay, Inc.	6,598,819	1.3
199,040		Intel Corp.	7,513,760	1.4
241,179		Juniper Networks, Inc.	5,802,767	1.1
132,408		Microsoft Corp.	7,626,701	1.4
239,498		Oracle Corp.	9,407,481	1.8
135,287	@	PayPal Holdings, Inc.	5,542,708	1.1
132,841		Qualcomm, Inc.	9,099,609	1.7
			71,891,386	13.7

		Materials: 2.6%
36,716		Agrium, Inc.	3,329,774	0.6
232,082		BHP Billiton Ltd.	4,020,245	0.8
256,805		Mosaic Co.	6,281,450	1.2
			13,631,469	2.6

		Telecommunication Services: 1.9%
83,682		Orange SA	1,311,099	0.2
85,147		Verizon Communications, Inc.	4,425,941	0.9
149,196	L	Vodafone Group PLC ADR	4,349,063	0.8
			10,086,103	1.9

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 1.5%
85,623	FirstEnergy Corp.	$2,832,409	0.6
80,062	PG&E Corp.	4,897,392	0.9
		7,729,801	1.5

	Total Common Stock (Cost $408,180,249)	508,859,466	97.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.9%
	Securities Lending Collateralcc: 1.3%
1,626,939	Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $1,627,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $1,659,543, due 02/01/21-08/01/46)	1,626,939	0.3
1,626,939	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $1,627,011, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,659,478, due 11/01/16-07/20/66)	1,626,939	0.3
1,626,939	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $1,627,009, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,659,478, due 10/13/16-09/09/49)	1,626,939	0.3
342,462	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $342,476, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $349,311, due 03/01/26-09/01/46)	342,462	0.1
1,626,900	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $1,626,980, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $1,659,516, due 04/15/18-09/09/49)	1,626,900	0.3
		6,850,179	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.6%
13,613,695	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336%
	(Cost $13,613,695)	13,613,695	2.6

	Total Short-Term Investments (Cost $20,463,874)	20,463,874	3.9

	Total Investments in Securities (Cost $428,644,123)	$529,323,340	101.1
	Liabilities in Excess of Other Assets	(5,736,072)	(1.1)
	Net Assets	$523,587,268	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Cost for federal income tax purposes is $431,134,174.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$115,954,849
Gross Unrealized Depreciation	(17,765,683)

Net Unrealized Appreciation	$98,189,166

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$48,026,365	$3,228,926	$–	$51,255,291
Consumer Staples	24,198,940	–	–	24,198,940
Energy	56,227,043	17,067,292	–	73,294,335
Financials	156,644,075	–	–	156,644,075
Health Care	55,707,798	10,459,874	–	66,167,672
Industrials	33,960,394	–	–	33,960,394
Information Technology	71,891,386	–	–	71,891,386
Materials	9,611,224	4,020,245	–	13,631,469
Telecommunication Services	8,775,004	1,311,099	–	10,086,103
Utilities	7,729,801	–	–	7,729,801
Total Common Stock	472,772,030	36,087,436	–	508,859,466
Short-Term Investments	13,613,695	6,850,179	–	20,463,874
Total Investments, at fair value	$486,385,725	$42,937,615	$–	$529,323,340
Other Financial Instruments+
Forward Foreign Currency Contracts	–	240,125	–	240,125
Total Assets	$486,385,725	$43,177,740	$–	$529,563,465
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(95,868)	$–	$(95,868)
Total Liabilities	$–	$(95,868)	$–	$(95,868)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2016, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank	Swiss Franc	38,068	Buy	10/14/16	$39,001	$39,209	$208
State Street Bank	EU Euro	76,382	Buy	10/14/16	85,545	85,845	300
State Street Bank	British Pound	55,161	Buy	10/14/16	72,513	71,513	(1,000)
State Street Bank	Canadian Dollar	109,675	Buy	10/14/16	83,389	83,604	215
							$(277)

The Bank of New York	Swiss Franc	2,011,335	Sell	10/14/16	$2,067,711	$2,071,628	$(3,917)
The Bank of New York	British Pound	5,225,795	Sell	10/14/16	6,888,068	6,774,811	113,257

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York	EU Euro	4,207,948	Sell	10/14/16	$4,735,372	$4,729,291	$6,081
The Bank of New York	Australian Dollar	1,567,566	Sell	10/14/16	1,170,052	1,199,451	(29,399)
The Bank of New York	Canadian Dollar	6,060,896	Sell	10/14/16	4,606,052	4,620,114	(14,062)
State Street Bank	Australian Dollar	175,560	Sell	10/14/16	134,570	134,333	237
State Street Bank	EU Euro	59,028	Sell	10/14/16	66,400	66,342	58
State Street Bank	EU Euro	70,136	Sell	10/14/16	78,676	78,825	(149)
State Street Bank	Australian Dollar	191,210	Sell	10/14/16	146,259	146,308	(49)
State Street Bank	EU Euro	57,582	Sell	10/14/16	64,607	64,717	(110)
State Street Bank	EU Euro	38,381	Sell	10/14/16	43,242	43,137	105
State Street Bank	EU Euro	65,294	Sell	10/14/16	73,407	73,384	23
State Street Bank	Swiss Franc	2,026,445	Sell	10/14/16	2,083,041	2,087,190	(4,149)
State Street Bank	British Pound	5,244,531	Sell	10/14/16	6,912,817	6,799,101	113,716
State Street Bank	Australian Dollar	1,568,633	Sell	10/14/16	1,171,525	1,200,266	(28,741)
State Street Bank	Canadian Dollar	6,061,753	Sell	10/14/16	4,606,475	4,620,767	(14,292)
State Street Bank	EU Euro	4,216,567	Sell	10/14/16	4,744,903	4,738,978	5,925
							$144,534

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$240,125
Total Asset Derivatives		$240,125

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$95,868
Total Liability Derivatives		$95,868

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2016:

	State Street Bank	The Bank of New York	Totals
Assets:
Forward foreign currency contracts	$120,787	$119,338	$240,125
Total Assets	$120,787	$119,338	$240,125

Liabilities:
Forward foreign currency contracts	$49,490	$47,378	$96,868
Total Liabilities	$49,490	$47,378	$96,868

Net OTC derivative instruments by counterparty, at fair value	$71,297	$71,960	$143,257

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$71,297	$71,960	$143,257

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Argentina: 0.7%
20,780		Mercadolibre, Inc.	$3,843,677	0.7

		Australia: 0.8%
829,666		Oil Search Ltd.	4,569,410	0.8

		Brazil: 9.1%
961,245		Ambev SA ADR	5,853,982	1.1
799,740		BB Seguridade Participacoes SA	7,377,335	1.4
849,770		CCR SA	4,468,142	0.8
554,656		Cielo SA	5,573,592	1.0
702,200		Kroton Educacional SA	3,217,189	0.6
1,026,720		Lojas Renner SA	7,756,872	1.4
318,000	@	Marcopolo SA	257,165	0.1
142,250		Raia Drogasil SA	2,924,476	0.5
331,680		Ultrapar Participacoes SA	7,342,110	1.4
790,186		Weg S.A.	4,332,216	0.8
			49,103,079	9.1

		China: 15.6%
501,000		AAC Technologies Holdings, Inc.	5,062,117	0.9
115,390	@	Alibaba Group Holding Ltd. ADR	12,207,108	2.2
38,380	@	Baidu, Inc. ADR	6,987,847	1.3
2,540,162		Chongqing Changan Automobile Co. Ltd.	4,148,042	0.8
1,694,000		CNOOC Ltd.	2,137,004	0.4
328,110	@	JD.com, Inc. ADR	8,560,390	1.6
1,264,000		Ping An Insurance Group Co. of China Ltd.	6,626,127	1.2
789,000		Shenzhou International Group Holdings Ltd.	5,521,301	1.0
981,100		Tencent Holdings Ltd.	27,276,578	5.1
248,000		Tsingtao Brewery Co., Ltd.	970,804	0.2
318,417	@	Vipshop Holdings Ltd. ADR	4,671,177	0.9
			84,168,495	15.6

		Hong Kong: 5.2%
3,294,600		AIA Group Ltd.	22,155,342	4.1
96,600		Jardine Matheson Holdings Ltd.	5,867,967	1.1
			28,023,309	5.2

		India: 20.5%
369,800		Asian Paints Ltd.	6,455,814	1.2
262,780		HDFC Bank Ltd. ADR	18,891,254	3.5
161,030		HDFC Bank Ltd. - Foreign Premium	3,546,506	0.7
799,815		Housing Development Finance Corp.	16,776,122	3.1
298,138		IndusInd Bank Ltd.	5,367,465	1.0
610,186		Infosys Ltd. ADR	9,628,735	1.8
2,788,140		ITC Ltd.	10,117,766	1.9
430,460		Kotak Mahindra Bank Ltd.	5,033,407	0.9
348,150		Lupin Ltd.	7,787,282	1.4
420,576		Tata Consultancy Services Ltd.	15,369,985	2.9
133,253		Tata Motors Ltd. ADR	5,327,455	1.0
104,530		Ultratech Cement Ltd	6,052,962	1.1
			110,354,753	20.5

		Indonesia: 3.4%
11,733,100		Astra International Tbk PT	8,211,950	1.5
5,240,100		Bank Central Asia Tbk PT	6,320,444	1.2
4,215,400		Bank Rakyat Indonesia	3,955,470	0.7
			18,487,864	3.4

		Luxembourg: 0.6%
533,893	@	Hangzhou Robam Appliances Co. Ltd.	3,303,249	0.6

		Macau: 1.5%
1,878,400		Sands China Ltd.	8,233,269	1.5

		Mexico: 1.1%
844,940	L	Infraestructura Energetica Nova SAB de CV	3,291,343	0.6
226,540		Promotora y Operadora de Infraestructura SAB de CV	2,438,812	0.5
			5,730,155	1.1

		Panama: 1.2%
70,940	L	Copa Holdings S.A.	6,237,754	1.2

		Peru: 1.2%
41,250		Credicorp Ltd.	6,279,075	1.2

		Russia: 5.7%
225,030		Globaltrans Investment PLC GDR	1,057,641	0.2
103,360		Lukoil PJSC ADR	5,036,733	0.9
43,630	@	Magnit OAO	7,222,971	1.3
86,090		Magnit PJSC GDR	3,588,281	0.7
6,042,426	@	Sberbank	13,991,216	2.6
			30,896,842	5.7

		South Africa: 14.5%
324,420		Aspen Pharmacare Holdings Ltd.	7,326,832	1.4
778,718		Bid Corp. Ltd.	14,718,827	2.7
687,948	L	Bidvest Group Ltd.	8,111,634	1.5
42,841	L	Capitec Bank Holdings Ltd.	2,007,489	0.4
1,482,680	L	FirstRand Ltd.	5,137,047	0.9
295,780		Mr Price Group Ltd.	3,272,036	0.6
41,516		Naspers Ltd.	7,185,295	1.3
506,764		Remgro Ltd.	8,480,106	1.6
1,596,131		Sanlam Ltd.	7,437,714	1.4
485,499	L	Shoprite Holdings Ltd.	6,783,699	1.3
1,369,380		Woolworths Holdings Ltd./South Africa	7,731,695	1.4
			78,192,374	14.5

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: 3.7%
45,597		Hyundai Motor Co.	$5,634,952	1.1
85,120		Kia Motors Corp.	3,270,469	0.6
7,451		Samsung Electronics Co., Ltd.	10,854,337	2.0
			19,759,758	3.7

		Taiwan: 8.4%
1,075,501		Delta Electronics, Inc.	5,761,049	1.1
100,000		Eclat Textile Co. Ltd	1,198,133	0.2
42,000		Largan Precision Co. Ltd.	5,118,813	0.9
1,116,000		President Chain Store Corp.	8,888,784	1.6
1,432,223		Taiwan Semiconductor Manufacturing Co., Ltd.	8,418,812	1.6
522,191		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,973,823	3.0
			45,359,414	8.4

		Thailand: 1.5%
918,200		Kasikornbank PCL	4,985,586	0.9
205,000		Siam Cement PCL	3,061,068	0.6
			8,046,654	1.5

		Turkey: 0.4%
220,530		Ford Otomotiv Sanayi A/S	2,325,118	0.4

		United States: 1.6%
57,990	@	EPAM Systems, Inc.	4,019,287	0.7
87,970	@	Luxoft Holding, Inc.	4,649,214	0.9
			8,668,501	1.6

	Total Common Stock (Cost $444,228,589)		521,582,750	96.7

PREFERRED STOCK: 1.7%
		Brazil: 1.7%
756,196		Itau Unibanco Holding S.A.	8,312,657	1.5
1,117,870	@	Marcopolo SA	1,082,757	0.2

	Total Preferred Stock (Cost $11,811,920)		9,395,414	1.7

WARRANTS: 0.7%
		China: 0.2%
529,730	@	Chongqing Changan Automobile Co. Ltd.	1,260,175	0.2

		Saudi Arabia: 0.5%
176,026	@,Z	Almarai Co.	2,491,868	0.5

	Total Warrants (Cost $3,713,181)		3,752,043	0.7

	Total Long-Term Investments (Cost $459,753,690)		534,730,207	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Securities Lending Collateralcc: 2.9%
3,693,250	Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $3,693,393, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $3,767,263, due 02/01/21-08/01/46)	3,693,250	0.7
3,693,250	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $3,693,414, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,767,115, due 11/01/16-07/20/66)	3,693,250	0.7
3,693,250	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $3,693,408, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,767,115, due 10/13/16-09/09/49)	3,693,250	0.7
777,376	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $777,408, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $792,924, due 03/01/26-09/01/46)	777,376	0.1

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
3,693,200	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $3,693,382, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $3,767,241, due 04/15/18-09/09/49)	$3,693,200	0.7
		15,550,326	2.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
2,534,626	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336% (Cost $2,534,626)	2,534,626	0.5

	Total Short-Term Investments (Cost $18,084,952)	18,084,952	3.4

	Total Investments in Securities (Cost $477,838,642)	$552,815,159	102.5
	Liabilities in Excess of Other Assets	(13,450,587)	(2.5)
	Net Assets	$539,364,572	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $478,286,204.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$110,651,253
Gross Unrealized Depreciation	(36,122,298)

Net Unrealized Appreciation	$74,528,955

Sector Diversification	Percentage of Net Assets
Financials	28.8%
Information Technology	26.1
Consumer Discretionary	16.7%
Consumer Staples	11.3
Industrials	6.4
Energy	3.5
Materials	2.9
Health Care	2.8
Utilities	0.6
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(2.5)
Net Assets	100.0%

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Argentina	$3,843,677	$–	$–	$3,843,677
Australia	–	4,569,410	–	4,569,410
Brazil	49,103,079	–	–	49,103,079
China	32,426,522	51,741,973	–	84,168,495
Hong Kong	5,867,967	22,155,342	–	28,023,309
India	37,393,950	72,960,803	–	110,354,753
Indonesia	–	18,487,864	–	18,487,864
Luxembourg	3,303,249	–	–	3,303,249
Macau	–	8,233,269	–	8,233,269
Mexico	5,730,155	–	–	5,730,155
Panama	6,237,754	–	–	6,237,754
Peru	6,279,075	–	–	6,279,075
Russia	6,094,374	24,802,468	–	30,896,842
South Africa	–	78,192,374	–	78,192,374
South Korea	–	19,759,758	–	19,759,758
Taiwan	15,973,823	29,385,591	–	45,359,414
Thailand	–	8,046,654	–	8,046,654
Turkey	–	2,325,118	–	2,325,118
United States	8,668,501	–	–	8,668,501
Total Common Stock	180,922,126	340,660,624	–	521,582,750
Preferred Stock	9,395,414	–	–	9,395,414
Warrants	–	3,752,043	–	3,752,043
Short-Term Investments	2,534,626	15,550,326	–	18,084,952
Total Investments, at fair value	$192,852,166	$359,962,993	$–	$552,815,159

(1)	For the period ended September 30, 2016, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2016, securities valued at $3,825,154 and $444,248 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Consumer Discretionary: 13.4%
10,900		Abercrombie & Fitch Co.	$173,201	0.0
100,500	@	American Axle & Manufacturing Holdings, Inc.	1,730,610	0.2
171,417		American Eagle Outfitters, Inc.	3,061,508	0.4
2,900	@	At Home Group, Inc.	43,935	0.0
198,800		Bloomin Brands, Inc.	3,427,312	0.5
117,706	L	Brinker International, Inc.	5,935,914	0.8
92,077		Brunswick Corp.	4,491,516	0.6
56,800		Caleres, Inc.	1,436,472	0.2
3,700		Capella Education Co.	214,748	0.0
39,400	@	Carrols Restaurant Group, Inc.	520,474	0.1
50,200		Cato Corp.	1,651,078	0.2
337,445		Chico's FAS, Inc.	4,015,595	0.6
36,900		Childrens Place Retail Stores, Inc.	2,947,203	0.4
119,263		Cinemark Holdings, Inc.	4,565,388	0.6
85,300		Cooper Tire & Rubber Co.	3,243,106	0.5
33,475	@	Cooper-Standard Holding, Inc.	3,307,330	0.5
346,075	@	CROCS, Inc.	2,872,422	0.4
7,200		Dana, Inc.	112,248	0.0
7,600		DineEquity, Inc.	601,844	0.1
35,195		Drew Industries, Inc.	3,449,814	0.5
251,889	@	EW Scripps Co.	4,005,035	0.6
38,200	@	Express, Inc.	450,378	0.1
15,500	@	Gray Television, Inc.	160,580	0.0
29,100	@	Helen of Troy Ltd.	2,507,547	0.3
33,940	@	Horizon Global Corp.	676,424	0.1
8,000	@	Isle of Capri Casinos, Inc.	178,240	0.0
44,100	@	K12, Inc.	632,835	0.1
5,400		Libbey, Inc.	96,390	0.0
41,500	@	Liberty TripAdvisor Holdings, Inc.	906,775	0.1
40,500		Lifetime Brands, Inc.	545,130	0.1
152,115	@	Malibu Boats, Inc.	2,266,513	0.3
99,500	@	Monarch Casino & Resort, Inc.	2,504,415	0.3
50,657		Morningstar, Inc.	4,015,580	0.6
3,900		Nacco Industries, Inc.	265,044	0.0
27,800	@	Nautilus, Inc.	631,616	0.1
6,800	L	Nexstar Broadcasting Group, Inc.	392,428	0.1
396,650		Office Depot, Inc.	1,416,041	0.2
54,793		Papa John's International, Inc.	4,320,428	0.6
19,100	@	Perry Ellis International, Inc.	368,248	0.1
140,200	L	Pier 1 Imports, Inc.	594,448	0.1
66,881		Pool Corp.	6,321,592	0.9
113,784		Rent-A-Center, Inc.	1,438,230	0.2
317,300	@	RetailMeNot, Inc.	3,138,097	0.4
115,387	@	ServiceMaster Global Holdings, Inc.	3,886,234	0.5
47,200		Sinclair Broadcast Group, Inc.	1,363,136	0.2
4,300	@	Stoneridge, Inc.	79,120	0.0
28,500	@	Tilly's, Inc.	267,615	0.0
10,600		Tower International, Inc.	255,460	0.0
229,500		Travelport Worldwide Ltd.	3,449,385	0.5
104,787	@,L	Zoe's Kitchen, Inc.	2,325,224	0.3
			97,259,906	13.4

		Consumer Staples: 3.4%
55,760		AdvancePierre Foods Holdings, Inc.	1,536,746	0.2
21,600	@	Central Garden & Pet Co.	535,680	0.1
51,900		Dean Foods Co.	851,160	0.1
7,300	@	elf Beauty, Inc.	205,276	0.0
17,797		J&J Snack Foods Corp.	2,119,979	0.3
138,680	@	Performance Food Group Co.	3,439,264	0.5
57,800		Pilgrim's Pride Corp.	1,220,736	0.2
7,843		Pinnacle Foods, Inc.	393,483	0.0
12,500	@,L	Post Holdings, Inc.	964,625	0.1
6,800		Sanderson Farms, Inc.	655,044	0.1
78,720		SpartanNash Co.	2,276,582	0.3
63,764		Spectrum Brands Holdings, Inc.	8,779,665	1.2
80,100	@	Supervalu, Inc.	399,699	0.1
4,900	@	TreeHouse Foods, Inc.	427,231	0.1
22,400	@	US Foods Holding Corp.	528,864	0.1
1,800	@	USANA Health Sciences, Inc.	249,030	0.0
6,300		Village Super Market	201,663	0.0
			24,784,727	3.4

		Energy: 3.3%
64,400		Archrock, Inc.	842,352	0.1
125,400	L	Atwood Oceanics, Inc.	1,089,726	0.1
60,700	@,L	Bill Barrett Corp.	337,492	0.0
15,900	@	Callon Petroleum Co.	249,630	0.0
12,700	@	Carrizo Oil & Gas, Inc.	515,874	0.1
15,129		Cimarex Energy Co.	2,032,884	0.3
74,500		Delek US Holdings, Inc.	1,288,105	0.2
232,200	L	Denbury Resources, Inc.	750,006	0.1
35,992	@	Dril-Quip, Inc.	2,006,194	0.3
147,100	@,L	EP Energy Corp.	644,298	0.1
16,500		Green Plains Renewable Energy, Inc.	432,300	0.1
52,300	@	Helix Energy Solutions Group, Inc.	425,199	0.1
28,300	@	Matrix Service Co.	530,908	0.1
294,844		Patterson-UTI Energy, Inc.	6,595,660	0.9
13,600	@	PHI, Inc.	247,112	0.0
6,200	@	Pioneer Energy Services Corp.	25,048	0.0
56,800	@	Renewable Energy Group, Inc.	481,096	0.1
1,300	@	Rex Stores Corp.	110,188	0.0
74,000	@	RigNet, Inc.	1,118,880	0.2

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
26,846		Superior Energy Services	$480,544	0.1
456,980	@,L	Synergy Resources Corp.	3,166,871	0.4
6,000		World Fuel Services Corp.	277,560	0.0
			23,647,927	3.3

		Financials: 20.3%
2,700		Agree Realty Corp.	133,488	0.0
9,377		American Campus Communities, Inc.	477,008	0.1
76,100		American Equity Investment Life Holding Co.	1,349,253	0.2
20,100		Armada Hoffler Properties, Inc.	269,340	0.0
15,300		Aspen Insurance Holdings Ltd.	712,827	0.1
237,523		Associated Banc-Corp.	4,653,076	0.6
31,700		Banc of California, Inc.	553,482	0.1
129,136		BankUnited, Inc.	3,899,907	0.5
137,150		BGC Partners, Inc.	1,200,062	0.2
40,700		Bluerock Residential Growth REIT, Inc.	529,100	0.1
70,600		Capstead Mortgage Corp.	665,758	0.1
16,500		Cathay General Bancorp.	507,870	0.1
18,800		Chatham Lodging Trust	361,900	0.1
16,500		Chesapeake Lodging Trust	377,850	0.1
102,600		CNO Financial Group, Inc.	1,566,702	0.2
41,200		Commerce Bancshares, Inc.	2,029,512	0.3
3,547		Community Trust Bancorp., Inc.	131,629	0.0
18,000		Coresite Realty Corp.	1,332,720	0.2
47,600		Cousins Properties, Inc.	496,944	0.1
6,800	@	CU Bancorp	155,108	0.0
26,580	@	Customers Bancorp, Inc.	668,753	0.1
33,800		DiamondRock Hospitality Co.	307,580	0.0
14,700		Dime Community Bancshares	246,372	0.0
18,700		DuPont Fabros Technology, Inc.	771,375	0.1
84,022		East-West Bancorp., Inc.	3,084,448	0.4
77,599		Eaton Vance Corp.	3,030,241	0.4
16,500		Education Realty Trust, Inc.	711,810	0.1
8,200		EPR Properties	645,668	0.1
5,300		Equity One, Inc.	162,233	0.0
6,400		Evercore Partners, Inc.	329,664	0.0
146,300	@	Ezcorp, Inc.	1,618,078	0.2
64,303		Fidelity Southern Corp.	1,182,532	0.2
10,200		Financial Institutions, Inc.	276,522	0.0
23,200		First American Financial Corp.	911,296	0.1
307,021	@	First BanCorp. Puerto Rico	1,596,509	0.2
10,100		First Business Financial Services, Inc.	237,350	0.0
46,300		First Commonwealth Financial Corp.	467,167	0.1
12,100		First Community Bancshares, Inc.	300,080	0.0
145,702		First Financial Bancorp.	3,182,132	0.4
71,950	@	First Hawaiian, Inc.	1,932,577	0.3
237,360		First Horizon National Corp.	3,614,993	0.5
89,375		First Industrial Realty Trust, Inc.	2,522,162	0.3
9,400		First Merchants Corp.	251,450	0.0
31,297		First Republic Bank	2,413,312	0.3
71,400		FirstCash, Inc.	3,361,512	0.5
75,400	@	Flagstar Bancorp, Inc.	2,092,350	0.3
24,700	@	FNFV Group	308,256	0.0
10,900	@	Franklin Financial Network, Inc.	407,660	0.1
105,000		Fulton Financial Corp.	1,524,600	0.2
100,101		Glacier Bancorp., Inc.	2,854,880	0.4
59,900		Gramercy Property Trust	577,436	0.1
119,248		Great Western Bancorp, Inc.	3,973,343	0.6
51,791		Greenhill & Co., Inc.	1,220,714	0.2
69,350		Hanmi Financial Corp.	1,826,679	0.3
12,900		HCI Group, Inc.	391,644	0.1
128,792		HFF, Inc.	3,566,250	0.5
28,400	@	Hilltop Holdings, Inc.	637,864	0.1
85,400	@	HomeStreet, Inc.	2,140,124	0.3
124,281		Hope Bancorp, Inc.	2,158,761	0.3
3,600		Horace Mann Educators Corp.	131,940	0.0
10,300		Houlihan Lokey, Inc.	258,015	0.0
265,900		Huntington Bancshares, Inc.	2,621,774	0.4
56,883		Iberiabank Corp.	3,817,987	0.5
15,000		IDT Corp.	258,600	0.0
17,200	@	Infrareit Inc.	312,008	0.0
40,400	@,L	Insmed Inc.	586,608	0.1
29,700	@	Intl. FCStone, Inc.	1,153,845	0.2
200,330		Janus Capital Group, Inc.	2,806,623	0.4
4,100		Kinsale Capital Group, Inc.	90,200	0.0
78,400		Lazard Ltd.	2,850,624	0.4
27,500		LTC Properties, Inc.	1,429,725	0.2
10,300		Maiden Holdings Ltd.	130,707	0.0
8,700		MainSource Financial Group, Inc.	217,065	0.0
2,500		MarketAxess Holdings, Inc.	413,975	0.1
15,200		Meta Financial Group, Inc.	921,272	0.1
95,439		Moelis & Co.	2,566,355	0.4
7,100		National General Holdings Corp.	157,904	0.0
96,346		National Retail Properties, Inc.	4,899,194	0.7

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
6,213		NBT Bancorp., Inc.	$204,221	0.0
44,900		New Senior Investment Group, Inc.	518,146	0.1
50,900		PacWest Bancorp	2,184,119	0.3
6,700		Parkway Properties, Inc.	113,967	0.0
17,900	@	PennyMac Financial Services, Inc.	304,479	0.0
8,400	@	Piper Jaffray Cos.	405,720	0.1
86,000		Popular, Inc.	3,286,920	0.5
21,900		Preferred Bank/Los Angeles CA	782,925	0.1
4,100		Premier Financial Bancorp, Inc.	70,274	0.0
10,800		PrivateBancorp, Inc.	495,936	0.1
90,089		ProAssurance Corp.	4,727,871	0.7
122,794		Realogy Holdings Corp.	3,175,453	0.4
120,200		Redwood Trust, Inc.	1,702,032	0.2
113,000		Retail Opportunity Investments	2,481,480	0.3
46,200		Rexford Industrial Realty, Inc.	1,057,518	0.1
234,557		RLJ Lodging Trust	4,932,734	0.7
7,500		Selective Insurance Group	298,950	0.0
5,900		Sierra Bancorp.	110,684	0.0
8,400		Southern National Bancorp of Virginia, Inc.	109,620	0.0
42,600		Stewart Information Services Corp.	1,893,570	0.3
3,000	@	Stifel Financial Corp.	115,350	0.0
4,300		Stonegate Bank	145,125	0.0
3,300	@	SVB Financial Group	364,782	0.1
235,700		TCF Financial Corp.	3,420,007	0.5
4,515		TowneBank	108,495	0.0
32,300		Trico Bancshares	864,671	0.1
31,100	@	Tristate Capital Holdings, Inc.	502,265	0.1
12,700	@	Triumph Bancorp, Inc.	251,968	0.0
160,318		Umpqua Holdings Corp.	2,412,786	0.3
8,400		United Fire Group, Inc.	355,488	0.1
22,300		Universal Insurance Holdings, Inc.	561,960	0.1
2,808		Validus Holdings Ltd.	139,895	0.0
18,000	@	Walker & Dunlop, Inc.	454,680	0.1
3,700		Washington Federal, Inc.	98,716	0.0
92,094	@	Western Alliance Bancorp.	3,457,209	0.5
47,000		Xenia Hotels & Resorts, Inc.	713,460	0.1
			147,357,810	20.3

		Health Care: 13.5%
15,900	@,L	Acceleron Pharma, Inc.	575,421	0.1
28,300	@,L	Achillion Pharmaceuticals, Inc.	229,230	0.0
22,800	@	Acorda Therapeutics, Inc.	476,064	0.1
11,300	@,L	Adamas Pharmaceuticals, Inc.	185,433	0.0
21,300	@,L	Aduro Biotech, Inc.	264,759	0.0
2,200	@	Adverum Biotechnologies, Inc.	9,042	0.0
3,500	@,L	Agios Pharmaceuticals, Inc.	184,870	0.0
22,800	@,L	AMAG Pharmaceuticals, Inc.	558,828	0.1
15,600	@	American Renal Associates Holdings, Inc.	285,012	0.0
39,800	@,L	Amicus Therapeutics, Inc.	294,520	0.0
17,400	@	Amphastar Pharmaceuticals, Inc.	330,078	0.0
4,623	@,L	Amsurg Corp.	309,972	0.0
25,200	@	Angiodynamics, Inc.	442,008	0.1
21,700	@	Audentes Therapeutics, Inc.	386,477	0.1
14,600	@,L	Bellicum Pharmaceuticals, Inc.	290,540	0.0
5,000	@	BioTelemetry, Inc.	92,850	0.0
15,600	@,L	Bluebird Bio, Inc.	1,057,368	0.2
27,300	@,L	Blueprint Medicines Corp.	810,810	0.1
6,800	@	Cambrex Corp.	302,328	0.0
38,100	@,L	Cara Therapeutics, Inc.	318,135	0.0
193,080	@	Catalent, Inc.	4,989,187	0.7
82,000	@,L	Celldex Therapeutics, Inc.	331,280	0.0
14,400	@,L	Cempra, Inc.	348,480	0.1
50,762	@	Centene Corp.	3,399,024	0.5
17,000	@,L	Clovis Oncology, Inc.	612,850	0.1
15,200	@,L	Coherus Biosciences, Inc.	407,056	0.1
18,900	@	Corvus Pharmaceuticals, Inc.	310,905	0.0
64,850	@	Cotiviti Holdings, Inc.	2,174,420	0.3
195,200	@	Cross Country Healthcare, Inc.	2,299,456	0.3
17,300	@	Cynosure, Inc.	881,262	0.1
7,600	@	Dimension Therapeutics, Inc.	60,724	0.0
30,300	@,L	Dynavax Technologies Corp.	317,847	0.0
45,700	@	Epizyme, Inc.	449,688	0.1
16,200	@	Esperion Therapeutics, Inc.	224,370	0.0
25,200	@	Exelixis, Inc.	322,308	0.0
15,000	@,L	FibroGen, Inc.	310,500	0.0
1,200	@	FivePrime Therapeutics, Inc.	62,988	0.0
12,300	@,L	Flex Pharma, Inc.	144,894	0.0
53,200	@	Glaukos Corp.	2,007,768	0.3
16,000	@	Global Blood Therapeutics, Inc.	368,800	0.1
42,340	@	HealthEquity, Inc.	1,602,569	0.2
133,278		Healthsouth Corp.	5,407,088	0.8
130,400	@	Healthways, Inc.	3,450,384	0.5
69,300	@	HMS Holdings Corp.	1,536,381	0.2
58,000	@	Horizon Pharma PLC	1,051,540	0.1
21,600	@	ICU Medical, Inc.	2,729,808	0.4
53,090	@	Idexx Laboratories, Inc.	5,984,836	0.8
11,300	@,L	Immune Design Corp.	85,654	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
31,700	@	Inogen, Inc.	$1,898,830	0.3
40,600	@,L	Karyopharm Therapeutics, Inc.	395,038	0.1
57,300		Kindred Healthcare, Inc.	585,606	0.1
46,900	@,L	Lipocine, Inc.	209,174	0.0
1,800	@	Loxo Oncology, Inc.	47,124	0.0
18,100	@	MacroGenics, Inc.	541,371	0.1
36,919	@	Magellan Health Services, Inc.	1,983,658	0.3
52,400	@	Masimo Corp.	3,117,276	0.4
13,500	@,L	Medicines Co.	509,490	0.1
75,600	@	Medidata Solutions, Inc.	4,215,456	0.6
11,100	@	Medpace Holdings, Inc.	331,446	0.0
43,700	@	Molina Healthcare, Inc.	2,548,584	0.4
18,900	@	Neurocrine Biosciences, Inc.	957,096	0.1
24,600	@	NuVasive, Inc.	1,639,836	0.2
9,800	@	Ophthotech Corp.	452,074	0.1
44,400	@	OraSure Technologies, Inc.	353,868	0.1
17,800	@	Orthofix International NV	761,306	0.1
21,150		Owens & Minor, Inc.	734,540	0.1
15,700	@	Pacira Pharmaceuticals, Inc.	537,254	0.1
75,500	@	Patheon NV	2,237,065	0.3
2,600	@	Penumbra, Inc.	197,574	0.0
29,100	@	PharMerica Corp.	816,837	0.1
26,010	@	Press Ganey Holdings, Inc.	1,050,804	0.1
11,200	@,L	Puma Biotechnology, Inc.	750,960	0.1
6,400	@	Radius Health, Inc.	346,176	0.1
15,100	@,L	Reata Pharmaceuticals, Inc.	398,036	0.1
18,900	@	Revance Therapeutics, Inc.	306,369	0.0
15,200	@	Sage Therapeutics, Inc.	699,960	0.1
15,400	@	Sarepta Therapeutics, Inc.	945,714	0.1
33,600	@	Selecta Biosciences, Inc.	478,800	0.1
6,100	@,L	Seres Therapeutics, Inc.	74,969	0.0
10,500	@,L	Spark Therapeutics, Inc.	630,630	0.1
4,700	@	Surgical Care Affiliates, Inc.	229,172	0.0
112,400	@	Synergy Pharmaceuticals, Inc.	619,324	0.1
29,800	@	Syros Pharmaceuticals, Inc.	413,326	0.1
3,600	@,L	Tesaro, Inc.	360,864	0.1
10,400	@,L	Theravance Biopharma, Inc.	376,896	0.1
11,500	@	Ultragenyx Pharmaceutical, Inc.	815,810	0.1
20,600	@	Vanda Pharmaceuticals, Inc.	342,784	0.1
21,900	@,L	Voyager Therapeutics, Inc.	263,019	0.0
95,300	@	VWR Corp.	2,702,708	0.4
44,171	@	WellCare Health Plans, Inc.	5,171,982	0.7
80,849		West Pharmaceutical Services, Inc.	6,023,251	0.8
26,300	@	Xencor, Inc.	644,087	0.1
			97,991,956	13.5

		Industrials: 18.7%
33,500		AAR Corp.	1,049,220	0.2
29,100		ABM Industries, Inc.	1,155,270	0.2
121,700		Acacia Research - Acacia Technologies	793,484	0.1
299,100	@	ACCO Brands Corp.	2,883,324	0.4
168,672		Allison Transmission Holdings, Inc.	4,837,513	0.7
92,817		Altra Industrial Motion Corp.	2,688,908	0.4
5,200	@	American Woodmark Corp.	418,964	0.1
93,480		Applied Industrial Technologies, Inc.	4,369,255	0.6
112,400		ArcBest Corp.	2,137,848	0.3
16,625	@	Atlas Air Worldwide Holdings, Inc.	711,882	0.1
12,000		Barnes Group, Inc.	486,600	0.1
71,600		Barrett Business Services, Inc.	3,552,076	0.5
130,240		Brady Corp.	4,507,606	0.6
10,300		Columbus McKinnon Corp.	183,752	0.0
9,800	@	CRA International, Inc.	260,582	0.0
119,792		Douglas Dynamics, Inc.	3,826,156	0.5
159,200	@	Eclipse Resouces Corp	523,768	0.1
30,300		Emcor Group, Inc.	1,806,486	0.3
15,000		EnerSys	1,037,850	0.1
26,600	@	Engility Holdings, Inc.	837,900	0.1
54,100		Essendant, Inc.	1,110,132	0.2
32,500		Federal Signal Corp.	430,950	0.1
29,381		G&K Services, Inc.	2,805,592	0.4
91,174	@,L	Generac Holdings, Inc.	3,309,616	0.5
223,300		General Cable Corp.	3,345,034	0.5
111,500		Global Brass & Copper Holdings, Inc.	3,221,235	0.5
10,800		Greenbrier Cos., Inc.	381,240	0.1
20,900	@	Hawaiian Holdings, Inc.	1,015,740	0.1
55,501	@	HC2 Holdings, Inc.	302,480	0.0
12,100		Heico Corp. - Class A	732,171	0.1
110,909		Herman Miller, Inc.	3,171,997	0.4
4,100		Hurco Cos, Inc.	115,087	0.0
8,000		Hyster-Yale Materials Handling, Inc.	481,040	0.1
37,100		Insperity, Inc.	2,694,944	0.4
33,600		Interface, Inc.	560,784	0.1
19,500		Joy Global, Inc.	540,930	0.1
15,300		Kadant, Inc.	797,283	0.1
88,975		KAR Auction Services, Inc.	3,840,161	0.5
4,000		Kelly Services, Inc.	76,880	0.0
6,600		Kennametal, Inc.	191,532	0.0
24,700		Kimball International, Inc.	319,618	0.0
133,766		Knight Transportation, Inc.	3,837,747	0.5
66,900		Landstar System, Inc.	4,554,552	0.6

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
43,400		Lincoln Electric Holdings, Inc.	$2,717,708	0.4
66,700	@	Mastec, Inc.	1,983,658	0.3
3,400		Matson, Inc.	135,592	0.0
217,200	@	Meritor, Inc.	2,417,436	0.3
6,600	@	Moog, Inc.	392,964	0.1
48,600	@	NCI Building Systems, Inc.	709,074	0.1
11,300	@	Orion Group Holdings, Inc.	77,405	0.0
7,700		Park-Ohio Holdings Corp.	280,665	0.0
15,800		Powell Industries, Inc.	632,790	0.1
42,447	@	Proto Labs, Inc.	2,543,000	0.4
130,300		Quad/Graphics, Inc.	3,481,616	0.5
57,927	@	RBC Bearings, Inc.	4,430,257	0.6
6,800		Regal-Beloit Corp.	404,532	0.1
111,455	@	Rexnord Corp.	2,386,252	0.3
100,900	@,L	Seadrill LTD	239,133	0.0
5,900	@	SiteOne Landscape Supply, Inc.	211,987	0.0
113,400		Skywest, Inc.	2,994,894	0.4
2,500		Standex International Corp.	232,175	0.0
61,900		Steelcase, Inc.	859,791	0.1
199,386		Toro Co.	9,339,240	1.3
20,100	@	Trimas Corp.	374,061	0.1
79,400	@	TriNet Group, Inc.	1,717,422	0.2
65,300	@	TrueBlue, Inc.	1,479,698	0.2
26,700	@	Tutor Perini Corp.	573,249	0.1
25,000		Universal Forest Products, Inc.	2,462,250	0.3
5,200		Universal Truckload Services, Inc.	69,784	0.0
43,814		US Ecology, Inc.	1,964,620	0.3
105,100	@	Vectrus, Inc.	1,600,673	0.2
7,800		Viad Corp.	287,586	0.0
3,400		VSE Corp.	115,566	0.0
172,000	@	Wabash National Corp.	2,449,280	0.3
15,400	@	WageWorks, Inc.	938,014	0.1
52,805		Waste Connections, Inc.	3,944,534	0.5
25,105		Watsco, Inc.	3,537,295	0.5
32,000		West Corp.	706,560	0.1
77,300	@	YRC Worldwide, Inc.	952,336	0.1
			135,548,286	18.7

		Information Technology: 13.4%
195,400	@	A10 Networks, Inc.	2,088,826	0.3
3,500	@,L	Acacia Communications, Inc.	361,480	0.1
24,900	@	Advanced Energy Industries, Inc.	1,178,268	0.2
166,100	@,L	Advanced Micro Devices, Inc.	1,147,751	0.2
60,100	@	Alpha & Omega Semiconductor Ltd.	1,305,372	0.2
60,300	@	Amkor Technology, Inc.	586,116	0.1
48,800	@	Aspen Technology, Inc.	2,283,352	0.3
41,400	@	AVG Technologies	1,035,414	0.1
7,500		Bel Fuse, Inc.	181,050	0.0
70,243	@	Benchmark Electronics, Inc.	1,752,563	0.2
17,010		Blackbaud, Inc.	1,128,443	0.2
3,800	@	Blackhawk Network Holdings, Inc.	114,646	0.0
63,100		Cabot Microelectronics Corp.	3,338,621	0.5
19,300	@	Carbonite, Inc.	296,448	0.0
35,900	@	Cirrus Logic, Inc.	1,908,085	0.3
60,000		Cohu, Inc.	704,400	0.1
96,188	@	CoreLogic, Inc.	3,772,493	0.5
18,400	@	Cornerstone OnDemand, Inc.	845,480	0.1
203,431		Cypress Semiconductor Corp.	2,473,721	0.3
81,550		Emcore Corp.	464,835	0.1
22,900	@	Euronet Worldwide, Inc.	1,873,907	0.3
4,800		EVERTEC, Inc.	80,544	0.0
111,963	@	Everyday Health, Inc.	860,995	0.1
18,100	@	ExlService Holdings, Inc.	902,104	0.1
566,000	@	Extreme Networks, Inc.	2,541,340	0.4
15,256		Factset Research Systems, Inc.	2,472,998	0.3
30,100	@,L	First Solar, Inc.	1,188,649	0.2
65,000	@	Five9, Inc.	1,019,200	0.1
90,360	@	GrubHub, Inc.	3,884,576	0.5
54,565	@	Guidewire Software, Inc.	3,272,809	0.5
53,111	@	Imperva, Inc.	2,852,592	0.4
96,900	@	Insight Enterprises, Inc.	3,154,095	0.4
73,750	@	Instructure, Inc.	1,871,037	0.3
132,100		IXYS Corp.	1,591,805	0.2
57,475	@	Kimball Electronics, Inc.	796,603	0.1
5,100		Littelfuse, Inc.	656,931	0.1
9,000	@	Manhattan Associates, Inc.	518,580	0.1
17,400		Methode Electronics, Inc.	608,478	0.1
7,530	@	MicroStrategy, Inc.	1,260,823	0.2
123,660		Monotype Imaging Holdings, Inc.	2,734,123	0.4
9,600	@	Nanometrics, Inc.	214,464	0.0
29,700	@	NeoPhotonics Corp.	485,298	0.1
19,498	@	NetSuite, Inc.	2,158,234	0.3
61,900	@	Nutanix, Inc.	2,290,300	0.3
10,000	@	PDF Solutions, Inc.	181,700	0.0
50,400		Pegasystems, Inc.	1,486,296	0.2
98,400	@	Planet Payment, Inc.	365,064	0.1
18,360	@	PTC, Inc.	813,532	0.1
112,822	@	Q2 Holdings, Inc.	3,233,479	0.4
6,400	@	Qualys, Inc.	244,416	0.0
17,800	@	Rapid7, Inc.	314,170	0.0
14,000	@	Rudolph Technologies, Inc.	248,360	0.0
141,400	@	Sanmina Corp.	4,025,658	0.6
11,400		Science Applications International Corp.	790,818	0.1
115,700	@	Sigma Designs, Inc.	901,303	0.1
28,744	@	Splunk, Inc.	1,686,698	0.2
29,200	@	Sykes Enterprises, Inc.	821,396	0.1
96,600	@,L	Take-Two Interactive Software, Inc.	4,354,728	0.6
10,300	@	Tech Data Corp.	872,513	0.1
64,600	@	TiVo Corp.	1,258,408	0.2

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
16,200	@,L	Trade Desk, Inc./The	$473,202	0.1
19,370	@	Tyler Technologies, Inc.	3,316,725	0.5
161,500	@	Ultra Clean Holdings	1,196,715	0.2
175,220	@,L	Unisys Corp.	1,706,643	0.2
9,200	@	Vasco Data Security Intl.	162,012	0.0
13,200	@	Web.com Group, Inc.	227,964	0.0
62,400	@	Xactly Corp.	918,528	0.1
116,800	@	Xcerra Corp.	707,808	0.1
17,000	@	Zendesk, Inc.	522,070	0.1
			97,088,055	13.4

		Materials: 5.1%
6,600		AEP Industries, Inc.	721,842	0.1
114,900	@,L	AK Steel Holding Corp.	554,967	0.1
103,949		Aptargroup, Inc.	8,046,692	1.1
19,700	@	Berry Plastics Group, Inc.	863,845	0.1
27,900	@	Boise Cascade Co.	708,660	0.1
40,800		Commercial Metals Co.	660,552	0.1
93,566	@	Crown Holdings, Inc.	5,341,683	0.7
6,600		FutureFuel Corp.	74,448	0.0
84,424	@	GCP Applied Technologies, Inc.	2,390,888	0.3
73,300		Graphic Packaging Holding Co.	1,025,467	0.2
36,900		Innophos Holdings, Inc.	1,440,207	0.2
2,600		Innospec, Inc.	158,106	0.0
26,100		Minerals Technologies, Inc.	1,845,009	0.3
29,600	@	Omnova Solutions, Inc.	249,824	0.0
12,610		Quaker Chemical Corp.	1,335,777	0.2
71,200	@	Ryerson Holding Corp.	803,848	0.1
40,500		Schweitzer-Mauduit International, Inc.	1,561,680	0.2
77,068		Silgan Holdings, Inc.	3,898,870	0.5
70,500		Trinseo SA	3,987,480	0.6
20,100	@	Valvoline, Inc.	472,149	0.1
8,950		Worthington Industries, Inc.	429,869	0.1
			36,571,863	5.1

		Real Estate: 2.4%
24,700		American Assets Trust, Inc.	1,071,486	0.1
215,600		Ashford Hospitality Trust, Inc.	1,269,884	0.2
20,100		CubeSmart	547,926	0.1
5,100		CyrusOne, Inc.	242,607	0.0
17,456		DCT Industrial Trust, Inc.	847,489	0.1
20,025		DDR Corp.	349,036	0.1
11,500		Easterly Government Properties, Inc.	219,420	0.0
62,217		EastGroup Properties, Inc.	4,576,682	0.6
6,600		Franklin Street Properties Corp.	83,160	0.0
11,100		Government Properties Income Trust	251,082	0.0
15,000		Highwoods Properties, Inc.	781,800	0.1
12,100		Hudson Pacific Properties, Inc.	397,727	0.1
1,200		Life Storage, Inc.	106,728	0.0
36,507		Mid-America Apartment Communities, Inc.	3,431,293	0.5
3,700		PS Business Parks, Inc.	420,209	0.1
18,600		RAIT Financial Trust	62,868	0.0
5,900		Ramco-Gershenson Properties	110,566	0.0
100,600		Summit Hotel Properties, Inc.	1,323,896	0.2
5,300		Sun Communities, Inc.	415,944	0.1
78,303		Sunstone Hotel Investors, Inc.	1,001,495	0.1
			17,511,298	2.4

		Telecommunication Services: 0.6%
13,100	@	8x8, Inc.	202,133	0.0
133,100		Inteliquent, Inc.	2,148,234	0.3
87,600	@	RingCentral, Inc.	2,072,616	0.3
			4,422,983	0.6

		Utilities: 3.0%
4,200		American States Water Co.	168,210	0.0
22,600		Atlantic Power Corp.	55,822	0.0
4,900	L	Consolidated Water Co., Ltd.	56,938	0.0
32,500	@,L	Dynegy, Inc.	402,675	0.1
3,200		El Paso Electric Co.	149,664	0.0
13,600		Idacorp, Inc.	1,064,608	0.1
6,900		MGE Energy, Inc.	389,919	0.0
28,200		New Jersey Resources Corp.	926,652	0.1
76,363		NorthWestern Corp.	4,393,164	0.6
197,275		Portland General Electric Co.	8,401,942	1.2
6,600		Southwest Gas Corp.	461,076	0.1
40,400	L	Spark Energy, Inc.	1,176,852	0.2
248,300	@	Talen Energy Corp.	3,438,955	0.5
135,200		TerraForm Global, Inc.	555,672	0.1
4,600		Westar Energy, Inc.	261,050	0.0
			21,903,199	3.0

	Total Common Stock (Cost $577,405,090)		704,088,010	97.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.8%
	Securities Lending Collateralcc: 4.7%
8,172,540	Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $8,172,856, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $8,336,317, due 02/01/21-08/01/46)	$8,172,540	1.2
8,172,540	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $8,172,903, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $8,335,991, due 11/01/16-07/20/66)	8,172,540	1.1
8,081,124	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $8,081,469, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $8,242,747, due 10/13/16-09/09/49)	8,081,124	1.1
1,426,612	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $1,426,671, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $1,455,144, due 03/01/26-09/01/46)	1,426,612	0.2
8,172,500	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $8,172,903, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $8,336,341, due 04/15/18-09/09/49)	8,172,500	1.1
		34,025,316	4.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.1%
22,493,004	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336% (Cost $22,493,004)	22,493,004	3.1

	Total Short-Term Investments (Cost $56,518,320)	56,518,320	7.8

	Total Investments in Securities (Cost $633,923,410)	$760,606,330	104.9
	Liabilities in Excess of Other Assets	(35,719,878)	(4.9)
	Net Assets	$724,886,452	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $636,473,030.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$157,233,390
Gross Unrealized Depreciation	(33,100,090)

Net Unrealized Appreciation	$124,133,300

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$704,088,010	$–	$–	$704,088,010
Short-Term Investments	22,493,004	34,025,316	–	56,518,320
Total Investments, at fair value	$726,581,014	$34,025,316	$–	$760,606,330
Other Financial Instruments+
Futures	405,567	–	–	405,567
Total Assets	$726,986,581	$34,025,316	$–	$761,011,897

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2016, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	114	12/16/16	$14,230,620	$405,567
			$14,230,620	$405,567

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$405,567
Total Asset Derivatives		$405,567

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.6%
	France: 10.4%
159,610	L'Oreal S.A.	$30,167,966	6.8
133,315	Pernod Ricard SA	15,789,138	3.6
		45,957,104	10.4

	Germany: 3.0%
146,457	SAP SE	13,393,911	3.0

	Italy: 1.2%
456,914	Davide Campari-Milano S.p.A.	5,149,195	1.2

	Japan: 2.5%
275,600	Japan Tobacco, Inc.	11,281,749	2.5

	Netherlands: 0.9%
222,960	Relx NV	3,988,059	0.9

	Switzerland: 4.7%
264,586	Nestle S.A.	20,892,790	4.7

	United Kingdom: 25.5%
528,848	British American Tobacco PLC	33,727,660	7.6
462,177	Experian PLC	9,233,308	2.1
354,367	Reckitt Benckiser Group PLC	33,361,665	7.5
322,729	Relx PLC	6,120,033	1.4
651,551	Unilever PLC	30,831,289	6.9
		113,273,955	25.5

	United States: 49.4%
177,435	Accenture PLC	21,677,234	4.9
308,465	Altria Group, Inc.	19,504,242	4.4
150,887	Automatic Data Processing, Inc.	13,308,233	3.0
203,527	Coca-Cola Co.	8,613,263	1.9
65,555	International Flavors & Fragrances, Inc.	9,372,398	2.1
52,145	Intuit, Inc.	5,736,471	1.3
589,558	Microsoft Corp.	33,958,541	7.6
41,853	Moody's Corp.	4,531,843	1.0
225,343	Nike, Inc.	11,864,309	2.7
122,801	Philip Morris International, Inc.	11,938,713	2.7
420,104	Reynolds American, Inc.	19,807,904	4.5
125,553	Time Warner, Inc.	9,995,274	2.3
298,145	Twenty-First Century Fox, Inc. - Class A	7,221,072	1.6
367,567	Twenty-First Century Fox, Inc. - Class B	9,093,608	2.0
239,757	Visa, Inc. - Class A	19,827,904	4.5
139,722	Walt Disney Co.	12,974,585	2.9
		219,425,594	49.4

	Total Common Stock (Cost $351,277,839)	433,362,357	97.6

SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
5,305,017	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336%
	(Cost $5,305,017)	5,305,017	1.2

	Total Short-Term Investments (Cost $5,305,017)	5,305,017	1.2

	Total Investments in Securities (Cost $356,582,856)	$438,667,374	98.8
	Assets in Excess of Other Liabilities	5,110,400	1.2
	Net Assets	$443,777,774	100.0

Cost for federal income tax purposes is $357,120,576.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$88,819,098
Gross Unrealized Depreciation	(7,272,300)

Net Unrealized Appreciation	$81,546,798

Industry Diversification	Percentage of Net Assets
Agriculture	21.7%
Cosmetics/Personal Care	13.7
Software	11.9
Media	11.1
IT Services	7.9
Household Products/Wares	7.5
Diversified Financial Services	5.5
Food Products	4.7
Beverages	3.6
Apparel	2.7
Materials	2.1
Commercial Services	2.1
Consumer Staples	1.9
Beverage & Tobacco	1.2
Short-Term Investments	1.2
Assets in Excess of Other Liabilities	1.2
Net Assets	100.0%

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
France	$–	$45,957,104	$–	$45,957,104
Germany	–	13,393,911	–	13,393,911
Italy	–	5,149,195	–	5,149,195
Japan	–	11,281,749	–	11,281,749
Netherlands	–	3,988,059	–	3,988,059
Switzerland	–	20,892,790	–	20,892,790
United Kingdom	–	113,273,955	–	113,273,955
United States	219,425,594	–	–	219,425,594
Total Common Stock	219,425,594	213,936,763	–	433,362,357
Short-Term Investments	5,305,017	–	–	5,305,017
Total Investments, at fair value	$224,730,611	$213,936,763	$–	$438,667,374

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 62.8%
		Consumer Discretionary: 8.6%
112,800	@	Amazon.com, Inc.	$94,448,568	1.5
767,600		ARAMARK Holdings Corp.	29,191,828	0.5
114,717	@	Autozone, Inc.	88,141,660	1.4
1,684,800		Comcast Corp. – Class A	111,769,632	1.8
202,643		Compass Group PLC	3,924,495	0.1
1,992,892		Johnson Controls International plc	92,729,264	1.5
1,877,196	@	Liberty Global PLC - Class C	62,022,556	1.0
620,300		Lowe's Cos, Inc.	44,791,863	0.7
22,208	@	O'Reilly Automotive, Inc.	6,220,683	0.1
			533,240,549	8.6

		Consumer Staples: 9.1%
1,280,000		Altria Group, Inc.	80,934,400	1.3
1,011,300		CVS Health Corp.	89,995,587	1.5
423,129		Kraft Heinz Co.	37,874,277	0.6
1,742,279		Mondelez International, Inc.	76,486,048	1.2
813,968		PepsiCo, Inc.	88,535,299	1.4
1,011,800		Philip Morris International, Inc.	98,367,196	1.6
1,133,888		Walgreens Boots Alliance, Inc.	91,414,051	1.5
			563,606,858	9.1

		Energy: 0.6%
1,099,900		Canadian Natural Resources Ltd.	35,240,796	0.6

		Financials: 9.0%
326,900		American Tower Corp.	37,047,577	0.6
3,336,300		Bank of New York Mellon Corp.	133,051,644	2.1
602,642		Julius Baer Group Ltd.	24,564,877	0.4
3,220,000		Marsh & McLennan Cos., Inc.	216,545,000	3.5
418,049		State Street Corp.	29,108,752	0.5
900,886		Willis Towers Watson PLC	119,610,634	1.9
			559,928,484	9.0

		Health Care: 18.4%
2,899,600		Abbott Laboratories	122,624,084	2.0
760,700		Aetna, Inc.	87,822,815	1.4
684,138		Becton Dickinson & Co.	122,960,123	2.0
125,475	@	Biogen, Inc.	39,277,439	0.6
401,200		Cigna Corp.	52,284,384	0.9
2,182,116		Danaher Corp.	171,056,073	2.8
74,713	@	Henry Schein, Inc.	12,176,725	0.2
195,850		Humana, Inc.	34,643,907	0.6
98,362	@	Medtronic PLC	8,497,433	0.1
1,232,411		PerkinElmer, Inc.	69,150,581	1.1
1,113,500		Pfizer, Inc.	37,714,245	0.6
1,212,568		Thermo Fisher Scientific, Inc.	192,871,066	3.1
629,224		UnitedHealth Group, Inc.	88,091,360	1.4
1,866,489		Zoetis, Inc.	97,076,093	1.6
			1,136,246,328	18.4

		Industrials: 4.5%
140,300		Boeing Co.	18,483,122	0.3
2,116,774		Capita Group PLC	18,336,890	0.3
909,708		Fortive Corp.	46,304,137	0.7
104,900		IDEX Corp.	9,815,493	0.2
852,889	@	IHS Markit Ltd.	32,025,982	0.5
1,037,993		Pentair PLC	66,680,670	1.1
658,180		Relx PLC	12,481,319	0.2
260,584		Roper Technologies, Inc.	47,548,763	0.8
724,044	@	Sensata Technologies Holdings N.V.	28,078,426	0.4
			279,754,802	4.5

		Information Technology: 8.8%
20,100	@	Alphabet, Inc. - Class A	16,161,606	0.3
139,131	@	Alphabet, Inc. - Class C	108,145,135	1.7
597,100		Apple, Inc.	67,502,155	1.1
841,214	@	Fiserv, Inc.	83,675,557	1.3
147,085	@	FleetCor Technologies, Inc.	25,553,077	0.4
172,619		Mastercard, Inc.	17,567,436	0.3
2,825,900		Microsoft Corp.	162,771,840	2.6
250,823		Texas Instruments, Inc.	17,602,758	0.3
580,100		Visa, Inc. - Class A	47,974,270	0.8
			546,953,834	8.8

		Materials: 0.6%
499,096		LyondellBasell Industries NV - Class A	40,257,083	0.6

		Telecommunication Services: 0.7%
370,871	@	SBA Communications Corp.	41,596,891	0.7

		Utilities: 2.5%
273,524		Edison International	19,762,109	0.3
2,168,052		PG&E Corp.	132,619,741	2.2
			152,381,850	2.5

	Total Common Stock
	(Cost $3,288,104,386)		3,889,207,475	62.8

PREFERRED STOCK: 2.5%
		Financials: 1.2%
316,265	@	American Tower Corp.	34,749,617	0.6
250,000	@,L,P	Charles Schwab Corp. - Series C	6,882,500	0.1
23,000	@,L,P	Charles Schwab Corp. - Series D	626,060	0.0
165,000	@,P	State Street Corp. - Series E	4,418,700	0.1
90,000	@,P	State Street Corp. - Series G	2,412,900	0.0
205,000	@,P	US Bancorp - Series F	5,260,300	0.1
166,000	@,P	US Bancorp - Series G	4,999,920	0.1
11,000	@	Wells Fargo & Co.	14,394,600	0.2
			73,744,597	1.2

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Utilities: 1.3%
397,622	@	DTE Energy Co.	$20,103,476	0.3
435,945	@	NextEra Energy, Inc.	21,710,061	0.4
189,375	@,P	SCE Trust I	4,846,106	0.1
29,790	@,P	SCE Trust II	758,155	0.0
324,305	@,P	SCE Trust III	9,768,067	0.2
540,000	@,L,P	SCE Trust IV	15,665,400	0.2
175,000	@,P	SCE Trust V	5,195,750	0.1
			78,047,015	1.3

	Total Preferred Stock
	(Cost $140,122,375)		151,791,612	2.5

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.1%
			Basic Materials: 0.1%
	6,130,000		Cytec Industries, Inc., 3.950%, 05/01/25	6,206,355	0.1

			Cable & Satellite Television: 0.5%
	29,850,000		UPC Financing Partnership, 4.080%, 07/25/24	30,013,250	0.5

			Communications: 4.7%
	7,190,000		Amazon.com, Inc., 2.600%, 12/05/19	7,469,720	0.1
	12,200,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	12,779,500	0.2
	5,075,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	5,385,844	0.1
	15,500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.625%, 01/31/22	16,275,000	0.3
	4,250,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.375%, 09/15/20	4,393,437	0.1
	2,725,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	2,850,808	0.0
	4,437,750		Charter Communications Operating LLC Term Loan E, 3.000%, 07/01/20	4,454,085	0.1
	3,937,420		Charter Communications Operating LLC Term Loan F, 3.000%, 01/03/21	3,950,271	0.1
	1,050,000		DISH DBS Corp., 4.250%, 04/01/18	1,078,875	0.0
	30,319,466		Intelsat Jackson Holdings SA - TL B2, 3.750%, 06/30/19	28,944,266	0.5
	2,500,000		Lamar Media Corp., 5.875%, 02/01/22	2,615,625	0.0
	6,600,000		Level 3 Financing, Inc., 5.375%, 08/15/22	6,921,750	0.1
	5,600,000		Level 3 Financing, Inc., 5.625%, 02/01/23	5,838,000	0.1
	5,250,000	#	Sirius XM Radio, Inc., 5.750%, 08/01/21	5,498,194	0.1
	750,000	#	Sirius XM Radio, Inc., 5.875%, 10/01/20	772,035	0.0
	9,439,679		Telesat Canada, 3.500%, 03/28/19	9,466,166	0.2
CAD	7,740,000		Telesat Canada, 4.430%, 03/28/19	5,888,553	0.1
	9,100,000		Time Warner Cable LLC, 6.750%, 07/01/18	9,891,472	0.2
	1,400,000		T-Mobile USA, Inc., 5.250%, 09/01/18	1,421,000	0.0
	20,225,000		T-Mobile USA, Inc., 6.542%, 04/28/20	20,932,875	0.3
	8,825,000		T-Mobile USA, Inc., 6.625%, 11/15/20	9,078,719	0.1
	11,550,000	#	Unitymedia GmbH, 6.125%, 01/15/25	12,170,812	0.2
	21,050,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 01/15/23	21,865,687	0.4
EUR	8,800,000	#	UPC Holding BV, 6.375%, 09/15/22	10,515,733	0.2
	37,300,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	39,165,000	0.6
	550,000	#	Virgin Media Finance PLC, 6.000%, 10/15/24	571,318	0.0
	6,200,000	#	Virgin Media Secured Finance PLC, 5.250%, 01/15/26	6,324,000	0.1
	17,662,500	#	Virgin Media Secured Finance PLC, 5.375%, 04/15/21	18,479,391	0.3
GBP	2,227,500	#	Virgin Media Secured Finance PLC, 6.000%, 04/15/21	3,004,449	0.0
	14,500,000	#	Ziggo Secured Finance BV, 5.500%, 01/15/27	14,500,000	0.2
				292,502,585	4.7

			Consumer, Cyclical: 4.5%
	18,825,000		AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	20,001,562	0.3
	665,000		AutoZone, Inc., 1.625%, 04/21/19	667,584	0.0
	2,895,000		AutoZone, Inc., 2.500%, 04/15/21	2,951,742	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
10,375,000		Cedar Fair L.P. / Canadas Wonderland Co. / Magnum Management Corp., 5.250%, 03/15/21	$10,749,942	0.2
3,319,880		Continental Airlines, Inc., 4.150%, 10/11/25	3,548,122	0.1
720,300		Continental Airlines, Inc., 6.250%, 10/11/21	773,422	0.0
1,374,366		Continental Airlines, Inc., 7.250%, 11/10/19	1,571,932	0.0
992,909		Delta Air Lines, 5.300%, 10/15/20	1,063,653	0.0
1,043,179		Delta Air Lines, 7.750%, 06/17/21	1,180,775	0.0
11,600,000		Dollar Tree, Inc., 5.750%, 03/01/23	12,542,500	0.2
525,000		Dollar Tree, Inc. - TL B2 1L, 4.250%, 07/06/22	527,256	0.0
12,600,000		Ford Motor Credit Co. LLC, 1.405%, 12/06/17	12,558,521	0.2
4,250,000		Ford Motor Credit Co. LLC, 1.724%, 12/06/17	4,255,125	0.1
3,855,000		Ford Motor Credit Co. LLC, 2.145%, 01/09/18	3,876,191	0.1
8,650,000		Ford Motor Credit Co. LLC, 2.375%, 03/12/19	8,757,718	0.1
10,350,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	10,519,254	0.2
3,750,000		Ford Motor Credit Co. LLC, 5.000%, 05/15/18	3,937,605	0.1
10,022,039		Hilton Worldwide Finance LLC - TL B 1L, 3.500%, 10/25/20	10,078,413	0.2
10,050,000		Hilton Worldwide Holdings, Inc., 5.625%, 10/15/21	10,352,234	0.2
733,456		Kasima LLC - Term Loan B, 3.340%, 05/17/21	735,061	0.0
6,800,000		Levi Strauss & Co., 6.875%, 05/01/22	7,242,000	0.1
15,325,000		L Brands, Inc., 6.625%, 04/01/21	17,738,687	0.3
3,250,000		L Brands, Inc., 7.000%, 05/01/20	3,761,875	0.1
8,250,000		L Brands, Inc., 8.500%, 06/15/19	9,673,125	0.2
870,000		McDonald's Corp., 2.100%, 12/07/18	883,718	0.0
4,175,000		Restaurant Brands 1st Lien Term Loan B1, 3.750%, 12/10/21	4,206,730	0.1
13,525,000		Rite Aid Corp., 6.750%, 06/15/21	14,271,404	0.2
19,075,000		Rite Aid Corp., 9.250%, 03/15/20	20,147,969	0.3
11,776,000	#	Six Flags Entertainment Corp., 5.250%, 01/15/21	12,161,664	0.2
3,275,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	3,408,047	0.1
6,125,000		Tesla Motors, Inc., 1.250%, 03/01/21	5,267,500	0.1
2,834,104		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24	3,213,165	0.0
377,082		US Airways 2010-1 Class B Pass Through Trust, 8.500%, 10/22/18	391,694	0.0
513,590		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/26	560,455	0.0
813,728		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	885,947	0.0
2,976,318		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/27	3,158,617	0.0
929,325		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	967,660	0.0
4,680,000		Walgreens Boots Alliance, Inc., 1.750%, 05/30/18	4,707,383	0.1
19,350,000		Yum! Brands, Inc. - TL B 1L, 3.281%, 06/16/23	19,533,128	0.3
15,350,000	L	Yum! Brands, Inc., 3.750%, 11/01/21	15,637,812	0.3
5,150,000	L	Yum! Brands, Inc., 3.875%, 11/01/20	5,314,182	0.1
2,150,000	L	Yum! Brands, Inc., 3.875%, 11/01/23	2,125,812	0.0
450,000		Yum! Brands, Inc., 5.300%, 09/15/19	488,250	0.0
450,000		Yum! Brands, Inc., 6.250%, 03/15/18	480,375	0.0
			276,875,811	4.5

		Consumer, Non-cyclical: 4.9%
5,025,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	5,077,677	0.1
2,925,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	3,021,519	0.1
6,410,000		Anheuser-Busch InBev Finance, Inc., 2.017%, 02/01/21	6,582,916	0.1
5,460,000		B&G Foods, Inc., 4.625%, 06/01/21	5,651,100	0.1
3,805,000		Becton Dickinson & Co., 2.675%, 12/15/19	3,932,148	0.1
5,525,000		Becton Dickinson and Co., 1.800%, 12/15/17	5,553,614	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Consumer, Non-cyclical: (continued)
	5,600,000		Centene Corp., 4.750%, 05/15/22	$5,810,000	0.1
	8,535,000		Centene Corp., 5.625%, 02/15/21	9,089,775	0.2
	11,100,000		Centene Corp., 6.125%, 02/15/24	12,071,250	0.2
	9,325,000		Chobani LLC - TL B 1L, 09/30/23	9,278,384	0.1
	12,877,237		DaVita HealthCare Partners, Inc. Term Loan B, 3.500%, 06/24/21	12,969,798	0.2
	40,941,000		DaVita HealthCare Partners, Inc., 5.750%, 08/15/22	43,039,226	0.7
EUR	1,910,566		Jacobs Douwe Egberts Term Loan B 1L, 4.250%, 07/02/22	2,173,195	0.0
	14,975,128		Jacobs Douwe Egberts Term Loan B 1L, 4.250%, 07/02/22	15,181,036	0.3
	3,920,000		Ecolab, Inc., 2.000%, 01/14/19	3,967,526	0.1
	3,735,000		Eli Lilly & Co., 1.250%, 03/01/18	3,744,028	0.1
	12,543,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	13,656,191	0.2
	4,175,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	4,749,062	0.1
	1,297,000	#	Fresenius Medical Care US Finance, Inc., 5.750%, 02/15/21	1,459,125	0.0
	4,975,000		Grifols Worldwide Operations Ltd., 5.250%, 04/01/22	5,174,000	0.1
	3,000,000		HCA, Inc., 3.750%, 03/15/19	3,101,250	0.1
	2,675,000		HCA, Inc., 4.250%, 10/15/19	2,795,375	0.1
	23,375,000		HCA, Inc., 6.500%, 02/15/20	25,946,250	0.4
	15,150,000		HCA, Inc., 8.000%, 10/01/18	16,949,063	0.3
	5,050,000	#	Hologic, Inc., 5.250%, 07/15/22	5,378,250	0.1
	7,695,000	#	IHS Markit Ltd., 5.000%, 11/01/22	8,180,555	0.1
	2,190,000		Johnson & Johnson, 1.125%, 11/21/17	2,193,802	0.0
	2,315,000		Kroger Co., 2.000%, 01/15/19	2,345,683	0.0
	7,945,000		Medtronic, Inc., 1.500%, 03/15/18	7,982,270	0.1
	4,860,000		Medtronic, Inc., 2.500%, 03/15/20	5,028,700	0.1
	1,640,000		PepsiCo, Inc., 1.250%, 04/30/18	1,643,882	0.0
	15,000,000		Pfizer, Inc., 1.200%, 06/01/18	15,027,300	0.2
	8,210,805		Pinnacle Foods Finance LLC - TL G 1L, 3.250%, 04/29/20	8,260,842	0.1
	7,318,063		Pinnacle Foods Finance LLC - TL H 1L, 3.250%, 04/29/20	7,359,878	0.1
	1,125,000		Service Corp. International/US, 5.375%, 05/15/24	1,198,125	0.0
	3,825,000		Spectrum Brands, Inc., 6.625%, 11/15/22	4,159,688	0.1
	1,850,000		Teleflex, Inc., 4.875%, 06/01/26	1,919,375	0.0
	1,025,000	#	TreeHouse Foods, Inc., 6.000%, 02/15/24	1,108,281	0.0
	2,680,000		UnitedHealth Group, Inc., 1.400%, 12/15/17	2,688,193	0.0
	4,525,000		WellCare Health Plans, Inc., 5.750%, 11/15/20	4,674,891	0.1
				300,123,223	4.9

			Electronics/Electrical: 0.0%
	1,970,063		Avago Technologies Cayman Ltd., 3.524%, 02/01/23	1,995,920	0.0

			Energy: 3.2%
	1,935,000		Canadian Natural Resources Ltd., 1.750%, 01/15/18	1,932,856	0.0
	8,925,000		Chevron Corp., 1.365%, 03/02/18	8,942,341	0.1
	11,150,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	11,596,000	0.2
	7,812,000		Concho Resources, Inc., 5.500%, 10/01/22	8,144,010	0.1
	23,250,000		Concho Resources, Inc., 5.500%, 04/01/23	24,092,812	0.4
	9,800,000	L	Diamondback Energy, Inc., 7.625%, 10/01/21	10,394,125	0.2
	3,645,000		EQT Corp., 8.125%, 06/01/19	4,168,674	0.1
	3,745,000		Equitable Resources, Inc., 6.500%, 04/01/18	3,926,779	0.1
	5,450,000		Matador Resources Co., 6.875%, 04/15/23	5,668,000	0.1
	26,014,000		MPLX L.P., 4.500%, 07/15/23	26,568,254	0.4
	3,050,000		MPLX L.P., 4.875%, 12/01/24	3,161,459	0.1
	20,320,000		MPLX L.P., 5.500%, 02/15/23	21,011,022	0.3
	1,145,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,146,153	0.0
	6,750,000		Range Resources Corp., 4.875%, 05/15/25	6,513,750	0.1
	12,700,000	#,L	Range Resources Corp., 5.000%, 03/15/23	12,477,750	0.2
	6,475,000	#	Range Resources Corp., 5.750%, 06/01/21	6,588,313	0.1
	4,975,000	#,L	Range Resources Corp., 5.000%, 08/15/22	4,975,000	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
10,335,000		Shell International Finance BV, 1.266%, 05/11/20	$10,352,342	0.2
6,675,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	6,483,094	0.1
7,275,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	7,402,313	0.1
10,400,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 02/01/21	10,790,000	0.2
2,400,000		Targe Resources Partners, 4.125%, 11/15/19	2,445,600	0.0
			198,780,647	3.2

		Financial: 3.1%
6,135,000		American Tower Corp., 3.300%, 02/15/21	6,420,247	0.1
6,150,000		Bank of New York Mellon Corp., 4.625%, 12/29/49	6,073,125	0.1
8,750,000		Bank of New York Mellon Corp., 4.950%, 06/20/20	8,936,742	0.1
1,800,000		CBRE Services, Inc., 5.000%, 03/15/23	1,896,766	0.0
14,832,000		Crown Castle International Corp., 4.875%, 04/15/22	16,582,176	0.3
24,600,000		Crown Castle International Corp., 5.250%, 01/15/23	27,947,814	0.5
22,371,000	#	Hockey Merger Sub 2, Inc., 7.875%, 10/01/21	22,874,348	0.4
32,952,891		HUB International Ltd., 4.000%, 10/02/20	32,986,371	0.5
4,150,000	#	HUB International Ltd, 9.250%, 02/15/21	4,338,825	0.1
2,275,000	#	Iron Mountain, Inc., 4.375%, 06/01/21	2,362,446	0.0
6,250,000		Iron Mountain, Inc., 5.750%, 08/15/24	6,453,125	0.1
8,500,000	#	Iron Mountain, Inc., 6.000%, 10/01/20	8,988,750	0.1
15,110,000		JPMorgan Chase & Co., 5.300%, 12/29/49	15,355,538	0.3
2,170,000		Marsh & McLennan Cos, Inc., 2.350%, 03/06/20	2,210,010	0.0
1,115,000		Marsh & McLennan Cos, Inc., 3.300%, 03/14/23	1,170,718	0.0
175,000		Regions Bank/Birmingham AL, 7.500%, 05/15/18	190,501	0.0
6,640,000		State Street Corp., 5.250%, 12/29/49	7,021,800	0.1
4,200,000		Trinity Acquisition PLC, 4.400%, 03/15/26	4,409,588	0.1
18,565,000		Visa, Inc., 1.200%, 12/14/17	18,610,373	0.3
			194,829,263	3.1

		Industrial: 1.4%
1,016,000		Case New Holland, Inc., 7.875%, 12/01/17	1,084,580	0.0
2,190,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	2,237,437	0.0
3,600,000		Caterpillar Financial Services Corp., 1.250%, 11/06/17	3,599,957	0.1
9,950,000		CNH Industrial Capital LLC, 3.625%, 04/15/18	10,149,000	0.2
3,525,000		CNH Industrial Capital LLC, 3.875%, 07/16/18	3,595,500	0.1
1,765,000		Harris Corp., 1.999%, 04/27/18	1,775,661	0.0
9,455,000		Manitowoc Foodservice, Inc., 5.750%, 03/04/23	9,590,802	0.2
775,000		Manitowoc Foodservice, Inc., 9.500%, 02/15/24	887,375	0.0
1,250,000	#	Moog, Inc., 5.250%, 12/01/22	1,300,000	0.0
15,050,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	15,539,125	0.2
1,925,000		Reynolds Group Issuer, Inc., 6.875%, 02/15/21	1,997,191	0.0
151,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	155,719	0.0
15,600,000		SBA Communications Corp., 4.875%, 07/15/22	16,185,000	0.3
9,000,000	#	SBA Communications Corp., 4.875%, 09/01/24	9,090,000	0.1
10,770,000		SBA Communications Corp., 5.625%, 10/01/19	11,072,960	0.2
850,000		Xylem, Inc./NY, 4.875%, 10/01/21	928,585	0.0
			89,188,892	1.4

		Technology: 1.3%
6,840,000		Fiserv, Inc., 2.700%, 06/01/20	7,059,201	0.1
1,450,000	#,L	IMS Health, Inc., 6.000%, 11/01/20	1,472,656	0.0
10,844,495		Kronos, Inc. 2nd Lien Term Loan B, 9.750%, 04/30/20	11,083,074	0.2
6,078,700		Kronos, Inc., 4.500%, 10/30/19	6,104,346	0.1
2,750,000	#	MSCI, Inc., 5.250%, 11/15/24	2,925,037	0.1
800,000	#	MSCI, Inc., 5.750%, 08/15/25	858,000	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Technology: (continued)
	35,133,000	#	NXP BV / NXP Funding LLC, 3.750%, 06/01/18	$36,230,906	0.6
	1,050,000	#	NXP BV / NXP Funding LLC, 4.125%, 06/15/20	1,116,938	0.0
	10,150,000	#	NXP BV / NXP Funding LLC, 5.750%, 02/15/21	10,632,125	0.2
	2,306,093		NXP BV TL B 1L, 3.750%, 12/07/20	2,313,300	0.0
				79,795,583	1.3

			Utilities: 0.4%
	4,270,000		Berkshire Hathaway Energy Co., 2.400%, 02/01/20	4,377,433	0.1
	970,000		CMS Energy Corp., 8.750%, 06/15/19	1,148,032	0.0
	865,000		Dominion Resources, Inc./VA, 2.962%, 07/01/19	888,362	0.0
	4,000,000		Southern California Gas Co., 3.200%, 06/15/25	4,270,860	0.1
	7,000,000		Southern Co/The, 1.550%, 07/01/18	7,029,883	0.1
	3,210,000		Southern Co/The, 1.850%, 07/01/19	3,237,166	0.1
	2,445,000		Virginia Electric & Power Co., 3.150%, 01/15/26	2,591,629	0.0
				23,543,365	0.4

		Total Corporate Bonds/Notes
		(Cost $1,470,757,400)		1,493,854,894	24.1

ASSET-BACKED SECURITIES: 0.2%
			Other Asset-Backed Securities: 0.2%
	2,674,275	#	DB Master Finance LLC 2015-1 A2I, 3.262%, 02/20/45	2,695,166	0.0
	6,315,000	#	Taco Bell Funding LLC, 3.832%, 05/25/46	6,421,129	0.1
	3,974,850	#	Wendys Funding LLC 2015-1A A2I, 3.371%, 06/15/45	4,004,496	0.1

		Total Asset-Backed Securities
		(Cost $12,964,125)		13,120,791	0.2

		Total Long-Term Investments
		(Cost $4,911,948,286)		5,547,974,772	89.6

SHORT-TERM INVESTMENTS: 10.8%
			Corporate Bonds/Notes: 1.7%
	3,525,000		American Honda Finance Corp., 0.950%, 05/05/17	3,525,444	0.1
	1,795,000		Amphenol Corp., 1.550%, 09/15/17	1,797,886	0.0
	1,925,000	#	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 5.625%, 12/15/16	1,927,406	0.0
	3,900,000		Centene Corp., 5.750%, 06/01/17	4,002,375	0.1
	2,080,000		CMS Energy Corp., 6.550%, 07/17/17	2,160,517	0.0
	8,420,000		CNH Industrial Capital LLC, 3.250%, 02/01/17	8,472,625	0.1
	12,625,000		CNH Industrial Capital LLC, 6.250%, 11/01/16	12,665,223	0.2
	9,032,000		DISH DBS Corp., 4.625%, 07/15/17	9,212,640	0.2
	8,450,000		Ford Motor Credit Co. LLC, 1.361%, 09/08/17	8,453,946	0.1
	17,815,000		Ford Motor Credit Co. LLC, 1.461%, 03/27/17	17,838,320	0.3
	13,175,000		Ford Motor Credit Co. LLC, 1.483%, 03/27/17	13,185,869	0.2
	3,100,000		Ford Motor Credit Co. LLC, 4.250%, 02/03/17	3,129,996	0.1
	3,850,000		Ford Motor Credit Co. LLC, 6.625%, 08/15/17	4,018,784	0.1
	1,895,000		National Rural Utilities Cooperative Finance Corp., 0.950%, 04/24/17	1,892,826	0.0
	2,440,000		Otter Tail Corp., 9.000%, 12/15/16	2,470,886	0.0
	74,000		Synovus Financial Corp., 5.125%, 06/15/17	75,295	0.0
CAD	1,198,125		Telesat Canada, 4.400%, 03/28/17	915,802	0.0
	4,615,000	#	Telesat Canada, 6.000%, 05/15/17	4,626,538	0.1
	3,430,000		Time Warner Cable LLC, 5.850%, 05/01/17	3,516,107	0.1
				103,888,485	1.7

			Securities Lending Collateralcc: 0.1%
	1,745,678		Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $1,745,745, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $1,780,661, due 02/01/21-08/01/46)	1,745,678	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,745,678	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $1,745,755, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,780,592, due 11/01/16-07/20/66)	$1,745,678	0.0
1,745,678	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $1,745,753, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,780,592, due 10/13/16-09/09/49)	1,745,678	0.0
367,390	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $367,405, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $374,738, due 03/01/26-09/01/46)	367,390	0.0
1,745,700	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $1,745,786, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $1,780,698, due 04/15/18-09/09/49)	1,745,700	0.1
		7,350,124	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 9.0%
554,560,108	T. Rowe Price Reserve Investment Fund, 0.320%††
	(Cost $554,560,108)	554,560,108	9.0

	Total Short-Term Investments
	(Cost $665,668,730)	665,798,717	10.8

	Total Investments in Securities (Cost $5,577,617,016)	$6,213,773,489	100.4
	Liabilities in Excess of Other Assets	(22,540,916)	(0.4)
	Net Assets	$6,191,232,573	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound

Cost for federal income tax purposes is $5,584,249,974.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$664,005,029
Gross Unrealized Depreciation	(34,481,514)

Net Unrealized Appreciation	$629,523,515

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$529,316,054	$3,924,495	$–	$533,240,549
Consumer Staples	563,606,858	–	–	563,606,858
Energy	35,240,796	–	–	35,240,796
Financials	535,363,607	24,564,877	–	559,928,484
Health Care	1,136,246,328	–	–	1,136,246,328
Industrials	248,936,593	30,818,209	–	279,754,802
Information Technology	546,953,834	–	–	546,953,834
Materials	40,257,083	–	–	40,257,083
Telecommunication Services	41,596,891	–	–	41,596,891
Utilities	152,381,850	–	–	152,381,850
Total Common Stock	3,829,899,894	59,307,581	–	3,889,207,475
Preferred Stock	88,295,779	63,495,833	–	151,791,612
Corporate Bonds/Notes	–	1,493,854,894	–	1,493,854,894
Short-Term Investments	554,560,108	111,238,609	–	665,798,717
Asset-Backed Securities	–	13,120,791	–	13,120,791
Total Investments, at fair value	$4,472,755,781	$1,741,017,708	$–	$6,213,773,489
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(33,624,314)	$–	$(33,624,314)
Total Liabilities	$–	$(33,624,314)	$–	$(33,624,314)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2016, the following over-the-counter written options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Securities
49	Deutsche Bank AG	Alphabet, Inc. - Class A	800.000	USD	01/20/17	$160,127	$(192,570)
152	Deutsche Bank AG	Alphabet, Inc. - Class A	900.000	USD	01/20/17	307,906	(32,072)
105	Citigroup, Inc.	Alphabet, Inc. - Class C	880.000	USD	01/19/18	399,544	(433,650)
105	Citigroup, Inc.	Alphabet, Inc. - Class C	920.000	USD	01/19/18	280,745	(311,850)
106	Citigroup, Inc.	Alphabet, Inc. - Class C	940.000	USD	01/19/18	238,369	(262,350)
298	Deutsche Bank AG	Alphabet, Inc. - Class C	800.000	USD	01/20/17	451,253	(715,200)
82	Deutsche Bank AG	Alphabet, Inc. - Class C	820.000	USD	01/20/17	151,405	(131,200)
82	Deutsche Bank AG	Alphabet, Inc. - Class C	840.000	USD	01/20/17	115,628	(87,576)
121	Deutsche Bank AG	Alphabet, Inc. - Class C	900.000	USD	01/19/18	409,317	(427,009)
206	Morgan Stanley	Alphabet, Inc. - Class C	795.000	USD	01/20/17	559,627	(537,660)
2,505	Citigroup, Inc.	Altria Group, Inc.	65.000	USD	01/20/17	414,583	(330,660)
2,505	Citigroup, Inc.	Altria Group, Inc.	67.500	USD	01/20/17	261,964	(147,795)
298	Citigroup, Inc.	American Tower Corp.	105.000	USD	01/20/17	91,486	(321,840)
579	Citigroup, Inc.	American Tower Corp.	110.000	USD	01/20/17	191,601	(428,460)
850	Citigroup, Inc.	American Tower Corp.	115.000	USD	01/20/17	209,303	(348,500)
1,241	Citigroup, Inc.	Apple, Inc.	105.000	USD	01/20/17	299,093	(1,278,230)
1,241	Citigroup, Inc.	Apple, Inc.	110.000	USD	01/20/17	185,666	(868,700)
3,489	Citigroup, Inc.	Apple, Inc.	115.000	USD	01/20/17	627,577	(1,535,160)
79	Deutsche Bank AG	Autozone, Inc.	840.000	USD	01/20/17	136,915	(58,460)
4,810	Deutsche Bank AG	Bank of New York Mellon Corp.	45.000	USD	01/20/17	1,218,191	(177,970)
3,298	Deutsche Bank AG	Bank of New York Mellon Corp.	47.000	USD	01/20/17	798,116	(77,503)
467	Deutsche Bank AG	Boeing Co.	160.000	USD	01/20/17	349,214	(3,736)
468	Deutsche Bank AG	Boeing Co.	165.000	USD	01/20/17	275,733	(2,808)
468	Deutsche Bank AG	Boeing Co.	170.000	USD	01/20/17	213,907	(2,340)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
4,703	Citigroup, Inc.	Comcast Corp.- Class A	62.500	USD	01/20/17	$1,587,693	$(2,393,827)
6,617	Citigroup, Inc.	Comcast Corp.- Class A	65.000	USD	01/20/17	1,479,324	(2,249,780)
1,153	RBC Capital Markets	Comcast Corp.- Class A	70.000	USD	01/20/17	175,648	(112,994)
4,375	RBC Capital Markets	Comcast Corp.- Class A	72.500	USD	01/20/17	437,458	(201,250)
747	Citigroup, Inc.	CVS Health Corp.	115.000	USD	01/20/17	189,525	(1,494)
667	JPMorgan Chase & Co.	CVS Health Corp.	100.000	USD	01/20/17	403,610	(23,345)
981	JPMorgan Chase & Co.	CVS Health Corp.	105.000	USD	01/20/17	340,032	(10,791)
1,689	JPMorgan Chase & Co.	CVS Health Corp.	110.000	USD	01/20/17	343,254	(6,756)
1,571	Citigroup, Inc.	Danaher Corp.	92.500	USD	01/20/17	685,036	(1,987,315)
1,571	Citigroup, Inc.	Danaher Corp.	95.000	USD	01/20/17	529,820	(1,618,130)
709	Deutsche Bank AG	Danaher Corp.	100.000	USD	01/20/17	206,292	(439,580)
1,957	Deutsche Bank AG	Danaher Corp.	105.000	USD	01/20/17	567,576	(606,670)
1,248	Deutsche Bank AG	Danaher Corp.	110.000	USD	01/20/17	258,304	(143,520)
502	Deutsche Bank AG	Danaher Corp.	115.000	USD	01/20/17	95,380	(15,060)
1,491	Deutsche Bank AG	Danaher Corp.	87.500	USD	01/20/17	207,994	(26,092)
411	Citigroup, Inc.	Lowe's Cos, Inc.	80.000	USD	01/20/17	92,126	(19,728)
411	Citigroup, Inc.	Lowe's Cos, Inc.	82.500	USD	01/20/17	68,247	(9,864)
1,961	Citigroup, Inc.	Lowe's Cos, Inc.	85.000	USD	01/20/17	343,931	(19,610)
751	Citigroup, Inc.	Lowe's Cos, Inc.	87.500	USD	01/20/17	157,644	(3,755)
1,522	Citigroup, Inc.	Lowe's Cos, Inc.	90.000	USD	01/20/17	185,304	(5,327)
2,790	Citigroup, Inc.	LyondellBasell Industries NV - Class A	87.500	USD	01/20/17	673,733	(563,580)
1,100	Citigroup, Inc.	LyondellBasell Industries NV - Class A	90.000	USD	01/20/17	292,095	(149,600)
1,100	Citigroup, Inc.	LyondellBasell Industries NV - Class A	92.500	USD	01/20/17	224,122	(96,250)
5,095	Deutsche Bank AG	Microsoft Corp.	57.500	USD	01/20/17	714,646	(1,283,940)
913	Deutsche Bank AG	Microsoft Corp.	60.000	USD	01/20/17	140,156	(122,342)
5,313	Deutsche Bank AG	Microsoft Corp.	62.500	USD	01/20/17	976,332	(324,093)
7,939	Deutsche Bank AG	Microsoft Corp.	65.000	USD	01/20/17	987,126	(182,597)
671	Citigroup, Inc.	PepsiCo., Inc.	100.000	USD	01/20/17	256,322	(644,160)
1,471	Citigroup, Inc.	PepsiCo., Inc.	105.000	USD	01/20/17	445,628	(838,470)
2,367	Citigroup, Inc.	PepsiCo., Inc.	110.000	USD	01/20/17	375,475	(598,851)
7,392	RBC Capital Markets	Pfizer, Inc.	35.000	USD	01/20/17	769,781	(480,480)
3,743	RBC Capital Markets	Pfizer, Inc.	36.000	USD	01/20/17	428,189	(131,005)
477	Deutsche Bank AG	Phillip Morris International, Inc.	110.000	USD	01/20/17	61,676	(8,586)
1,219	Deutsche Bank AG	Phillip Morris International, Inc.	92.500	USD	01/20/17	353,455	(847,205)
2,267	Deutsche Bank AG	Phillip Morris International, Inc.	95.000	USD	01/20/17	510,759	(1,178,840)
2,267	Deutsche Bank AG	Phillip Morris International, Inc.	97.500	USD	01/20/17	339,145	(816,120)
1,049	Citigroup, Inc.	Texas Instruments, Inc.	55.000	USD	01/20/17	362,671	(1,618,083)
1,049	Citigroup, Inc.	Texas Instruments, Inc.	60.000	USD	01/20/17	218,716	(1,122,430)
410	Citigroup, Inc.	Texas Instruments, Inc.	72.500	USD	01/20/17	88,523	(83,230)
206	Citigroup, Inc.	Thermo Fisher Scientific Inc.	155.000	USD	01/20/17	104,916	(189,520)
349	Deutsche Bank AG	Thermo Fisher Scientific Inc.	160.000	USD	01/20/17	150,419	(216,380)
959	Deutsche Bank AG	Thermo Fisher Scientific Inc.	165.000	USD	01/20/17	326,928	(364,420)
1,548	Deutsche Bank AG	Thermo Fisher Scientific Inc.	170.000	USD	01/20/17	380,177	(284,832)
1,561	Deutsche Bank AG	United Health Group Inc.	140.000	USD	01/20/17	517,026	(928,795)
1,305	Deutsche Bank AG	United Health Group Inc.	145.000	USD	01/20/17	383,477	(430,650)
148	Deutsche Bank AG	United Health Group Inc.	155.000	USD	01/20/17	33,836	(13,690)
2,901	Citigroup, Inc.	Visa, Inc. - Class A	87.500	USD	01/20/17	596,366	(411,942)
1,007	Citigroup, Inc.	Visa, Inc. - Class A	90.000	USD	01/20/17	161,363	(83,581)
574	Citigroup, Inc.	Visa, Inc. - Class A	95.000	USD	01/19/18	192,003	(202,048)
2,811	Deutsche Bank AG	Visa, Inc. - Class A	85.000	USD	01/20/17	575,681	(671,829)
1,213	Morgan Stanley	Zoetis, Inc.	55.000	USD	01/20/17	210,480	(128,578)
		Total Written OTC Options				$28,552,690	$(33,624,314)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Written options	$33,624,314
Total Liability Derivatives		$33,624,314

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2016:

	Citigroup, Inc.	Deutsche Bank AG	JPMorgan Chase & Co.	Morgan Stanley	RBC Capital Markets	Totals
Liabilities:
Written options	$21,177,770	$10,813,685	$40,892	$666,238	$925,729	$33,624,314
Total Liabilities	$21,177,770	$10,813,685	$40,892	$666,238	$925,729	$33,624,314

Net OTC derivative instruments by counterparty, at fair value	$(21,177,770)	$(10,813,685)	$(40,892)	$(666,238)	$(925,729)	$(33,624,314)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(21,177,770)	$(10,813,685)	$(40,892)	$(666,238)	$(925,729)	$(33,624,314)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Consumer Discretionary: 11.0%
147,600		Carnival Corp.	$7,205,832	0.7
190,900		Comcast Corp. – Class A	12,664,306	1.2
203,575		Coty, Inc - Class A	4,784,013	0.4
145,309		General Motors Co.	4,616,467	0.4
446,591		Johnson Controls International plc	20,779,879	1.9
203,600		Kohl's Corp.	8,907,500	0.8
217,500		Las Vegas Sands Corp.	12,514,950	1.2
161,300		Macy's, Inc.	5,976,165	0.6
336,700		Mattel, Inc.	10,195,276	1.0
651,900		News Corp - Class A	9,113,562	0.9
104,500		Staples, Inc.	893,475	0.1
14,566		Time Warner, Inc.	1,159,599	0.1
505,700		Twenty-First Century Fox, Inc. - Class B	12,511,018	1.2
60,100		Walt Disney Co.	5,580,886	0.5
			116,902,928	11.0

		Consumer Staples: 5.0%
298,700		Archer-Daniels-Midland Co.	12,596,179	1.2
391,400		Avon Products, Inc.	2,215,324	0.2
239,069		Diageo PLC	6,847,753	0.6
74,900		Kellogg Co.	5,802,503	0.6
9,900		McCormick & Co., Inc.	989,208	0.1
116,000		PepsiCo, Inc.	12,617,320	1.2
24,300		Philip Morris International, Inc.	2,362,446	0.2
137,900		Wal-Mart Stores, Inc.	9,945,348	0.9
			53,376,081	5.0

		Energy: 11.0%
17,200		Anadarko Petroleum Corp.	1,089,792	0.1
184,175		Apache Corp.	11,763,257	1.1
280,200		Canadian Natural Resources Ltd.	8,977,608	0.8
106,790		Chevron Corp.	10,990,827	1.0
47,340		EQT Corp.	3,437,831	0.3
315,424		Exxon Mobil Corp.	27,530,207	2.6
188,100		Hess Corp.	10,085,922	1.0
107,000		Occidental Petroleum Corp.	7,802,440	0.7
8,228	L	PrairieSky Royalty Ltd.	169,126	0.0
339,300		Royal Dutch Shell PLC - Class A ADR	16,988,751	1.6
17,100		Targa Resources Corp.	839,781	0.1
378,300	L	Total S.A. ADR	18,044,910	1.7
			117,720,452	11.0

		Financials: 23.0%
215,400		American Express Co.	13,794,216	1.3
130,100		Ameriprise Financial, Inc.	12,980,077	1.2
589,619		Bank of America Corp.	9,227,537	0.9
207,700		Bank of New York Mellon Corp.	8,283,076	0.8
15,825		Chubb Ltd.	1,988,411	0.2
281,400		Citigroup, Inc.	13,290,522	1.2
357,700		Fifth Third Bancorp	7,318,542	0.7
484,044		JPMorgan Chase & Co.	32,232,490	3.0
449,000		Keycorp	5,464,330	0.5
401,800		Loews Corp.	16,534,070	1.5
193,400		Marsh & McLennan Cos., Inc.	13,006,150	1.2
361,600		Metlife, Inc.	16,065,888	1.5
570,200		Morgan Stanley	18,280,612	1.7
188,900		Northern Trust Corp.	12,843,311	1.2
85,300		PNC Financial Services Group, Inc.	7,684,677	0.7
251,900		Rayonier, Inc.	6,685,426	0.6
1,689,327	@	Royal Bank of Scotland Group PLC	3,910,889	0.4
211,000		State Street Corp.	14,691,930	1.4
72,400		US Bancorp	3,105,236	0.3
255,100		Wells Fargo & Co.	11,295,828	1.1
291,251		Weyerhaeuser Co.	9,302,557	0.9
29,809		Willis Towers Watson PLC	3,957,741	0.4
86,600		XL Group Ltd.	2,912,358	0.3
			244,855,874	23.0

		Health Care: 9.1%
102,664		Anthem, Inc.	12,864,826	1.2
47,300		Becton Dickinson & Co.	8,501,229	0.8
153,200		Bristol-Myers Squibb Co.	8,260,544	0.8
68,400		Gilead Sciences, Inc.	5,411,808	0.5
304,098		GlaxoSmithKline PLC	6,476,809	0.6
163,700		Johnson & Johnson	19,337,881	1.8
37,800		Medtronic PLC	3,265,920	0.3
162,400		Merck & Co., Inc.	10,135,384	0.9
676,976		Pfizer, Inc.	22,929,177	2.2
			97,183,578	9.1

		Industrials: 10.8%
152,200		Boeing Co.	20,050,828	1.9
10,300		Canadian Pacific Railway Ltd	1,572,810	0.2
52,400		Cummins, Inc.	6,715,060	0.6
54,600		Deere & Co.	4,660,110	0.4
207,500		Emerson Electric Co.	11,310,825	1.1
118,412		Flowserve Corp.	5,712,195	0.5
689,600		General Electric Co.	20,425,952	1.9
96,100		Illinois Tool Works, Inc.	11,516,624	1.1
9,800		Norfolk Southern Corp.	951,188	0.1
113,300		Pentair PLC	7,278,392	0.7
82,900		Southwest Airlines Co.	3,223,981	0.3
95,300		Union Pacific Corp.	9,294,609	0.9
88,700		United Parcel Service, Inc. - Class B	9,700,232	0.9
23,800		United Technologies Corp.	2,418,080	0.2
			114,830,886	10.8

		Information Technology: 11.2%
139,700		Analog Devices, Inc.	9,003,665	0.8
35,300		Apple, Inc.	3,990,665	0.4
441,900		Applied Materials, Inc.	13,323,285	1.2
54,300		CA, Inc.	1,796,244	0.2

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
442,200		Cisco Systems, Inc.	$14,026,584	1.3
154,400		Harris Corp.	14,144,584	1.3
393,400		Microsoft Corp.	22,659,840	2.1
214,000		Qualcomm, Inc.	14,659,000	1.4
63,900		TE Connectivity Ltd.	4,113,882	0.4
175,700		Texas Instruments, Inc.	12,330,626	1.2
156,000		Western Digital Corp.	9,121,320	0.9
			119,169,695	11.2

		Materials: 4.8%
268,400		CF Industries Holdings, Inc.	6,535,540	0.6
239,100		Du Pont E I de Nemours & Co.	16,012,527	1.5
250,193		International Paper Co.	12,004,260	1.1
139,400		Nucor Corp.	6,893,330	0.7
74,000		Vulcan Materials Co.	8,416,020	0.8
27,842		WestRock Co.	1,349,780	0.1
			51,211,457	4.8

		Real Estate: 0.5%
85,600		Equity Residential	5,506,648	0.5

		Telecommunication Services: 2.8%
190,110		CenturyLink, Inc.	5,214,717	0.5
380,324	@	Telefonica S.A.	3,846,254	0.4
323,058		Verizon Communications, Inc.	16,792,555	1.6
1,226,300		Vodafone Group PLC	3,516,918	0.3
			29,370,444	2.8

		Utilities: 7.8%
951,200		AES Corp.	12,222,920	1.2
137,200		Edison International	9,912,700	0.9
85,727		Entergy Corp.	6,577,833	0.6
283,200		Exelon Corp.	9,427,728	0.9
300,700		FirstEnergy Corp.	9,947,156	0.9
10,258		Great Plains Energy, Inc.	279,941	0.0
523,200		NiSource, Inc.	12,614,352	1.2
228,300		PG&E Corp.	13,965,111	1.3
208,300		Xcel Energy, Inc.	8,569,462	0.8
			83,517,203	7.8

	Total Common Stock (Cost $834,731,870)		1,033,645,246	97.0

PREFERRED STOCK: 0.8%
		Utilities: 0.8%
28,450	@	DTE Energy Co.	1,422,500	0.1
32,472	@	Great Plains Energy, Inc.	1,671,984	0.2
114,659	@	NextEra Energy, Inc.	5,710,018	0.5

	Total Preferred Stock (Cost $8,654,337)		8,804,502	0.8

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.2%
		Consumer, Non-cyclical: 0.0%
100,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20	98,000	0.0
100,000	#	VPI Escrow Corp., 6.375%, 10/15/20	94,250	0.0
265,000	#	VRX Escrow Corp., 5.875%, 05/15/23	230,399	0.0
			422,649	0.0

		Technology: 0.2%
1,575,000	#	Western Digital Corp., 10.500%, 04/01/24	1,832,906	0.2

	Total Corporate Bonds/Notes (Cost $1,970,011)		2,255,555	0.2

	Total Long-Term Investments (Cost $845,356,218)		1,044,705,303	98.0

SHORT-TERM INVESTMENTS: 1.7%
		Securities Lending Collateralcc: 0.1%
36,593		Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $36,595, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $37,325, due 11/01/16-07/20/66)	36,593	0.0
670,000		State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $670,033, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $683,432, due 04/15/18-09/09/49)	670,000	0.1
			706,593	0.1

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
17,374,608	T. Rowe Price Reserve Investment Fund, 0.320%††
	(Cost $17,374,608)	$17,374,608	1.6

	Total Short-Term Investments (Cost $18,081,201)	18,081,201	1.7

	Total Investments in Securities (Cost $863,437,419)	$1,062,786,504	99.7
	Assets in Excess of Other Liabilities	3,355,100	0.3
	Net Assets	$1,066,141,604	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $873,272,759.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$232,496,881
Gross Unrealized Depreciation	(42,983,136)

Net Unrealized Appreciation	$189,513,745

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$116,902,928	$–	$–	$116,902,928
Consumer Staples	46,528,328	6,847,753	–	53,376,081
Energy	117,720,452	–	–	117,720,452
Financials	240,944,985	3,910,889	–	244,855,874
Health Care	90,706,769	6,476,809	–	97,183,578
Industrials	114,830,886	–	–	114,830,886
Information Technology	119,169,695	–	–	119,169,695
Materials	51,211,457	–	–	51,211,457
Real Estate	5,506,648	–	–	5,506,648
Telecommunication Services	22,007,272	7,363,172	–	29,370,444
Utilities	83,517,203	–	–	83,517,203
Total Common Stock	1,009,046,623	24,598,623	–	1,033,645,246
Preferred Stock	5,710,018	3,094,484	–	8,804,502

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Corporate Bonds/Notes	$–	$2,255,555	$–	$2,255,555
Short-Term Investments	17,374,608	706,593	–	18,081,201
Total Investments, at fair value	$1,032,131,249	$30,655,255	$–	$1,062,786,504

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.7%
		Australia: 3.4%
186,677		Amcor Ltd.	$2,174,286	1.0
151,623		Brambles Ltd.	1,397,592	0.6
10,854		CSL Ltd.	892,532	0.4
869,719		South32 Ltd.	1,620,479	0.7
71,207		Woodside Petroleum Ltd.	1,578,859	0.7
			7,663,748	3.4

		Belgium: 0.5%
18,541	@	KBC Group NV	1,082,353	0.5

		Brazil: 0.8%
45,308		BB Seguridade Participacoes SA	417,951	0.2
106,700		Tim Participacoes SA ADR	1,306,008	0.6
			1,723,959	0.8

		Canada: 2.3%
19,932		Alimentation Couche-Tard, Inc.	965,949	0.4
62,000		Canadian Natural Resources Ltd.	1,981,996	0.9
13,700		Canadian Pacific Railway Ltd.	2,090,478	0.9
7,200	@	Valeant Pharmaceuticals International, Inc. - CAD	176,659	0.1
516	@	Valeant Pharmaceuticals International, Inc. - USD	12,668	0.0
			5,227,750	2.3

		China: 5.2%
12,667	@	58.com, Inc. ADR	603,709	0.3
15,121	@	Alibaba Group Holding Ltd. ADR	1,599,651	0.7
6,250	@	Baidu, Inc. ADR	1,137,937	0.5
799,000		China Mengniu Diary Co., Ltd.	1,495,449	0.7
600,000		China Overseas Land & Investment Ltd.	2,062,798	0.9
25,600	@	Ctrip.com International Ltd. ADR	1,192,192	0.6
123,000		Tencent Holdings Ltd.	3,419,650	1.5
			11,511,386	5.2

		Denmark: 0.5%
50,635		GN Store Nord	1,091,908	0.5

		Finland: 1.3%
65,863		Sampo OYJ	2,926,142	1.3

		France: 4.2%
12,357		Air Liquide SA	1,325,129	0.6
36,279		BNP Paribas	1,865,969	0.8
1,141		Dassault Aviation SA	1,266,373	0.6
2,425		Iliad SA	509,099	0.2
25,271		Sanofi	1,924,420	0.9
35,397		Schneider Electric SE	2,462,365	1.1
			9,353,355	4.2

		Germany: 5.6%
41,158		Bayer AG	4,133,531	1.9
23,316		Brenntag AG	1,274,200	0.6
32,125		Fresenius SE & Co. KGaA	2,566,208	1.1
11,236		Linde AG	1,909,239	0.9
6,960		Merck KGaA	750,744	0.3
19,888	#,@	Scout24 AG	669,889	0.3
23,594		Wirecard AG	1,225,650	0.5
			12,529,461	5.6

		Hong Kong: 4.7%
666,400		AIA Group Ltd.	4,481,369	2.0
313,740		CK Hutchison Holdings Ltd.	4,010,302	1.8
32,400		Jardine Matheson Holdings Ltd.	1,963,764	0.9
			10,455,435	4.7

		India: 5.1%
48,951		Axis Bank Ltd.	399,239	0.2
39,771		Axis Bank Ltd. GDR	1,598,794	0.7
136,106		Housing Development Finance Corp.	2,854,824	1.3
76,982		Infosys Ltd.	1,197,242	0.5
873,683		NTPC Ltd.	1,945,248	0.9
465,167		Power Grid Corp. of India Ltd.	1,235,039	0.6
57,127		Tata Consultancy Services Ltd.	2,087,711	0.9
			11,318,097	5.1

		Indonesia: 1.6%
1,745,300		Bank Central Asia Tbk PT	2,105,126	1.0
4,754,100	@	Sarana Menara Nusantara Tbk PT	1,420,657	0.6
			3,525,783	1.6

		Ireland: 0.3%
42,890		James Hardie Industries SE	671,503	0.3

		Italy: 0.6%
202,981		Banca Mediolanum SpA	1,345,802	0.6

		Japan: 15.2%
51,000		Air Water, Inc.	963,065	0.4
222,900		Astellas Pharma, Inc.	3,481,488	1.6
46,000		Chugai Pharmaceutical Co., Ltd.	1,662,633	0.7
41,200	L	CyberAgent, Inc.	1,224,851	0.5
8,900		Fanuc Ltd.	1,503,348	0.7
107,300		Inpex Corp.	975,622	0.4
82,300		Japan Tobacco, Inc.	3,368,969	1.5
25,400	L	Kansai Paint Co., Ltd.	556,784	0.3
27,200		Koito Manufacturing Co., Ltd.	1,323,815	0.6
198,000		Mitsubishi Electric Corp.	2,537,709	1.1

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
75,800		Nippon Telegraph & Telephone Corp.	$3,466,788	1.6
43,700		Olympus Corp.	1,526,063	0.7
57,100		Seven & I Holdings Co., Ltd.	2,699,419	1.2
224,400	L	Sumitomo Corp.	2,512,078	1.1
37,200	L	Suzuki Motor Corp.	1,246,015	0.6
11,300		Taiyo Nippon Sanso Corp.	117,902	0.1
72,200		Tokio Marine Holdings, Inc.	2,768,869	1.2
511,600		Yahoo! Japan Corp.	2,040,676	0.9
			33,976,094	15.2

		Malaysia: 0.5%
1,524,600		Astro Malaysia Holdings Bhd	1,006,446	0.5

		Mexico: 1.0%
248,503		Grupo Financiero Santander Mexico SAB de CV ADR	2,186,826	1.0

		Netherlands: 5.3%
96,610	@,L	Altice NV - A	1,730,250	0.8
17,730		ASML Holding NV	1,943,057	0.8
43,524		Airbus Group SE	2,639,795	1.2
133,118		ING Groep NV	1,643,432	0.7
19,600	@	NXP Semiconductor NV - NXPI - US	1,999,396	0.9
75,819		Royal Dutch Shell PLC - Class B	1,965,650	0.9
			11,921,580	5.3

		South Korea: 2.9%
2,489		LG Household & Health Care Ltd.	2,166,046	1.0
2,710		NAVER Corp.	2,181,721	1.0
1,483		Samsung Electronics Co., Ltd.	2,160,379	0.9
			6,508,146	2.9

		Spain: 2.6%
48,049		Amadeus IT Holding S.A.	2,398,280	1.1
259,151		Banco Bilbao Vizcaya Argentaria S.A.	1,568,018	0.7
119,600		Grifols SA ADR	1,910,012	0.8
			5,876,310	2.6

		Sweden: 3.3%
43,561		Assa Abloy AB	884,622	0.4
48,478		Hexagon AB	2,117,113	1.0
77,173		Svenska Cellulosa AB SCA	2,290,563	1.0
145,936		Svenska Handelsbanken AB	2,006,046	0.9
			7,298,344	3.3

		Switzerland: 5.5%
68,937		GAM Holding Ltd.	660,360	0.3
52,674		Julius Baer Group Ltd.	2,147,096	1.0
39,719		Nestle S.A.	3,136,374	1.4
38,999		Novartis AG	3,077,814	1.4
10,864		Roche Holding AG	2,699,689	1.2
1,262		Syngenta AG	552,684	0.2
			12,274,017	5.5

		Taiwan: 1.7%
664,000		Taiwan Semiconductor Manufacturing Co., Ltd.	3,903,087	1.7

		Thailand: 0.5%
646,000		CP ALL PCL	1,149,037	0.5

		Turkey: 0.5%
435,709		Turkiye Garanti Bankasi A/S	1,154,549	0.5

		United Arab Emirates: 0.9%
107,420		DP World Ltd.	2,033,361	0.9

		United Kingdom: 12.8%
388,835		Aviva PLC	2,218,710	1.0
188,967		Sky PLC	2,190,137	1.0
76,530		Burberry Group PLC	1,365,615	0.6
246,555		Capita Group PLC	2,135,822	1.0
50,505		easyJet PLC	658,532	0.3
102,592		Experian PLC	2,049,569	0.9
33,688	@	Liberty Global PLC LILAC Group C	944,948	0.4
22,423	@,L	LivaNova PLC	1,347,847	0.6
1,712,849		Lloyds Banking Group Plc	1,210,148	0.5
70,787		Prudential PLC	1,254,810	0.6
12,018		Reckitt Benckiser Group PLC	1,131,427	0.5
492,714	@	Royal Bank of Scotland Group PLC	1,140,661	0.5
23,187		SABMiller PLC	1,350,623	0.6
47,062		Shire PLC	3,043,162	1.4
98,178		Smith & Nephew PLC	1,583,444	0.7
1,132,186		Vodafone Group PLC	3,247,008	1.5
71,427		WPP PLC	1,678,927	0.7
			28,551,390	12.8

		United States: 6.9%
7,589		Anheuser-Busch InBev Worldwide, Inc.	998,018	0.4
23,000		Las Vegas Sands Corp.	1,323,420	0.6
22,100	@	Liberty Global PLC - Class A	755,378	0.3
69,600	@	Liberty Global PLC - Class C	2,299,584	1.0
14,900		Mastercard, Inc.	1,516,373	0.7
11,108	@,L	Mobileye NV	472,868	0.2
21,600		Philip Morris International, Inc.	2,099,952	1.0
3,328	@	Priceline.com, Inc.	4,897,119	2.2
360,900		Samsonite International SA	1,163,659	0.5
			15,526,371	6.9

	Total Common Stock (Cost $199,935,626)		213,792,240	95.7

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.8%
		Brazil: 0.7%
137,385		Itau Unibanco Holding S.A.	$1,510,236	0.7

		United States: 0.1%
3,895	@	Peixe Urbano, Inc. - Series A	–	–
17,165	@	Peixe Urbano, Inc. - Series C	7,381	0.0
9,427	@	Xiaoju Kuaizhi, Inc., Series A-17	360,367	0.1
			367,748	0.1

	Total Preferred Stock (Cost $1,985,468)		1,877,984	0.8

RIGHTS: 0.0%
		France: 0.0%
2	@	Air Liquide SA	6	0.0

	Total Rights (Cost $–)		6	0.0

	Total Long-Term Investments (Cost $201,921,094)		215,670,230	96.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.8%
	Securities Lending Collateralcc: 3.3%
1,727,453	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $1,727,530, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,762,002, due 11/01/16-07/20/66)	1,727,453	0.8
1,727,453	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $1,727,527, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,762,002, due 10/13/16-09/09/49)	1,727,453	0.8
363,531	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $363,546, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $370,802, due 03/01/26-09/01/46)	363,531	0.1
1,727,453	Nomura Securities, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $1,727,527, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,762,002, due 04/15/17-02/20/63)	1,727,453	0.8
1,727,500	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $1,727,585, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $1,762,133, due 04/15/18-09/09/49)	1,727,500	0.8
		7,273,390	3.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
5,590,097	T. Rowe Price Reserve Investment Fund, 0.320%†† (Cost $5,590,097)	5,590,097	2.5

	Total Short-Term Investments (Cost $12,863,487)	12,863,487	5.8

	Total Investments in Securities (Cost $214,784,581)	$228,533,717	102.3
	Liabilities in Excess of Other Assets	(5,084,521)	(2.3)
	Net Assets	$223,449,196	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

††	Rate shown is the 7-day yield as of September 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $217,048,031.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$28,435,410
Gross Unrealized Depreciation	(16,949,724)

Net Unrealized Appreciation	$11,485,686

Sector Diversification	Percentage of Net Assets
Financials	18.2%
Industrials	15.1
Health Care	14.3
Information Technology	13.5
Consumer Discretionary	10.9
Consumer Staples	10.2
Telecommunication Services	4.5
Materials	4.5
Energy	2.9
Utilities	1.5
Real Estate	0.9
Short-Term Investments	5.8
Liabilities in Excess of Other Assets	(2.3)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$7,663,748	$–	$7,663,748
Belgium	–	1,082,353	–	1,082,353
Brazil	1,723,959	–	–	1,723,959
Canada	5,227,750	–	–	5,227,750
China	4,533,489	6,977,897	–	11,511,386
Denmark	–	1,091,908	–	1,091,908
Finland	–	2,926,142	–	2,926,142
France	–	9,353,355	–	9,353,355
Germany	–	12,529,461	–	12,529,461
Hong Kong	1,963,764	8,491,671	–	10,455,435
India	1,598,794	9,719,303	–	11,318,097
Indonesia	1,420,657	2,105,126	–	3,525,783
Ireland	–	671,503	–	671,503
Italy	–	1,345,802	–	1,345,802
Japan	–	33,976,094	–	33,976,094
Malaysia	1,006,446	–	–	1,006,446
Mexico	2,186,826	–	–	2,186,826
Netherlands	3,642,828	8,278,752	–	11,921,580

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
South Korea	$–	$6,508,146	$–	$6,508,146
Spain	1,910,012	3,966,298	–	5,876,310
Sweden	–	7,298,344	–	7,298,344
Switzerland	–	12,274,017	–	12,274,017
Taiwan	–	3,903,087	–	3,903,087
Thailand	–	1,149,037	–	1,149,037
Turkey	–	1,154,549	–	1,154,549
United Arab Emirates	–	2,033,361	–	2,033,361
United Kingdom	2,292,795	26,258,595	–	28,551,390
United States	13,364,694	2,161,677	–	15,526,371
Total Common Stock	40,872,014	172,920,226	–	213,792,240
Preferred Stock	1,510,236	–	367,748	1,877,984
Rights	6	–	–	6
Short-Term Investments	5,590,097	7,273,390	–	12,863,487
Total Investments, at fair value	$47,972,353	$180,193,616	$367,748	$228,533,717
Other Financial Instruments+
Forward Foreign Currency Contracts	–	59,828	–	59,828
Total Assets	$47,972,353	$180,253,444	$367,748	$228,593,545
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(5,963)	$–	$(5,963)
Total Liabilities	$–	$(5,963)	$–	$(5,963)

(1)	For the period ended September 30, 2016, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2016, securities valued at $6,493,912 and $1,471,430 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2016, the following forward foreign currency contracts were outstanding for VY® T. Rowe Price International Stock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Royal Bank of Scotland PLC	British Pound	1,696,000	Sell	10/07/16	$2,258,226	$2,198,398	$59,828
Standard Chartered PLC	Japanese Yen	225,333,000	Sell	10/21/16	2,217,757	2,223,720	(5,963)
							$53,865

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$59,828
Total Asset Derivatives		$59,828

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$5,963
Total Liability Derivatives		$5,963

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2016:

	Standard Chartered Bank PLC	The Royal Bank of Scotland PLC	Totals
Assets:
Forward foreign currency contracts	$-	$59,828	$59,828
Total Assets	$-	$59,828	$59,828

Liabilities:
Forward foreign currency contracts	$5,963	$-	$5,963
Total Liabilities	$5,963	$-	$5,963

Net OTC derivative instruments by counterparty, at fair value	$(5,963)	$59,828	$53,865

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(5,963)	$59,828	$53,865

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.7%
		Brazil: 0.6%
146,921	@	Petroleo Brasileiro SA ADR	$1,220,914	0.6

		China: 2.8%
873,000		China Life Insurance Co., Ltd.	2,287,404	1.2
74,000		China Mobile Ltd.	909,043	0.4
11,144	L	China Telecom Corp., Ltd. ADR	568,790	0.3
2,372,100		Kunlun Energy Co. Ltd.	1,833,685	0.9
			5,598,922	2.8

		Denmark: 0.3%
17,126	L	FLSmidth & Co. A/S	644,342	0.3

		France: 6.5%
64,272		AXA S.A.	1,366,570	0.7
63,490		BNP Paribas	3,265,535	1.7
17,225		Cie Generale des Etablissements Michelin	1,907,422	1.0
240,730		Credit Agricole SA	2,374,550	1.2
32,080		Sanofi	2,442,935	1.2
29,740		Total S.A.	1,414,459	0.7
			12,771,471	6.5

		Germany: 5.1%
265,400	L	Deutsche Lufthansa AG	2,958,788	1.5
22,510		Merck KGaA	2,428,051	1.2
80,110		Metro AG	2,384,549	1.2
19,150		Siemens AG	2,245,547	1.2
			10,016,935	5.1

		Ireland: 0.6%
13,240		Medtronic PLC	1,143,936	0.6

		Israel: 2.4%
104,253		Teva Pharmaceutical Industries Ltd. ADR	4,796,681	2.4

		Italy: 2.0%
157,483		ENI S.p.A.	2,269,388	1.2
707,349		UniCredit SpA	1,648,778	0.8
			3,918,166	2.0

		Japan: 5.6%
170,000		Konica Minolta Holdings, Inc.	1,439,613	0.7
258,800		Nissan Motor Co., Ltd.	2,538,537	1.3
145,500		Panasonic Corp.	1,455,227	0.8
49,500	L	SoftBank Group Corp.	3,208,026	1.6
696,000	@	Toshiba Corp.	2,320,047	1.2
			10,961,450	5.6

		Netherlands: 5.3%
564,809		Aegon NV	2,154,432	1.1
28,070		Akzo Nobel NV	1,898,662	1.0
52,100	@	Qiagen NV	1,436,571	0.7
2,558		Royal Dutch Shell PLC - Class A	63,637	0.0
187,540		Royal Dutch Shell PLC - Class B	4,862,079	2.5
			10,415,381	5.3

		Portugal: 1.0%
146,520		Galp Energia SGPS SA	2,001,752	1.0

		Russia: 1.1%
128,553		MMC Norilsk Nickel PJSC ADR	2,063,276	1.1

		Singapore: 1.7%
139,980		DBS Group Holdings Ltd.	1,588,332	0.8
622,300		Singapore Telecommunications Ltd.	1,820,161	0.9
			3,408,493	1.7

		South Korea: 7.1%
29,705		Hyundai Motor Co.	3,670,992	1.9
76,364		KB Financial Group, Inc.	2,626,537	1.3
5,268		Samsung Electronics Co., Ltd.	7,674,224	3.9
			13,971,753	7.1

		Spain: 1.1%
209,292	@	Telefonica S.A.	2,116,590	1.1

		Sweden: 2.0%
225,210		Telefonaktiebolaget LM Ericsson	1,626,080	0.8
122,730		Getinge AB	2,379,245	1.2
			4,005,325	2.0

		Switzerland: 4.2%
168,443		Credit Suisse Group AG	2,213,785	1.1
1,080,245	@	Glencore PLC	2,957,883	1.5
9,160		Roche Holding AG	2,276,247	1.2
64,950		UBS Group AG	887,247	0.4
			8,335,162	4.2

		Thailand: 0.7%
276,600		Bangkok Bank PCL	1,302,122	0.7

		Turkey: 0.9%
214,182	@	Turkcell Iletisim Hizmet AS ADR	1,726,307	0.9

		United Kingdom: 11.2%
268,229		BAE Systems PLC	1,822,142	0.9
824,740		Barclays PLC	1,788,044	0.9
552,759		BP PLC	3,221,870	1.6
149,491		Sky PLC	1,732,608	0.9
74,240		CRH PLC - London	2,457,636	1.3
404,310		HSBC Holdings PLC	3,025,343	1.5
157,576		Kingfisher PLC	768,819	0.4
404,554	@	Serco Group PLC	684,685	0.3
477,647	@	Standard Chartered PLC	3,886,955	2.0
632,969	@	Tesco PLC	1,499,149	0.8
402,465		Vodafone Group PLC	1,154,233	0.6
			22,041,484	11.2

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: 33.5%
54,970		American International Group, Inc.	$3,261,920	1.7
14,881	@	Allergan plc	3,427,243	1.7
3,550	@	Alphabet, Inc. - Class A	2,854,413	1.4
27,370		Amgen, Inc.	4,565,590	2.3
43,910		Apache Corp.	2,804,532	1.4
19,120		Apple, Inc.	2,161,516	1.1
27,030		Baker Hughes, Inc.	1,364,204	0.7
41,260		Capital One Financial Corp.	2,963,706	1.5
4,700	@	Celgene Corp.	491,291	0.2
84,990		Cisco Systems, Inc.	2,695,883	1.4
100,620		Citigroup, Inc.	4,752,283	2.4
45,760		Comcast Corp. – Class A	3,035,718	1.5
33,630		Eli Lilly & Co.	2,699,144	1.4
24,270		Gilead Sciences, Inc.	1,920,242	1.0
44,280		Halliburton Co.	1,987,286	1.0
93,170		Hewlett Packard Enterprise Co.	2,119,618	1.1
45,870		JPMorgan Chase & Co.	3,054,483	1.5
16,140	@	Michael Kors Holdings Ltd.	755,191	0.4
50,410		Microsoft Corp.	2,903,616	1.5
54,680		Morgan Stanley	1,753,041	0.9
195,600	@,L	Navistar International Corp.	4,477,284	2.3
400	@	Netscout Systems, Inc.	11,700	0.0
90,880		Oracle Corp.	3,569,766	1.8
62,340		SunTrust Bank	2,730,492	1.4
7,130		Tiffany & Co.	517,852	0.3
86,570		Twenty-First Century Fox, Inc. - Class A	2,096,725	1.1
8,840		United Parcel Service, Inc. - Class B	966,742	0.5
			65,941,481	33.5

	Total Common Stock
	(Cost $184,749,750)		188,401,943	95.7

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 1.1%
		United States: 1.1%
2,123,000	#,L	Chesapeake Energy Corp., 8.000%, 12/15/22	2,154,845	1.1

	Total Corporate Bonds/Notes
	(Cost $1,983,629)		2,154,845	1.1

	Total Long-Term Investments
	(Cost $186,733,379)		190,556,788	96.8

SHORT-TERM INVESTMENTS: 9.9%
		U.S. Government Agency Obligations: 3.2%
1,100,000		Federal Home Loan Bank Discount Notes, 0.067%, 10/03/16	1,100,000	0.6
5,100,000		Freddie Mac Discount Notes, 0.133%, 10/03/16	5,100,000	2.6
			6,200,000	3.2

		Securities Lending Collateralcc: 6.6%
3,108,401		Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $3,108,539, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,170,569, due 11/01/16-07/20/66)	3,108,401	1.6
3,108,401		Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $3,108,534, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,170,569, due 10/13/16-09/09/49)	3,108,401	1.6
654,208		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $654,235, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $667,292, due 03/01/26-09/01/46)	654,208	0.3
3,108,401		Nomura Securities, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $3,108,534, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $3,170,569, due 04/15/17-02/20/63)	3,108,401	1.6

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
3,108,400	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $3,108,553, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $3,170,717, due 04/15/18-09/09/49)	$3,108,400	1.5
		13,087,811	6.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
207,534	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.336%
	(Cost $207,534)	207,534	0.1

	Total Short-Term Investments
	(Cost $19,495,282)	19,495,345	9.9

	Total Investments in Securities (Cost $206,228,661)	$210,052,133	106.7
	Liabilities in Excess of Other Assets	(13,179,680)	(6.7)
	Net Assets	$196,872,453	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $207,424,194.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$29,642,977
Gross Unrealized Depreciation	(27,015,038)

Net Unrealized Appreciation	$2,627,939

Sector Diversification	Percentage of Net Assets
Financials	24.8%
Health Care	15.1%
Information Technology	13.7
Energy	12.7
Consumer Discretionary	9.6
Industrials	7.9
Telecommunication Services	5.8
Materials	5.2
Consumer Staples	2.0
U.S. Government Agency Debt	3.2
Short-Term Investments	6.7
Liabilities in Excess of Other Assets	(6.7)
Net Assets	100.0%

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Brazil	$1,220,914	$–	$–	$1,220,914
China	568,790	5,030,132	–	5,598,922
Denmark	–	644,342	–	644,342
France	–	12,771,471	–	12,771,471
Germany	–	10,016,935	–	10,016,935
Ireland	1,143,936	–	–	1,143,936
Israel	4,796,681	–	–	4,796,681
Italy	–	3,918,166	–	3,918,166
Japan	–	10,961,450	–	10,961,450
Netherlands	–	10,415,381	–	10,415,381
Portugal	–	2,001,752	–	2,001,752
Russia	2,063,276	–	–	2,063,276
Singapore	–	3,408,493	–	3,408,493
South Korea	–	13,971,753	–	13,971,753
Spain	–	2,116,590	–	2,116,590
Sweden	–	4,005,325	–	4,005,325
Switzerland	–	8,335,162	–	8,335,162
Thailand	–	1,302,122	–	1,302,122
Turkey	1,726,307	–	–	1,726,307
United Kingdom	–	22,041,484	–	22,041,484
United States	65,941,481	–	–	65,941,481
Total Common Stock	77,461,385	110,940,558	–	188,401,943
Corporate Bonds/Notes	–	2,154,845	–	2,154,845
Short-Term Investments	207,534	19,287,811	–	19,495,345
Total Investments, at fair value	$77,668,919	$132,383,214	$–	$210,052,133

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Investors Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 25, 2016